UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-03980

Morgan Stanley Institutional Fund Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Arthur Lev 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		201-830-8894

Date of fiscal year end:	September 30, 2013

Date of reporting period:	June 30, 2013

Item 1.  Schedule of Investments.

The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2013 (unaudited)

	Face Amount (000)	Value (000)
Fixed Income Securities (27.5%)
Agency Adjustable Rate Mortgage (0.0%)
United States (0.0%)
Federal National Mortgage Association, Conventional Pool 2.34%, 5/1/35	$47	$50

Agency Fixed Rate Mortgages (2.9%)
United States (2.9%)
Federal Home Loan Mortgage Corporation,
Gold Pools:
6.00%, 11/1/37	280	305
6.50%, 5/1/32 — 9/1/32	266	298
7.50%, 5/1/35	13	15
Federal National Mortgage Association,
August TBA:
3.50%, 8/1/43 (a)	322	326
Conventional Pools:
3.50%, 12/1/42	1,403	1,403
4.00%, 1/1/42	1,825	1,904
5.00%, 1/1/41 — 3/1/41	2,128	2,343
5.50%, 5/1/37 — 8/1/38	928	1,015
6.00%, 1/1/38	38	42
6.50%, 12/1/29	45	52
7.00%, 12/1/17 — 2/1/31	582	676
7.50%, 8/1/37	24	29
July TBA:
2.50%, 7/1/28 (a)	150	151
Government National Mortgage Association,
July TBA:
3.50%, 7/20/43 (a)	2,184	2,242
Various Pools:
3.50%, 11/20/42	180	185
4.00%, 8/20/41 — 11/20/42	1,246	1,312
4.50%, 8/15/39	261	279
5.50%, 8/15/39	249	273
		12,850
Asset-Backed Securities (0.3%)
United States (0.3%)
CNH Equipment Trust,
1.20%, 5/16/16	267	268
CVS Pass-Through Trust,
6.04%, 12/10/28	388	439
Ford Credit Floorplan Master Owner Trust,
1.89%, 2/15/17 (b)(c)	525	536
Santander Drive Auto Receivables Trust,
3.06%, 11/15/17	50	51
U-Haul S Fleet LLC,
4.90%, 10/25/23 (b)	67	70
		1,364
Collateralized Mortgage Obligations - Agency Collateral Series (0.6%)
United States (0.6%)
Federal Home Loan Mortgage Corporation,
2.36%, 7/25/22	792	747

		Face Amount (000)	Value (000)
2.40%, 6/25/22		$1,625	$1,541
2.79%, 1/25/22		75	74
2.97%, 10/25/21		90	90
IO
0.83%, 1/25/21 (c)		684	25
IO PAC REMIC
6.28%, 6/15/40 (c)		384	65
IO REMIC
5.86%, 4/15/39 (c)		197	40
Federal National Mortgage Association,
IO REMIC
5.00%, 8/25/37		20	1
6.41%, 9/25/38 (c)		170	35
Government National Mortgage Association,
IO
6.41%, 4/16/41 (c)		241	54
			2,672
Commercial Mortgage-Backed Securities (1.0%)
United States (1.0%)
BAMLL Commercial Mortgage Securities Trust,
2.96%, 12/10/30 (b)		175	165
COMM Mortgage Trust,
3.28%, 1/10/46		305	287
Commercial Mortgage Pass-Through Certificates,
2.82%, 11/15/45		376	351
Extended Stay America Trust,
2.96%, 12/5/31 (b)		325	317
GS Mortgage Securities Corp. II,
1.04%, 11/8/29 (b)(c)		395	394
3.28%, 2/10/46		208	194
JP Morgan Chase Commercial Mortgage Securities Trust,
4.17%, 8/15/46		770	809
4.39%, 7/15/46 (b)		100	108
Queens Center Mortgage Trust,
3.28%, 1/11/37 (b)		520	483
UBS-Barclays Commercial Mortgage Trust,
3.53%, 5/10/63		255	253
VNO Mortgage Trust,
3.00%, 11/15/30 (b)		361	339
Wells Fargo Commercial Mortgage Trust,
2.92%, 10/15/45		449	423
WF-RBS Commercial Mortgage Trust,
3.31%, 3/15/45		290	273
			4,396
Corporate Bonds (7.5%)
Australia (0.4%)
Australia & New Zealand Banking Group Ltd.,
5.13%, 9/10/19	EUR	400	587
Macquarie Bank Ltd.,
6.63%, 4/7/21 (b)		$270	286
Macquarie Group Ltd.,
6.00%, 1/14/20 (b)		260	271

	Face Amount (000)		Value (000)
QBE Insurance Group Ltd.,
2.40%, 5/1/18 (b)		$200	$196
Wesfarmers Ltd.,
2.98%, 5/18/16 (b)	245		255
			1,595
Brazil (0.1%)
Petrobras International Finance Co.,
5.75%, 1/20/20	330		345
Vale Overseas Ltd.,
6.88%, 11/10/39	50		51
			396
Canada (0.1%)
Brookfield Asset Management, Inc.,
5.80%, 4/25/17	380		418
Goldcorp, Inc.,
3.70%, 3/15/23	270		239
			657
China (0.1%)
Sinopec Group Overseas Development 2012 Ltd.,
2.75%, 5/17/17 (b)	217		219
Want Want China Finance Ltd.,
1.88%, 5/14/18 (b)	200		187
			406
France (0.6%)
Banque Federative du Credit Mutuel SA,
3.00%, 10/29/15	EUR	400	544
BNP Paribas SA,
5.00%, 1/15/21		$295	314
Credit Agricole SA,
3.90%, 4/19/21	EUR	300	387
5.88%, 6/11/19	400		579
Societe Generale SA,
5.20%, 4/15/21 (b)		$200	212
Veolia Environnement SA,
6.75%, 4/24/19	EUR	400	649
			2,685
Germany (0.0%)
Deutsche Bank AG,
4.30%, 5/24/28 (c)		$225	208

Ireland (0.1%)
CRH America, Inc.,
6.00%, 9/30/16	415		468

Israel (0.1%)
Teva Pharmaceutical Finance IV BV,
3.65%, 11/10/21	420		421

	Face Amount (000)		Value (000)
Italy (1.0%)
Banca Monte dei Paschi di Siena SpA,
4.88%, 9/15/16	EUR	350	$465
Enel Finance International N.V.,
5.13%, 10/7/19 (b)	$650		676
Finmeccanica Finance SA,
8.13%, 12/3/13	EUR	550	734
Intesa Sanpaolo SpA,
4.13%, 4/14/20	400		525
Telecom Italia Finance SA,
7.75%, 1/24/33	430		626
UniCredit SpA,
4.25%, 7/29/16	350		493
4.38%, 2/10/14	550		730
			4,249
Korea, Republic of (0.0%)
SK Telecom Co., Ltd.,
2.13%, 5/1/18 (b)	$200		191

Netherlands (0.3%)
ABN Amro Bank N.V.,
3.63%, 10/6/17	EUR	200	281
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA,
3.75%, 11/9/20	300		398
ING Bank N.V.,
5.25%, 6/5/18	300		462
ING US, Inc.,
2.90%, 2/15/18 (b)	$200		201
			1,342
Spain (0.3%)
Banco Bilbao Vizcaya Argentaria SA,
3.63%, 1/18/17	EUR	350	473
Gas Natural Capital Markets SA,
4.13%, 1/26/18	400		553
Iberdrola Finance Ireland Ltd.,
5.00%, 9/11/19 (b)	$200		211
Santander Holdings USA, Inc.,
4.63%, 4/19/16	135		143
			1,380
Sweden (0.3%)
Nordea Bank AB,
4.00%, 3/29/21	EUR	480	654
Skandinaviska Enskilda Banken AB,
1.75%, 3/19/18 (b)	$200		195
Swedbank AB,
1.75%, 3/12/18 (b)	270		262
			1,111
Switzerland (0.1%)
Credit Suisse,
5.40%, 1/14/20	110		119

	Face Amount (000)		Value (000)
6.00%, 2/15/18		$90	$101
			220
Thailand (0.0%)
PTT PCL,
3.38%, 10/25/22 (b)	230		210

United Kingdom (1.5%)
Abbey National Treasury Services PLC,
3.63%, 10/14/17	EUR	725	1,025
MTN
3.88%, 11/10/14 (b)		$365	376
Bank of Scotland PLC,
4.63%, 6/8/17	EUR	350	517
Barclays Bank PLC,
6.00%, 1/23/18 — 1/14/21	450		640
BAT International Finance PLC,
9.50%, 11/15/18 (b)		$155	208
Diageo Capital PLC,
1.50%, 5/11/17	215		213
Experian Finance PLC,
2.38%, 6/15/17 (b)	400		397
GlaxoSmithKline Capital PLC,
2.85%, 5/8/22	132		127
GlaxoSmithKline Capital, Inc.,
2.80%, 3/18/23	115		110
4.20%, 3/18/43	25		24
Heathrow Funding Ltd.,
4.60%, 2/15/18	EUR	300	439
HSBC Holdings PLC,
4.00%, 3/30/22		$45	46
6.00%, 6/10/19	EUR	450	678
Imperial Tobacco Finance PLC,
8.38%, 2/17/16	400		614
Lloyds TSB Bank PLC,
6.50%, 3/24/20	250		357
Nationwide Building Society,
6.25%, 2/25/20 (b)		$300	335
Royal Bank of Scotland PLC (The),
5.50%, 3/23/20	EUR	150	222
Standard Chartered PLC,
3.85%, 4/27/15 (b)		$260	271
			6,599
United States (2.5%)
Actavis, Inc.,
3.25%, 10/1/22	225		210
Agilent Technologies, Inc.,
5.50%, 9/14/15	155		169
Altria Group, Inc.,
2.85%, 8/9/22	25		23
Amgen, Inc.,
5.15%, 11/15/41	99		99
Apple, Inc.,
2.40%, 5/3/23	225		209

		Face Amount (000)	Value (000)
AT&T, Inc.,
6.30%, 1/15/38		$150	$167
BA Covered Bond Issuer,
4.25%, 4/5/17	EUR	350	504
Bank of America Corp.,
5.63%, 7/1/20		$15	17
BNP Paribas/BNP Paribas US Medium-Term Note Program LLC,
5.13%, 1/15/15 (b)		180	188
Boston Properties LP,
3.85%, 2/1/23		25	25
Boston Scientific Corp.,
6.00%, 1/15/20		200	227
Capital One Bank, USA NA,
3.38%, 2/15/23		546	517
Citigroup, Inc., (d)
6.13%, 5/15/18		107	123
8.50%, 5/22/19		274	346
CNA Financial Corp.,
5.75%, 8/15/21		45	51
Comcast Corp.,
4.65%, 7/15/42		150	144
6.40%, 5/15/38		50	60
ConAgra Foods, Inc.,
3.20%, 1/25/23		85	81
4.65%, 1/25/43		125	116
DirecTV Holdings LLC/DirecTV Financing Co., Inc.,
3.80%, 3/15/22		75	72
Discover Bank,
2.00%, 2/21/18		345	334
Discovery Communications LLC,
3.25%, 4/1/23		75	71
Enterprise Products Operating LLC,
3.35%, 3/15/23		275	265
Ford Motor Credit Co., LLC,
4.21%, 4/15/16		630	659
Freeport-McMoRan Copper & Gold, Inc.,
2.38%, 3/15/18 (b)		155	148
3.88%, 3/15/23 (b)		125	113
General Electric Capital Corp.,
5.30%, 2/11/21		275	302
Genworth Holdings, Inc.,
7.20%, 2/15/21		305	343
Georgia-Pacific LLC,
8.88%, 5/15/31		275	385
Glencore Funding LLC,
2.50%, 1/15/19 (b)		160	145
Goldman Sachs Group, Inc. (The),
2.38%, 1/22/18		650	639
Hartford Financial Services Group, Inc.,
5.50%, 3/30/20		25	28
Hewlett-Packard Co.,
4.65%, 12/9/21		35	35
Home Depot, Inc.,
5.88%, 12/16/36		200	236
JPMorgan Chase & Co.,
3.38%, 5/1/23		225	210

		Face Amount (000)	Value (000)
L-3 Communications Corp.,
4.75%, 7/15/20		$255	$268
Life Technologies Corp.,
6.00%, 3/1/20		40	45
Marathon Petroleum Corp.,
5.13%, 3/1/21		275	304
Merck & Co., Inc.,
2.80%, 5/18/23		250	237
Merrill Lynch & Co., Inc.,
6.88%, 4/25/18		465	536
Nationwide Financial Services, Inc.,
5.38%, 3/25/21 (b)		25	27
NBC Universal Media LLC,
4.38%, 4/1/21		175	189
Omnicom Group, Inc.,
3.63%, 5/1/22		310	300
Pacific LifeCorp,
6.00%, 2/10/20 (b)		25	28
Phillips 66,
4.30%, 4/1/22		25	26
Plains All American Pipeline LP/PAA Finance Corp.,
6.70%, 5/15/36		190	222
8.75%, 5/1/19		220	287
Prudential Financial, Inc.,
6.63%, 12/1/37		150	179
Qwest Corp.,
6.88%, 9/15/33		125	122
SABMiller Holdings, Inc.,
3.75%, 1/15/22 (b)		265	270
Santander Holdings USA, Inc.,
3.00%, 9/24/15		95	97
SLM Corp.,
6.25%, 1/25/16		85	90
Time Warner Cable, Inc.,
6.75%, 6/15/39		105	107
UnitedHealth Group, Inc.,
4.25%, 3/15/43		150	137
Wells Fargo & Co.,
3.45%, 2/13/23		395	378
			11,110
			33,248
Mortgages - Other (0.3%)
United Kingdom (0.2%)
Holmes Master Issuer PLC,
2.06%, 10/15/54 (b)(c)	GBP	616	972

United States (0.1%)
Banc of America Alternative Loan Trust,
5.86%, 10/25/36		$58	45
5.91%, 10/25/36 (c)		111	86
6.00%, 4/25/36		48	50
Chaseflex Trust,
6.00%, 2/25/37		55	46
First Horizon Alternative Mortgage Securities Trust,
6.25%, 8/25/36		32	27

	Face Amount (000)		Value (000)
GSR Mortgage Loan Trust,
5.75%, 1/25/37	$64		$62
Lehman Mortgage Trust,
5.50%, 11/25/35	22		22
6.50%, 9/25/37	70		61
RALI Trust,
0.69%, 3/25/35 (c)	52		33
			432
			1,404
Sovereign (12.6%)
Australia (0.5%)
Australia Government Bond,
5.25%, 3/15/19	AUD	575	581
Treasury Corp. of Victoria,
5.75%, 11/15/16	1,600		1,583
			2,164
Brazil (0.3%)
Banco Nacional de Desenvolvimento, Economico e Social,
5.50%, 7/12/20	$1,200		1,245
Brazilian Government International Bond,
4.88%, 1/22/21	90		97
			1,342
Canada (0.6%)
Canadian Government Bond,
3.25%, 6/1/21	CAD	2,700	2,752

Germany (0.8%)
Bundesrepublik Deutschland,
1.75%, 7/4/22	EUR	495	655
4.25%, 7/4/39	1,150		2,013
4.75%, 7/4/34	450		811
			3,479
Ireland (0.3%)
Ireland Government Bond,
3.90%, 3/20/23	900		1,155

Italy (1.2%)
Italy Buoni Poliennali Del Tesoro,
3.75%, 8/1/16	600		807
4.00%, 9/1/20	375		492
4.50%, 2/1/18 — 3/1/19	2,375		3,241
5.00%, 3/1/22	270		370
5.50%, 11/1/22	150		210
			5,120

Face Amount (000)	Value (000)
Japan (1.3%)
Japan Finance Organization for Municipalities,
1.90%, 6/22/18	JPY	70,000	$763
Japan Government Ten Year Bond,
1.10%, 6/20/21	35,000	363
1.90%, 6/20/16	105,000	1,114
Japan Government Thirty Year Bond,
1.70%, 6/20/33	340,000	3,431
5,671
Kazakhstan (0.2%)
KazMunayGas National Co., JSC,
6.38%, 4/9/21	$1,000	1,090

Korea, Republic of (0.3%)
Korea Development Bank (The),
3.88%, 5/4/17	400	412
Korea Finance Corp.,
4.63%, 11/16/21	630	643
Republic of Korea,
7.13%, 4/16/19	150	183
1,238
Mexico (0.6%)
Mexican Bonos,
7.50%, 6/3/27	MXN	4,100	355
10.00%, 12/5/24	13,500	1,408
Petroleos Mexicanos,
4.88%, 1/24/22	$1,070	1,094
2,857
New Zealand (0.1%)
New Zealand Government Bond,
6.00%, 5/15/21	NZD	685	605

Norway (0.3%)
Norway Government Bond,
3.75%, 5/25/21	NOK	3,500	635
4.25%, 5/19/17	3,500	632
1,267
Poland (0.7%)
Poland Government Bond,
5.25%, 10/25/17	PLN	4,300	1,377
5.75%, 10/25/21	3,190	1,063
Poland Government International Bond,
5.00%, 3/23/22	$670	722
3,162

	Face Amount (000)		Value (000)
Qatar (0.2%)
Qatar Government International Bond,
4.00%, 1/20/15 (b)	$900		$937

Russia (0.2%)
Russian Foreign Bond - Eurobond,
4.50%, 4/4/22	800		819

South Africa (0.2%)
South Africa Government Bond,
7.25%, 1/15/20	ZAR	9,400	947

Spain (3.3%)
Spain Government Bond,
3.75%, 10/31/15	EUR	9,430	12,571
4.40%, 10/31/23 (b)	400		506
5.85%, 1/31/22	680		965
Spain Government International Bond,
4.00%, 3/6/18 (b)	$700		690
			14,732
Supernational (0.5%)
European Investment Bank,
2.15%, 1/18/27	JPY	157,000	1,740
European Union,
2.75%, 4/4/22	EUR	300	415
			2,155
Sweden (0.2%)
Sweden Government Bond,
4.25%, 3/12/19	SEK	4,000	678

United Kingdom (0.8%)
United Kingdom Gilt,
3.75%, 9/7/21	GBP	400	679
4.25%, 6/7/32 — 9/7/39	1,700		2,946
			3,625
			55,795
U.S. Treasury Securities (2.3%)
United States (2.3%)
U.S. Treasury Bond,
3.50%, 2/15/39	$2,050		2,084
U.S. Treasury Notes,
0.88%, 4/30/17	4,790		4,767
1.50%, 6/30/16	3,300		3,380
			10,231
Total Fixed Income Securities (Cost $124,203)			122,010

	Shares	Value (000)
Common Stocks (58.2%)
Australia (1.8%)
AGL Energy Ltd.	4,551	$60
Alumina Ltd. (e)	30,018	27
Amcor Ltd.	11,529	107
AMP Ltd.	32,469	126
Arrium Ltd.	14,100	10
Asciano Ltd.	8,154	37
ASX Ltd.	1,608	49
Australia & New Zealand Banking Group Ltd.	26,949	704
BHP Billiton Ltd.	29,823	856
BlueScope Steel Ltd. (e)	3,657	16
Brambles Ltd.	13,643	117
Coca-Cola Amatil Ltd.	4,831	56
Cochlear Ltd.	521	29
Commonwealth Bank of Australia	12,740	806
Computershare Ltd.	4,383	41
Crown Ltd.	6,002	66
CSL Ltd.	4,997	281
Dexus Property Group REIT	44,008	43
DuluxGroup Ltd.	5,455	21
Echo Entertainment Group Ltd.	7,295	20
Fairfax Media Ltd.	32,187	15
Fortescue Metals Group Ltd.	11,321	31
Goodman Group REIT	10,866	49
GPT Group REIT	18,147	64
Incitec Pivot Ltd.	14,023	37
Insurance Australia Group Ltd.	20,683	103
Leighton Holdings Ltd.	1,366	19
Lend Lease Group REIT	6,124	47
Macquarie Group Ltd.	2,989	114
Mirvac Group REIT	26,057	38
National Australia Bank Ltd.	22,472	610
Newcrest Mining Ltd.	4,397	40
Orica Ltd.	3,712	70
Origin Energy Ltd.	9,814	113
QBE Insurance Group Ltd.	13,641	188
Rio Tinto Ltd.	3,911	187
Santos Ltd.	8,621	99
Shopping Centres Australasia Property Group REIT	2,263	3
Sonic Healthcare Ltd.	3,301	45
Stockland REIT	23,696	75
Suncorp Group Ltd.	11,616	127
TABCORP Holdings Ltd.	6,767	19
Telstra Corp., Ltd.	43,614	190
Toll Holdings Ltd.	6,284	31
Transurban Group	12,851	79
Treasury Wine Estates Ltd.	7,726	41
Wesfarmers Ltd.	9,181	333
Wesfarmers Ltd. (PPS)	1,609	59
Westfield Group REIT	19,414	203
Westfield Retail Trust REIT	20,351	58
Westpac Banking Corp.	24,931	659
Woodside Petroleum Ltd.	5,443	174
Woolworths Ltd.	11,319	340

	Shares	Value (000)
WorleyParsons Ltd.	1,655	$30
		7,762
Austria (0.1%)
Immofinanz AG (e)	3,664	14
OMV AG	5,673	256
Raiffeisen Bank International AG	3,480	102
Voestalpine AG	5,732	202
		574
Belgium (0.4%)
Ageas	3,005	105
Anheuser-Busch InBev N.V.	6,748	601
Colruyt SA	905	48
Delhaize Group SA	10,858	671
Groupe Bruxelles Lambert SA	1,457	110
KBC Groep N.V.	3,024	112
Umicore SA	1,567	65
		1,712
Bermuda (0.0%)
Brookfield Property Partners LP	401	8

Canada (2.6%)
Agnico-Eagle Mines Ltd.	2,100	58
Agrium, Inc.	2,000	173
Bank of Montreal	6,500	377
Bank of Nova Scotia	11,300	604
Barrick Gold Corp.	12,000	189
BCE, Inc.	6,700	275
Bombardier, Inc.	16,300	73
Brookfield Asset Management, Inc., Class A	7,000	252
Brookfield Office Properties, Inc.	4,900	81
Cameco Corp.	5,200	107
Canadian Imperial Bank of Commerce	4,800	341
Canadian National Railway Co.	5,500	535
Canadian Natural Resources Ltd.	13,100	369
Canadian Oil Sands Ltd.	3,500	65
Canadian Pacific Railway Ltd.	2,100	255
Cenovus Energy, Inc.	9,100	260
Crescent Point Energy Corp.	2,700	92
Eldorado Gold Corp.	6,900	43
Enbridge, Inc.	10,500	441
Encana Corp.	9,600	162
Fairfax Financial Holdings Ltd.	300	118
First Quantum Minerals Ltd.	6,500	96
Fortis, Inc.	1,600	49
Goldcorp, Inc.	9,000	223
Great-West Lifeco, Inc.	5,200	141
Husky Energy, Inc.	3,300	88
IGM Financial, Inc.	2,300	99
Imperial Oil Ltd.	3,200	122
Intact Financial Corp.	1,800	101
Kinross Gold Corp.	12,700	65
Lightstream Resources Ltd.	1,436	11
Magna International, Inc.	3,200	228

	Shares	Value (000)
Manulife Financial Corp.	23,100	$370
National Bank of Canada	1,900	136
Pembina Pipeline Corp.	500	15
Penn West Petroleum Ltd.	4,800	51
Petrobank Energy & Resources Ltd. (e)	1,300	1
Petrominerales Ltd.	859	5
Potash Corp. of Saskatchewan, Inc.	10,400	397
Power Corp. of Canada	5,200	139
Power Financial Corp.	4,300	125
Research In Motion Ltd. (e)	5,300	56
Rogers Communications, Inc., Class B	4,900	192
Royal Bank of Canada	15,700	915
Shaw Communications, Inc., Class B	4,700	113
Shoppers Drug Mart Corp.	3,300	152
Silver Wheaton Corp.	4,400	86
SNC-Lavalin Group, Inc.	2,300	97
Sun Life Financial, Inc.	7,500	222
Suncor Energy, Inc.	18,000	531
Talisman Energy, Inc.	13,000	148
Teck Resources Ltd., Class B	6,000	128
Thomson Reuters Corp.	4,700	153
Tim Hortons, Inc.	3,900	211
Toronto-Dominion Bank (The)	10,300	827
TransAlta Corp.	2,900	40
TransCanada Corp.	8,000	344
Valeant Pharmaceuticals International, Inc. (e)	300	26
Yamana Gold, Inc.	9,200	88
		11,661
Chile (0.0%)
Antofagasta PLC	2,716	33

China (0.1%)
AIA Group Ltd. (f)	67,200	284

Denmark (0.3%)
AP Moeller - Maersk A/S	6	40
AP Moeller - Maersk A/S Series B	11	79
Carlsberg A/S	98	9
Coloplast A/S	120	7
Danske Bank A/S (e)	6,044	103
DSV A/S	3,452	84
Novo Nordisk A/S Series B	3,895	607
Novozymes A/S Series B	2,771	89
TDC A/S	537	4
Vestas Wind Systems A/S (e)	3,486	50
		1,072
Finland (0.4%)
Fortum Oyj	6,094	114
Kesko Oyj, Class B	2,489	69
Kone Oyj, Class B	2,537	202
Neste Oil Oyj	7,343	107
Nokia Oyj (e)	34,796	129
Nokian Renkaat Oyj	1,401	57
Sampo, Class A	3,582	140
Stora Enso Oyj, Class R	37,721	253

	Shares	Value (000)
UPM-Kymmene Oyj	43,853	$430
		1,501
France (4.9%)
Accor SA	1,422	50
Aeroports de Paris (ADP)	480	47
Air Liquide SA	2,791	345
Alcatel-Lucent (e)	32,733	60
Alstom SA	4,118	135
AXA SA	64,948	1,276
BNP Paribas SA	9,982	545
Bouygues SA	16,303	416
Bureau Veritas SA	2,324	60
Cap Gemini SA	1,918	93
Carrefour SA	5,540	152
Casino Guichard Perrachon SA	6,062	568
CGG (e)	2,024	45
Christian Dior SA	710	115
Cie de St-Gobain	25,768	1,043
Cie Generale des Etablissements Michelin Series B	1,855	166
CNP Assurances	5,668	81
Credit Agricole SA (e)	8,087	69
Danone SA	6,671	501
Edenred	1,823	56
Electricite de France SA	24,614	571
Essilor International SA	1,528	163
Eutelsat Communications SA	799	23
France Telecom SA	117,762	1,114
GDF Suez	60,670	1,188
Groupe Eurotunnel SA	7,563	57
ICADE REIT	86	7
JCDecaux SA	651	18
Kering	1,357	276
L’Oreal SA	2,407	396
Lafarge SA	4,474	275
Lagardere SCA	6,754	188
LVMH Moet Hennessy Louis Vuitton SA	2,297	372
Pernod-Ricard SA	1,855	206
Peugeot SA (e)	66,181	545
Publicis Groupe SA	1,047	75
Renault SA	69,930	4,706
Sanofi	11,589	1,201
SES SA	2,416	69
Societe Generale SA	6,916	238
Societe Television Francaise 1	1,176	14
Sodexo	1,223	102
Suez Environnement Co.	19,649	254
Technip SA	933	95
Thales SA	1,262	59
Total SA	40,787	1,991
Unibail-Rodamco SE REIT	1,616	376
Vallourec SA	2,417	122
Veolia Environnement SA	59,333	675
Vinci SA	4,786	240
Vivendi SA	16,236	307
		21,746

	Shares	Value (000)
Germany (4.7%)
Adidas AG	3,095	$335
Allianz SE (Registered)	7,228	1,056
Axel Springer AG	300	13
BASF SE	18,301	1,635
Bayer AG (Registered)	12,027	1,283
Bayerische Motoren Werke AG (Preference)	6,013	506
Beiersdorf AG	1,516	132
Commerzbank AG (e)	6,863	60
Continental AG	949	127
Daimler AG (Registered)	26,877	1,626
Deutsche Bank AG (Registered)	16,392	686
Deutsche Boerse AG	2,144	141
Deutsche Lufthansa AG (Registered) (e)	42,262	858
Deutsche Post AG (Registered)	8,920	222
Deutsche Telekom AG (Registered)	46,294	540
E.ON SE	87,309	1,433
Esprit Holdings Ltd. (f)	12,482	19
Fraport AG Frankfurt Airport Services Worldwide	478	29
Fresenius Medical Care AG & Co., KGaA	2,773	197
Fresenius SE & Co., KGaA	1,864	230
Henkel AG & Co., KGaA	2,529	198
Henkel AG & Co., KGaA (Preference)	3,044	286
Hochtief AG	4,356	285
Infineon Technologies AG	19,041	159
K&S AG (Registered)	2,326	86
Kabel Deutschland Holding AG	658	72
Lanxess AG	1,473	89
Linde AG	2,420	452
Merck KGaA	934	142
Metro AG	25,079	794
Muenchener Rueckversicherungs AG (Registered)	3,061	563
Porsche Automobil Holding SE (Preference)	8,020	621
ProSiebenSat.1 Media AG	953	41
QIAGEN N.V. (e)	4,477	88
RWE AG	35,549	1,135
RWE AG (Preference)	1,178	36
SAP AG	16,417	1,202
Siemens AG (Registered)	13,623	1,377
Suedzucker AG	731	23
ThyssenKrupp AG (e)	8,725	171
TUI AG (e)	2,676	32
Volkswagen AG	1,863	363
Volkswagen AG (Preference)	7,296	1,477
		20,820
Greece (0.0%)
Autohellas SA (e)	638	2
Diagnostic & Therapeutic Center of Athens Hygeia SA (e)	366	—	@
Frigoglass SA (e)	1,657	11
Halcor SA (e)	2,935	3
J&P-Avax SA (e)	491	1
JUMBO SA (e)	195	2
National Bank of Greece SA (e)	1,435	5
Piraeus Port Authority	106	2
Terna Energy SA (e)	2,890	11
Thessaloniki Water Supply & Sewage Co., SA	247	2

	Shares	Value (000)
Viohalco Hellenic Copper and Aluminum Industry SA (e)	209	$1
		40
Hong Kong (0.5%)
Bank of East Asia Ltd.	16,559	60
BOC Hong Kong Holdings Ltd.	36,500	112
Cheung Kong Holdings Ltd.	14,000	190
CLP Holdings Ltd.	19,000	154
Hang Lung Group Ltd.	8,000	43
Hang Lung Properties Ltd.	22,000	77
Hang Seng Bank Ltd.	11,500	170
Henderson Land Development Co., Ltd.	12,642	76
Hong Kong & China Gas Co., Ltd.	47,916	117
Hong Kong Exchanges and Clearing Ltd.	10,429	157
Hutchison Whampoa Ltd.	21,000	221
Kerry Properties Ltd.	7,000	27
Link REIT (The)	20,619	101
MTR Corp., Ltd.	15,242	56
New World Development Co., Ltd.	28,551	40
Power Assets Holdings Ltd.	14,500	125
Sands China Ltd.	28,400	134
Sino Land Co., Ltd.	21,433	30
Sun Hung Kai Properties Ltd.	13,844	179
Swire Pacific Ltd., Class A	6,500	79
Swire Properties Ltd.	4,550	13
Wharf Holdings Ltd.	13,200	111
Wheelock & Co., Ltd.	10,000	50
		2,322
Italy (1.7%)
Assicurazioni Generali SpA	11,606	203
Atlantia SpA	3,202	52
Banco Popolare SC (e)	10,511	12
Enel Green Power SpA	11,984	25
Enel SpA	353,160	1,108
Eni SpA	68,579	1,409
Exor SpA	10,193	301
Fiat Industrial SpA	6,659	74
Fiat SpA (e)	141,238	987
Finmeccanica SpA (e)	1,205	6
Intesa Sanpaolo SpA	319,767	512
Luxottica Group SpA	1,123	57
Prysmian SpA	1,210	23
Saipem SpA	59,663	970
Snam SpA	20,778	95
Telecom Italia SpA	1,510,173	1,012
Terna Rete Elettrica Nazionale SpA	9,469	39
UniCredit SpA	108,896	510
Unione di Banche Italiane SCPA	80,833	293
		7,688
Japan (7.0%)
Advantest Corp.	2,300	38
Aeon Co., Ltd.	12,100	159
Aisin Seiki Co., Ltd.	4,000	153
Ajinomoto Co., Inc.	16,000	235

	Shares	Value (000)
Asahi Glass Co., Ltd.	17,000	$111
Asahi Group Holdings Ltd.	5,400	134
Asahi Kasei Corp.	28,000	185
Astellas Pharma, Inc.	5,500	299
Bank of Yokohama Ltd. (The)	22,000	114
Bridgestone Corp.	9,500	324
Canon, Inc.	15,000	489
Central Japan Railway Co.	2,400	294
Chiba Bank Ltd. (The)	14,000	95
Chubu Electric Power Co., Inc.	8,300	118
Chugai Pharmaceutical Co., Ltd.	4,900	102
Chugoku Electric Power Co., Inc. (The)	3,700	58
Dai Nippon Printing Co., Ltd.	11,000	101
Dai-ichi Life Insurance Co., Ltd. (The)	14	20
Daiichi Sankyo Co., Ltd.	9,800	164
Daikin Industries Ltd.	4,000	162
Daito Trust Construction Co., Ltd.	1,500	141
Daiwa House Industry Co., Ltd.	12,000	224
Daiwa Securities Group, Inc.	31,000	260
Denso Corp.	8,800	414
Dentsu, Inc.	3,200	111
East Japan Railway Co.	5,200	404
Eisai Co., Ltd.	4,100	167
Electric Power Development Co., Ltd.	2,700	84
FANUC Corp.	2,600	377
Fast Retailing Co., Ltd.	700	236
FUJIFILM Holdings Corp.	8,200	181
Fujitsu Ltd.	28,000	116
Hankyu Hanshin Holdings, Inc.	34,000	194
Hitachi Ltd.	68,000	437
Hokkaido Electric Power Co., Inc. (e)	4,200	57
Hokuriku Electric Power Co.	3,900	61
Honda Motor Co., Ltd.	1,600	59
Honda Motor Co., Ltd. ADR	19,795	737
Hoya Corp.	6,000	124
Ibiden Co., Ltd.	2,000	31
Inpex Corp.	15	63
Isetan Mitsukoshi Holdings Ltd.	5,400	72
Isuzu Motors Ltd.	2,000	14
ITOCHU Corp.	22,400	259
Japan Real Estate Investment Corp. REIT	8	89
Japan Steel Works Ltd. (The)	5,000	28
Japan Tobacco, Inc.	16,600	587
JFE Holdings, Inc.	6,600	145
JGC Corp.	3,000	108
JSR Corp.	3,000	61
JX Holdings, Inc.	4,100	20
Kansai Electric Power Co., Inc. (The) (e)	7,000	96
Kao Corp.	8,500	289
Kawasaki Heavy Industries Ltd.	38,000	117
KDDI Corp.	10,800	562
Keikyu Corp.	10,000	86
Keio Corp.	10,000	69
Keyence Corp.	700	223
Kintetsu Corp.	42,000	185
Kirin Holdings Co., Ltd.	14,000	219
Kobe Steel Ltd. (e)	70,000	87
Komatsu Ltd.	14,100	326

	Shares	Value (000)
Konica Minolta, Inc.	5,000	$38
Kubota Corp.	19,000	277
Kuraray Co., Ltd.	5,000	70
Kyocera Corp.	2,300	234
Kyushu Electric Power Co., Inc. (e)	3,900	59
LIXIL Group Corp.	5,600	136
Makita Corp.	1,600	86
Marubeni Corp.	31,000	207
Mazda Motor Corp. (e)	24,000	95
Mitsubishi Chemical Holdings Corp.	22,500	106
Mitsubishi Corp.	18,500	317
Mitsubishi Electric Corp.	28,000	262
Mitsubishi Estate Co., Ltd.	17,000	453
Mitsubishi Heavy Industries Ltd.	54,000	300
Mitsubishi Motors Corp. (e)	93,000	128
Mitsui & Co., Ltd.	27,800	349
Mitsui Fudosan Co., Ltd.	13,000	382
Mitsui OSK Lines Ltd. (e)	18,000	70
Mizuho Financial Group, Inc.	208,700	434
MS&AD Insurance Group Holdings	5,800	148
Murata Manufacturing Co., Ltd.	3,200	244
NGK Insulators Ltd.	5,000	62
Nidec Corp.	1,600	112
Nikon Corp.	5,100	119
Nintendo Co., Ltd.	1,400	165
Nippon Building Fund, Inc. REIT	9	104
Nippon Electric Glass Co., Ltd.	6,000	29
Nippon Express Co., Ltd.	22,000	105
Nippon Steel Sumitomo Metal Corp.	116,000	313
Nippon Telegraph & Telephone Corp.	8,100	420
Nippon Yusen KK	34,000	90
Nissan Motor Co., Ltd.	34,500	350
Nitto Denko Corp.	2,500	161
NKSJ Holdings, Inc.	600	14
Nomura Holdings, Inc.	52,100	384
NSK Ltd.	10,000	96
NTT Data Corp.	30	107
NTT DoCoMo, Inc.	212	329
Odakyu Electric Railway Co., Ltd.	18,000	176
OJI Holdings Corp.	13,000	52
Olympus Corp. (e)	3,500	106
Omron Corp.	2,800	83
Ono Pharmaceutical Co., Ltd.	1,500	102
Oriental Land Co., Ltd.	100	15
ORIX Corp.	15,100	206
Osaka Gas Co., Ltd.	42,000	177
Otsuka Holdings Co., Ltd.	600	20
Panasonic Corp. (e)	26,900	216
Rakuten, Inc.	14,400	170
Resona Holdings, Inc.	10,500	51
Ricoh Co., Ltd.	11,000	131
Rohm Co., Ltd.	1,200	48
Secom Co., Ltd.	3,100	169
Sekisui House Ltd.	12,000	174
Seven & I Holdings Co., Ltd.	12,100	442
Sharp Corp. (e)	15,000	61
Shikoku Electric Power Co., Inc. (e)	5,500	99
Shin-Etsu Chemical Co., Ltd.	4,800	318

	Shares	Value (000)
Shionogi & Co., Ltd.	6,400	$134
Shiseido Co., Ltd.	6,500	97
Shizuoka Bank Ltd. (The)	14,000	151
SMC Corp.	900	181
Softbank Corp.	10,600	619
Sony Corp.	1,300	27
Sony Corp. ADR	13,035	276
Sumitomo Chemical Co., Ltd.	22,000	69
Sumitomo Corp.	16,900	211
Sumitomo Electric Industries Ltd.	24,000	287
Sumitomo Metal Mining Co., Ltd.	9,000	100
Sumitomo Mitsui Financial Group, Inc.	18,800	862
Sumitomo Mitsui Trust Holdings, Inc.	43,000	201
Sumitomo Realty & Development Co., Ltd.	8,000	319
Suzuki Motor Corp.	6,000	138
T&D Holdings, Inc.	8,400	113
Takeda Pharmaceutical Co., Ltd.	10,600	479
TDK Corp.	1,400	48
Terumo Corp.	3,300	164
Tobu Railway Co., Ltd.	33,000	170
Tohoku Electric Power Co., Inc. (e)	6,600	82
Tokio Marine Holdings, Inc.	7,000	222
Tokyo Electric Power Co., Inc. (e)	13,700	71
Tokyo Electron Ltd.	2,200	111
Tokyo Gas Co., Ltd.	38,000	210
Tokyu Corp.	18,000	118
Toppan Printing Co., Ltd.	11,000	76
Toray Industries, Inc.	28,000	181
Toshiba Corp.	61,000	293
Toyota Industries Corp.	3,600	147
Toyota Motor Corp.	39,300	2,374
Trend Micro, Inc.	1,800	57
Unicharm Corp.	2,600	147
West Japan Railway Co.	3,300	140
Yahoo! Japan Corp.	276	136
Yamada Denki Co., Ltd.	1,370	56
Yamato Holdings Co., Ltd.	9,500	200
		30,913
Kazakhstan (0.0%)
Kazakhmys PLC	2,888	11

Netherlands (1.1%)
Aegon N.V.	141,641	947
Akzo Nobel N.V.	4,136	233
ArcelorMittal	12,177	136
ASML Holding N.V.	2,380	188
DE Master Blenders 1753 N.V. (e)	2,404	39
Fugro N.V. CVA	657	36
Heineken N.V.	3,516	224
ING Groep N.V. CVA (e)	45,698	416
Koninklijke Ahold N.V.	11,520	172
Koninklijke DSM N.V.	3,186	208
Koninklijke KPN N.V.	485,844	1,010
Koninklijke Philips N.V.	11,422	311
Koninklijke Vopak N.V.	1,006	59
PostNL N.V. (e)	4,654	13

	Shares	Value (000)
Randstad Holding N.V.	1,207	$50
TNT Express N.V.	4,151	31
Unilever N.V. CVA	14,384	566
		4,639
Norway (0.3%)
Aker Solutions ASA	1,833	25
DnB ASA	11,838	171
Kvaerner ASA	1,677	3
Norsk Hydro ASA	13,781	55
Orkla ASA	10,248	84
Renewable Energy Corp., ASA (e)	6,482	2
Seadrill Ltd.	328	13
Statoil ASA	13,168	272
Subsea 7 SA	3,127	55
Telenor ASA	16,272	323
Veripos, Inc.	286	1
Yara International ASA	2,039	81
		1,085
Poland (0.0%)
Jeronimo Martins SGPS SA	3,072	65

Portugal (0.2%)
EDP - Energias de Portugal SA	75,833	244
Galp Energia SGPS SA	2,866	43
Portugal Telecom SGPS SA (Registered)	112,263	437
		724
South Africa (0.1%)
SABMiller PLC	10,797	518

Spain (2.0%)
Abertis Infraestructuras SA	12,358	216
Acciona SA	3,827	202
ACS Actividades de Construccion y Servicios SA	3,511	93
Amadeus IT Holding SA, Class A	5,400	173
Banco Bilbao Vizcaya Argentaria SA	132,359	1,110
Banco de Sabadell SA	46,877	78
Banco Popular Espanol SA (e)	7,319	22
Banco Santander SA	241,421	1,540
CaixaBank	26,517	81
Distribuidora Internacional de Alimentacion SA	18,498	140
Enagas SA	4,460	110
Ferrovial SA	6,878	110
Gas Natural SDG SA	5,948	120
Grifols SA	2,531	93
Grifols SA, Class B	126	4
Iberdrola SA	282,152	1,490
Inditex SA	5,526	682
International Consolidated Airlines Group SA (e)	59,626	239
Red Electrica Corp., SA	3,217	177
Repsol SA	61,569	1,299
Telefonica SA (e)	71,322	914
		8,893

	Shares	Value (000)
Sweden (0.8%)
Assa Abloy AB, Class B	3,279	$128
Atlas Copco AB, Class A	9,926	240
Atlas Copco AB, Class B	7,174	154
Electrolux AB, Class B	2,950	74
Hennes & Mauritz AB, Class B	10,362	341
Husqvarna AB, Class B	5,449	29
Investor AB, Class B	11,790	317
Millicom International Cellular SA SDR	1,326	95
Modern Times Group AB, Class B	443	19
Nordea Bank AB	26,050	291
Sandvik AB	15,296	183
Scania AB, Class B	5,178	104
Skandinaviska Enskilda Banken AB	14,182	136
Skanska AB, Class B	3,281	54
SKF AB, Class B	6,298	148
Svenska Cellulosa AB, Class B	8,585	215
Svenska Handelsbanken AB, Class A	5,479	220
Swedbank AB, Class A	4,898	112
Swedish Match AB	4,201	149
Telefonaktiebolaget LM Ericsson, Class B	25,830	293
TeliaSonera AB	31,426	205
Volvo AB, Class B	8,272	111
		3,618
Switzerland (2.4%)
ABB Ltd. (Registered) (e)	37,474	814
Actelion Ltd. (Registered) (e)	1,056	64
Adecco SA (Registered) (e)	1,374	78
Cie Financiere Richemont SA	5,331	472
Credit Suisse Group AG (Registered) (e)	16,331	433
Geberit AG (Registered)	894	222
Givaudan SA (Registered) (e)	99	128
Holcim Ltd. (Registered) (e)	327	23
Julius Baer Group Ltd. (e)	2,309	90
Kuehne & Nagel International AG (Registered)	732	80
Lonza Group AG (Registered) (e)	523	39
Nestle SA (Registered)	38,089	2,498
Novartis AG (Registered)	23,572	1,675
Roche Holding AG (Genusschein)	6,415	1,596
SGS SA (Registered)	60	129
Sonova Holding AG (Registered) (e)	957	101
Swatch Group AG (The)	353	193
Swiss Re AG (e)	1,336	99
Swisscom AG (Registered)	745	326
Syngenta AG (Registered)	914	358
Transocean Ltd.	3,245	156
UBS AG (Registered) (e)	30,443	518
Zurich Insurance Group AG (e)	2,528	656
		10,748
United Kingdom (5.4%)
3i Group PLC	17,668	91
Admiral Group PLC	3,778	76
Aggreko PLC	2,555	64
AMEC PLC	3,969	61

	Shares	Value (000)
Anglo American PLC	12,293	$237
ARM Holdings PLC	14,750	178
Associated British Foods PLC	1,859	49
AstraZeneca PLC	16,441	779
Aviva PLC	32,168	166
Babcock International Group PLC	4,000	67
BAE Systems PLC	51,079	298
Barclays PLC	132,391	561
BG Group PLC	32,584	554
BHP Billiton PLC	20,867	534
BP PLC	189,666	1,313
British American Tobacco PLC	19,566	1,002
British Land Co., PLC REIT	12,968	112
British Sky Broadcasting Group PLC	8,242	99
BT Group PLC	102,679	483
Burberry Group PLC	4,196	86
Cairn Energy PLC (e)	6,451	25
Capita PLC	6,586	97
Centrica PLC	52,229	286
Compass Group PLC	21,054	269
Diageo PLC	24,702	706
Experian PLC	11,285	196
G4S PLC	14,808	52
GlaxoSmithKline PLC	58,621	1,469
Glencore Xstrata PLC	65,300	270
HSBC Holdings PLC	161,033	1,670
Imperial Tobacco Group PLC	10,308	357
Inmarsat PLC	4,106	42
Intertek Group PLC	1,847	82
Investec PLC	9,538	60
ITV PLC	32,244	69
Johnson Matthey PLC	2,335	93
Land Securities Group PLC REIT	12,437	167
Legal & General Group PLC	64,615	168
Lloyds Banking Group PLC (e)	379,266	364
Lonmin PLC (e)	1,989	8
Man Group PLC	15,236	19
Marks & Spencer Group PLC	10,082	66
National Grid PLC	35,017	397
Next PLC	1,962	136
Old Mutual PLC	76,950	212
Pearson PLC	12,902	230
Petrofac Ltd.	3,181	58
Prudential PLC	31,720	519
Randgold Resources Ltd.	924	57
Reckitt Benckiser Group PLC	6,915	489
Reed Elsevier PLC	3,587	41
Rio Tinto PLC	13,589	555
Rolls-Royce Holdings PLC (e)	34,143	589
Royal Bank of Scotland Group PLC (e)	20,621	86
Royal Dutch Shell PLC, Class A	35,881	1,146
Royal Dutch Shell PLC, Class B	27,048	895
RSA Insurance Group PLC	79,789	144
Serco Group PLC	5,878	55
Shire PLC	5,464	173
Smith & Nephew PLC	10,250	115
Smiths Group PLC	6,229	124
SSE PLC	17,723	411

	Shares	Value (000)
Standard Chartered PLC	21,901	$475
Standard Life PLC	18,540	98
Tesco PLC	78,475	396
TUI Travel PLC	15,728	85
Tullow Oil PLC	8,851	135
Unilever PLC	13,299	538
Vedanta Resources PLC	1,623	25
Vodafone Group PLC	605,559	1,730
WM Morrison Supermarkets PLC	20,218	81
Wolseley PLC	3,334	154
WPP PLC	28,743	491
		23,985
United States (21.4%)
3M Co.	1,891	207
Abbott Laboratories	6,112	213
AbbVie, Inc.	6,112	253
Abercrombie & Fitch Co., Class A	249	11
Accenture PLC, Class A	3,825	275
ACCO Brands Corp. (e)	104	1
Actavis, Inc. (e)	321	41
Adobe Systems, Inc. (e)	4,063	185
ADT Corp. (The) (e)	504	20
Advance Auto Parts, Inc.	249	20
Advanced Micro Devices, Inc. (e)	3,280	13
AES Corp.	993	12
Aetna, Inc.	2,646	168
Aflac, Inc.	22,388	1,301
Agilent Technologies, Inc.	2,079	89
Air Products & Chemicals, Inc.	377	35
Airgas, Inc.	294	28
Akamai Technologies, Inc. (e)	1,212	52
Alcoa, Inc.	4,080	32
Alexion Pharmaceuticals, Inc. (e)	1,301	120
Allegheny Technologies, Inc.	535	14
Allergan, Inc.	1,859	157
Allstate Corp. (The)	543	26
Alpha Natural Resources, Inc. (e)	884	5
Altera Corp.	4,541	150
Altria Group, Inc.	9,846	345
Amazon.com, Inc. (e)	1,570	436
AMC Networks, Inc., Class A (e)	21	1
Ameren Corp.	2,492	86
American Electric Power Co., Inc.	4,394	197
American Express Co.	3,691	276
American Tower Corp. REIT	3,660	268
Ameriprise Financial, Inc.	2,479	201
AmerisourceBergen Corp.	3,571	199
AMETEK, Inc.	1,016	43
Amgen, Inc.	5,817	574
Amphenol Corp., Class A	206	16
Anadarko Petroleum Corp.	3,141	270
Analog Devices, Inc.	4,057	183
Annaly Capital Management, Inc. REIT	2,558	32
Aon PLC	200	13
Apache Corp.	2,774	233
Apollo Group, Inc., Class A (e)	636	11

	Shares	Value (000)
Apple, Inc.	7,809	$3,093
Applied Materials, Inc.	7,649	114
Arch Coal, Inc.	878	3
Archer-Daniels-Midland Co.	3,443	117
AT&T, Inc.	30,651	1,085
Automatic Data Processing, Inc.	1,770	122
AutoZone, Inc. (e)	257	109
Avago Technologies Ltd.	1,565	59
AvalonBay Communities, Inc. REIT	1,467	198
Avery Dennison Corp.	1,548	66
Avon Products, Inc.	4,575	96
Baker Hughes, Inc.	3,795	175
Ball Corp.	799	33
Bank of America Corp.	90,110	1,159
Bank of New York Mellon Corp. (The)	10,984	308
Baxter International, Inc.	4,320	299
BB&T Corp.	6,360	215
Becton Dickinson and Co.	1,922	190
Bed Bath & Beyond, Inc. (e)	1,480	105
Berkshire Hathaway, Inc., Class B (e)	654	73
Best Buy Co., Inc.	1,446	40
Biogen Idec, Inc. (e)	1,524	328
BlackRock, Inc.	1,087	279
BMC Software, Inc. (e)	1,248	56
Boeing Co. (The)	3,419	350
Boston Properties, Inc. REIT	1,316	139
Boston Scientific Corp. (e)	11,497	107
Bristol-Myers Squibb Co.	8,639	386
Broadcom Corp., Class A	5,652	191
Brown-Forman Corp., Class B	31	2
Bunge Ltd.	546	39
C.H. Robinson Worldwide, Inc.	1,227	69
CA, Inc.	1,875	54
Cablevision Systems Corp.	2,912	49
Cameron International Corp. (e)	1,823	111
Campbell Soup Co.	222	10
Capital One Financial Corp.	3,677	231
Cardinal Health, Inc.	3,321	157
CarMax, Inc. (e)	977	45
Carnival Corp.	2,109	72
Catamaran Corp. (e)	200	10
Caterpillar, Inc.	4,687	387
CBRE Group, Inc., Class A (e)	5,889	138
CBS Corp., Class B	6,101	298
Celanese Corp. Series A	320	14
Celgene Corp. (e)	2,811	329
CenterPoint Energy, Inc.	4,776	112
CenturyLink, Inc.	3,810	135
Cerner Corp. (e)	1,106	106
CF Industries Holdings, Inc.	556	95
Charles Schwab Corp. (The)	6,733	143
Chesapeake Energy Corp.	4,434	90
Chevron Corp.	9,865	1,167
Chipotle Mexican Grill, Inc. (e)	223	81
Chubb Corp. (The)	284	24
Cigna Corp.	2,166	157
Cintas Corp.	1,194	54
Cisco Systems, Inc.	43,842	1,066

	Shares	Value (000)
CIT Group, Inc. (e)	1,755	$82
Citigroup, Inc. (d)	15,452	741
Citrix Systems, Inc. (e)	1,779	107
Cliffs Natural Resources, Inc.	877	14
Clorox Co. (The)	1,259	105
CME Group, Inc.	211	16
Coach, Inc.	1,453	83
Coca-Cola Co. (The)	29,791	1,195
Coca-Cola Enterprises, Inc.	1,705	60
Cognizant Technology Solutions Corp., Class A (e)	2,809	176
Colgate-Palmolive Co.	8,794	504
Comcast Corp., Class A	12,874	539
Comcast Corp. Special Class A	3,575	142
Comerica, Inc.	222	9
ConAgra Foods, Inc.	3,063	107
Concho Resources, Inc. (e)	580	49
ConocoPhillips	7,265	440
CONSOL Energy, Inc.	1,769	48
Consolidated Edison, Inc.	2,186	127
Constellation Brands, Inc., Class A (e)	333	17
Corning, Inc.	4,684	67
Costco Wholesale Corp.	5,751	636
Covidien PLC	1,798	113
CR Bard, Inc.	551	60
Crimson Wine Group Ltd. (e)	181	2
Crown Castle International Corp. (e)	2,796	202
Crown Holdings, Inc. (e)	600	25
CST Brands, Inc. (e)	419	13
CSX Corp.	6,408	149
Cummins, Inc.	1,821	198
CVS Caremark Corp.	1,481	85
Danaher Corp.	3,589	227
Darden Restaurants, Inc.	524	26
DaVita HealthCare Partners, Inc. (e)	546	66
Deere & Co.	2,818	229
Dell, Inc.	8,954	120
Denbury Resources, Inc. (e)	934	16
Devon Energy Corp.	2,222	115
DeVry, Inc.	21	1
Diamond Offshore Drilling, Inc.	43	3
DIRECTV, Class A (e)	7,692	474
Discover Financial Services	3,369	161
Discovery Communications, Inc., Class A (e)	1,542	119
Discovery Communications, Inc., Class C (e)	1,303	91
Dollar General Corp. (e)	186	9
Dollar Tree, Inc. (e)	580	29
Dominion Resources, Inc.	5,623	319
Dover Corp.	226	18
Dow Chemical Co. (The)	1,980	64
Dr. Pepper Snapple Group, Inc.	1,011	46
DTE Energy Co.	1,490	100
Duke Energy Corp.	4,662	315
Dun & Bradstreet Corp. (The)	626	61
Eastman Chemical Co.	382	27
Eaton Corp., PLC	2,148	141
eBay, Inc. (e)	7,767	402
Ecolab, Inc.	1,468	125
Edison International	3,827	184

	Shares	Value (000)
Edwards Lifesciences Corp. (e)	421	$28
EI du Pont de Nemours & Co.	1,572	83
Eli Lilly & Co.	4,733	232
EMC Corp.	16,997	401
Emerson Electric Co.	4,865	265
Engility Holdings, Inc. (e)	18	1
Entergy Corp.	1,290	90
EOG Resources, Inc.	2,076	273
EQT Corp.	959	76
Equifax, Inc.	1,461	86
Equity Residential REIT	2,833	164
Estee Lauder Cos., Inc. (The), Class A	2,959	195
Exelis, Inc.	227	3
Exelon Corp.	7,330	226
Expedia, Inc.	332	20
Expeditors International of Washington, Inc.	656	25
Express Scripts Holding Co. (e)	6,426	396
Exxon Mobil Corp.	24,086	2,176
Family Dollar Stores, Inc.	397	25
Fastenal Co.	1,771	81
FedEx Corp.	1,614	159
Fidelity National Information Services, Inc.	111	5
Fifth Third Bancorp	8,671	157
First Solar, Inc. (e)	295	13
FirstEnergy Corp.	3,456	129
Fiserv, Inc. (e)	668	58
Flowserve Corp.	900	49
Fluor Corp.	626	37
FMC Corp.	982	60
FMC Technologies, Inc. (e)	2,471	138
Ford Motor Co.	9,829	152
Franklin Resources, Inc.	1,136	155
Freeport-McMoRan Copper & Gold, Inc.	2,660	73
Frontier Communications Corp.	9,447	38
GameStop Corp., Class A	536	23
Gannett Co., Inc.	233	6
Gap, Inc. (The)	1,496	62
General Dynamics Corp.	1,241	97
General Electric Co.	21,578	500
General Growth Properties, Inc. REIT	1,346	27
General Mills, Inc.	4,874	237
Genuine Parts Co.	111	9
Gilead Sciences, Inc. (e)	9,180	470
Goldman Sachs Group, Inc. (The)	4,552	688
Google, Inc., Class A (e)	1,783	1,570
H&R Block, Inc.	3,437	95
Halliburton Co.	6,838	285
Harman International Industries, Inc.	43	2
Hartford Financial Services Group, Inc.	328	10
Hasbro, Inc.	176	8
HCP, Inc. REIT	1,686	77
Health Care, Inc. REIT	617	41
Helmerich & Payne, Inc.	980	61
Henry Schein, Inc. (e)	580	56
Hershey Co. (The)	548	49
Hess Corp.	1,339	89
Hewlett-Packard Co.	11,306	280
Hillshire Brands Co.	504	17

	Shares	Value (000)
Hologic, Inc. (e)	1,596	$31
Home Depot, Inc.	1,231	95
Honeywell International, Inc.	4,930	391
Hospira, Inc. (e)	1,494	57
Host Hotels & Resorts, Inc. REIT	8,371	141
Hudson City Bancorp, Inc.	222	2
Humana, Inc.	604	51
Huntington Bancshares, Inc.	900	7
Huntington Ingalls Industries, Inc.	59	3
IHS, Inc., Class A (e)	572	60
Illinois Tool Works, Inc.	2,474	171
Illumina, Inc. (e)	542	41
Ingersoll-Rand PLC	1,127	63
Intel Corp.	18,876	457
International Business Machines Corp.	7,671	1,466
International Flavors & Fragrances, Inc.	253	19
International Game Technology	2,803	47
International Paper Co.	830	37
Interpublic Group of Cos., Inc. (The)	4,901	71
Intuit, Inc.	3,122	191
Intuitive Surgical, Inc. (e)	535	271
Invesco Ltd.	3,681	117
Iron Mountain, Inc.	2,491	66
ITT Corp.	219	6
Jabil Circuit, Inc.	222	5
Jacobs Engineering Group, Inc. (e)	1,051	58
Janus Capital Group, Inc.	111	1
JB Hunt Transport Services, Inc.	228	16
JC Penney Co., Inc. (e)	222	4
JM Smucker Co. (The)	679	70
Johnson & Johnson	14,648	1,258
Johnson Controls, Inc.	2,048	73
Joy Global, Inc.	341	17
JPMorgan Chase & Co.	39,677	2,095
Juniper Networks, Inc. (e)	5,631	109
KBR, Inc.	1,202	39
Kellogg Co.	1,940	125
KeyCorp	11,015	122
Kimberly-Clark Corp.	3,647	354
Kimco Realty Corp. REIT	2,419	52
KLA-Tencor Corp.	889	50
Kohl’s Corp.	1,749	88
Kraft Foods Group, Inc.	2,845	159
Kroger Co. (The)	6,575	227
L Brands, Inc.	2,031	100
L-3 Communications Holdings, Inc.	111	10
Laboratory Corp. of America Holdings (e)	549	55
Lam Research Corp. (e)	642	28
Las Vegas Sands Corp.	1,935	102
Legg Mason, Inc.	1,764	55
Leucadia National Corp.	2,112	55
Lexmark International, Inc., Class A	111	3
Li & Fung Ltd. (f)	40,000	55
Liberty Global PLC, Class A (e)	2,041	151
Liberty Global PLC, Class C (e)	1,834	125
Liberty Property Trust REIT	529	20
Life Technologies Corp. (e)	1,133	84
Lincoln National Corp.	12,843	468

	Shares	Value (000)
Linear Technology Corp.	1,699	$63
Lockheed Martin Corp.	983	107
Loews Corp.	586	26
Lorillard, Inc.	2,621	114
Lowe’s Cos., Inc.	6,373	261
LSI Corp. (e)	4,991	36
LyondellBasell Industries N.V., Class A	954	63
M&T Bank Corp.	1,132	127
Macerich Co. (The) REIT	387	24
Macy’s, Inc.	173	8
Manpowergroup, Inc.	1,329	73
Marathon Oil Corp.	3,805	132
Marathon Petroleum Corp.	1,903	135
Marriott International, Inc., Class A	1,725	70
Marriott Vacations Worldwide Corp. (e)	194	8
Marsh & McLennan Cos., Inc.	586	23
Marvell Technology Group Ltd.	2,949	35
Mastercard, Inc., Class A	909	522
Mattel, Inc.	1,565	71
Maxim Integrated Products, Inc.	1,570	44
McDonald’s Corp.	5,382	533
McGraw Hill Financial, Inc.	3,315	176
McKesson Corp.	1,841	211
Mead Johnson Nutrition Co.	1,533	121
MeadWestvaco Corp.	232	8
Medtronic, Inc.	7,636	393
Merck & Co., Inc.	15,139	703
MetLife, Inc.	52,735	2,413
MGM Resorts International (e)	2,434	36
Microchip Technology, Inc.	1,003	37
Micron Technology, Inc. (e)	5,596	80
Microsoft Corp.	39,220	1,354
Molex, Inc.	71	2
Molson Coors Brewing Co., Class B	1,287	62
Mondelez International, Inc., Class A	8,338	238
Monsanto Co.	2,786	275
Moody’s Corp.	1,155	70
Mosaic Co. (The)	1,508	81
Motorola Solutions, Inc.	1,299	75
Murphy Oil Corp.	914	56
Mylan, Inc. (e)	1,701	53
NASDAQ OMX Group, Inc. (The)	2,792	92
National Oilwell Varco, Inc.	4,089	282
NetApp, Inc. (e)	3,516	133
NetFlix, Inc. (e)	325	69
New York Community Bancorp, Inc.	4,471	63
Newfield Exploration Co. (e)	936	22
Newmont Mining Corp.	2,681	80
News Corp., Class A	15,165	494
News Corp., Class B	3,302	108
NextEra Energy, Inc.	3,087	252
NII Holdings, Inc. (e)	1,586	11
NIKE, Inc., Class B	3,126	199
NiSource, Inc.	64	2
Noble Corp.	1,071	40
Noble Energy, Inc.	2,900	174
Nordstrom, Inc.	410	25
Norfolk Southern Corp.	3,830	278

	Shares	Value (000)
Northern Trust Corp.	33	$2
Northrop Grumman Corp.	939	78
Nucor Corp.	966	42
NVIDIA Corp.	3,556	50
NYSE Euronext	3,577	148
O’Reilly Automotive, Inc. (e)	1,133	128
Occidental Petroleum Corp.	7,317	653
Omnicom Group, Inc.	1,861	117
ONEOK, Inc.	2,770	114
Oracle Corp.	24,311	747
Owens-Illinois, Inc. (e)	262	7
PACCAR, Inc.	2,626	141
Pall Corp.	535	36
Patterson Cos., Inc.	176	7
Paychex, Inc.	1,853	68
Peabody Energy Corp.	2,823	41
Pentair Ltd.	189	11
People’s United Financial, Inc.	567	8
Pepco Holdings, Inc.	94	2
PepsiCo, Inc.	7,337	600
Perrigo Co.	321	39
PetSmart, Inc.	286	19
Pfizer, Inc.	30,529	855
PG&E Corp.	3,437	157
Philip Morris International, Inc.	8,370	725
Phillips 66	3,793	223
Pioneer Natural Resources Co.	1,122	162
Pitney Bowes, Inc.	2,581	38
Plum Creek Timber Co., Inc. REIT	958	45
PNC Financial Services Group, Inc. (The)	4,269	311
PPG Industries, Inc.	422	62
PPL Corp.	4,362	132
Praxair, Inc.	1,529	176
Precision Castparts Corp.	1,093	247
Priceline.com, Inc. (e)	258	213
Principal Financial Group, Inc.	13,064	489
Procter & Gamble Co. (The)	20,828	1,604
Progressive Corp. (The)	359	9
ProLogis, Inc. REIT	4,109	155
Prudential Financial, Inc.	22,285	1,627
Public Service Enterprise Group, Inc.	4,394	144
Public Storage REIT	2,766	424
QEP Resources, Inc.	1,163	32
Qualcomm, Inc.	12,926	790
Quest Diagnostics, Inc.	1,070	65
Ralph Lauren Corp.	47	8
Range Resources Corp.	1,297	100
Rayonier, Inc. REIT	525	29
Raytheon Co.	1,074	71
Regency Centers Corp. REIT	251	13
Regions Financial Corp.	14,879	142
Republic Services, Inc.	3,058	104
Reynolds American, Inc.	2,716	131
Robert Half International, Inc.	1,760	58
Rockwell Automation, Inc.	1,462	122
Rockwell Collins, Inc.	932	59
Roper Industries, Inc.	256	32
Ross Stores, Inc.	1,450	94

	Shares	Value (000)
Rouse Properties, Inc. REIT	71	$1
Royal Caribbean Cruises Ltd.	1,578	53
RR Donnelley & Sons Co.	2,904	41
Safeway, Inc.	424	10
Salesforce.com, Inc. (e)	4,496	172
SanDisk Corp. (e)	2,918	178
Schlumberger Ltd.	10,925	783
Scripps Networks Interactive, Inc., Class A	681	45
Sealed Air Corp.	287	7
Sempra Energy	2,203	180
Sherwin-Williams Co. (The)	61	11
Sigma-Aldrich Corp.	366	29
Simon Property Group, Inc. REIT	4,828	762
SLM Corp.	5,230	120
Southern Co. (The)	6,730	297
Southwest Airlines Co.	578	7
Southwestern Energy Co. (e)	3,562	130
Spectra Energy Corp.	4,622	159
Sprint Nextel Corp. (e)	23,134	162
St. Jude Medical, Inc.	3,126	143
Stanley Black & Decker, Inc.	258	20
Staples, Inc.	5,638	89
Starbucks Corp.	4,852	318
Starwood Hotels & Resorts Worldwide, Inc.	684	43
State Street Corp.	2,968	194
Stericycle, Inc. (e)	617	68
Stryker Corp.	2,647	171
SunTrust Banks, Inc.	5,017	158
Symantec Corp.	6,562	147
Sysco Corp.	7,124	243
T-Mobile US, Inc. (e)	116	3
T. Rowe Price Group, Inc.	3,131	229
Target Corp.	2,488	171
TE Connectivity Ltd.	2,700	123
Tenaris SA	4,172	84
Tenet Healthcare Corp. (e)	131	6
Texas Instruments, Inc.	11,505	401
Textron, Inc.	1,822	47
Thermo Fisher Scientific, Inc.	2,704	229
Tiffany & Co.	361	26
Time Warner Cable, Inc.	3,149	354
Time Warner, Inc.	6,409	371
TJX Cos., Inc.	4,340	217
Torchmark Corp.	4,426	288
Travelers Cos., Inc. (The)	528	42
TripAdvisor, Inc. (e)	332	20
TRW Automotive Holdings Corp. (e)	1,444	96
Tyco International Ltd.	1,209	40
Tyson Foods, Inc., Class A	2,458	63
Ultra Petroleum Corp. (e)	1,310	26
Union Pacific Corp.	2,185	337
United Parcel Service, Inc., Class B	3,620	313
United States Steel Corp.	541	9
United Technologies Corp.	2,673	248
UnitedHealth Group, Inc.	4,912	322
Unum Group	12,846	377
Urban Outfitters, Inc. (e)	186	7
US Bancorp	14,773	534

	Shares	Value (000)
Valero Energy Corp.	3,771	$131
Varian Medical Systems, Inc. (e)	927	63
Ventas, Inc. REIT	547	38
Verisk Analytics, Inc., Class A (e)	1,688	101
Verizon Communications, Inc.	14,324	721
Vertex Pharmaceuticals, Inc. (e)	542	43
VF Corp.	578	112
Viacom, Inc., Class B	3,763	256
Visa, Inc., Class A	3,132	572
Vornado Realty Trust REIT	409	34
Wal-Mart Stores, Inc.	21,261	1,584
Walgreen Co.	10,358	458
Walt Disney Co. (The)	10,374	655
Waste Management, Inc.	3,829	154
Waters Corp. (e)	321	32
Weatherford International Ltd. (e)	4,676	64
WellPoint, Inc.	1,787	146
Wells Fargo & Co.	40,927	1,689
Western Union Co. (The)	5,969	102
Weyerhaeuser Co. REIT	2,079	59
Whole Foods Market, Inc.	4,346	224
Williams Cos., Inc. (The)	7,831	254
Wisconsin Energy Corp.	3,070	126
WPX Energy, Inc. (e)	3,605	68
WW Grainger, Inc.	588	148
Wyndham Worldwide Corp.	308	18
Wynn Resorts Ltd.	640	82
Xcel Energy, Inc.	4,316	122
Xerox Corp.	5,656	51
Xilinx, Inc.	1,708	68
Xylem, Inc.	1,838	50
Yahoo!, Inc. (e)	6,399	161
Yum! Brands, Inc.	3,489	242
Zimmer Holdings, Inc.	1,837	138
Zions Bancorporation	222	6
Zoetis, Inc.	9,622	297
		94,815
Total Common Stocks (Cost $243,934)		257,237

	Face Amount (000)
Commodity Linked Security (0.5%)
United States (0.5%)
Deutsche Bank AG, S&P GSCI Gold Index - Total Return, Zero Coupon 3/18/14 (b) (Cost $2,049)	1,974	2,221

	Shares
Investment Companies (1.2%)
United Kingdom (1.1%)
ETFS Short Copper (e)	145,700	4,833

United States (0.1%)
iShares MSCI Emerging Markets Index Fund	8,000	309
Morgan Stanley Institutional Fund, Inc. - Emerging Markets Portfolio (g)	4,418	108
		417
Total Investment Companies (Cost $4,802)		5,250

	No. of Rights	Value (000)
Rights (0.0%)
Australia (0.0%)
ASX Ltd. (e)	169	—	@

France (0.0%)
Groupe Fnac (e)	1,357	4

Hong Kong (0.0%)
New Hotel (e)(h)	356	—
Total Rights (Cost $4)		4

Shares
Short-Term Investments (10.9%)
Investment Company (10.3%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (i) (Cost $45,526)	45,526,169	45,526

	Face Amount (000)
U.S. Treasury Securities (0.6%)
U.S. Treasury Bills,
0.03%, 8/8/13 (j)(k)	$82	82
0.04%, 8/8/13 (j)(k)	1,025	1,025
0.07%, 8/8/13 (j)(k)	315	315
0.09%, 8/8/13 (j)(k)	688	688
0.12%, 8/8/13 (j)(k)	220	220
0.13%, 8/8/13 (j)(k)	275	275
Total U.S. Treasury Securities (Cost $2,605)		2,605
Total Short-Term Investments (Cost $48,131)		48,131
Total Investments (98.3%) (Cost $423,123) (l)+		434,853
Other Assets in Excess of Liabilities (1.7%)		7,402
Net Assets (100.0%)		$442,255

(a)	Security is subject to delayed delivery.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on June 30, 2013.
(d)

For the nine months ended June 30, 2013, the cost of purchases and the proceeds from sales of Citigroup, Inc., Corporate Bonds and Common Stock, and its affiliated broker-dealers, which may be deemed affiliates of the Adviser, Administrator and Distributor under the Investment Company Act of 1940, was approximately $1,168,000 and $3,552,000, respectively, including total realized gains of approximately $576,000.

(e)	Non-income producing security.
(f)	Security trades on the Hong Kong exchange.
(g)

For the nine months ended June 30, 2013, the cost of purchases in Morgan Stanley Institutional Fund, Inc. - Emerging Markets Portfolio, Investment Company, and its affiliated broker-dealers, which may be deemed affiliates of the Adviser, Administrator and Distributor under the Investment Company Act of 1940, was approximately $1,000.

(h)

At June 30, 2013, the Portfolio held a fair valued security valued at $0, representing 0.0% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.

(i)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

(j)	Rate shown is the yield to maturity at June 30, 2013.
(k)	All or a portion of this security has been physically segregated in connection with open swap agreements.
(l)	Securities are available for collateral in connection with securities purchased on a forward commitment basis, open foreign currency forward exchange contracts, futures contracts and swap agreements.
+

At June 30, 2013, the U.S. Federal income tax cost basis of investments was approximately $423,123,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $11,730,000 of which approximately $35,081,000 related to appreciated securities and approximately $23,351,000 related to depreciated securities.

@	Value is less than $500.
ADR	American Depositary Receipt.
CVA	Certificaten Van Aandelen.
IO	Interest Only.
MTN	Medium Term Note.
PAC	Planned Amortization Class.
PPS	Price Protected Shares.
REIT	Real Estate Investment Trust.
REMIC	Real Estate Mortgage Investment Conduit.
SDR	Swedish Depositary Receipt.
TBA	To Be Announced.

Foreign Currency Forward Exchange Contracts:

The Portfolio had the following foreign currency forward exchange contracts open at June 30, 2013:

Counterparty	Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
Credit Suisse London Branch	CHF	214	$227	7/5/13	USD	227	$227	$— @
Credit Suisse London Branch	USD	687	687	7/5/13	ZAR	6,947	702	15
Goldman Sachs International	NOK	4,006	659	7/5/13	USD	656	656	(3)
HSBC Bank PLC	MXN	4,404	340	7/5/13	USD	343	343	3
HSBC Bank PLC	PLN	7,278	2,190	7/5/13	USD	2,229	2,229	39
HSBC Bank PLC	USD	42	42	7/5/13	CAD	44	41	(1)
HSBC Bank PLC	USD	447	447	7/5/13	EUR	345	448	1
HSBC Bank PLC	USD	20	20	7/5/13	EUR	16	20	— @
HSBC Bank PLC	USD	4,139	4,139	7/5/13	EUR	3,191	4,154	15
HSBC Bank PLC	USD	179	179	7/5/13	GBP	117	179	(—@ )
HSBC Bank PLC	USD	1,465	1,465	7/5/13	MXN	19,304	1,489	24
HSBC Bank PLC	USD	1,261	1,261	7/5/13	NOK	7,435	1,224	(37)
HSBC Bank PLC	USD	443	443	7/5/13	NZD	570	441	(2)
HSBC Bank PLC	USD	90	90	7/5/13	SEK	604	90	— @
HSBC Bank PLC	USD	649	649	7/5/13	ZAR	6,510	658	9
JPMorgan Chase Bank	GBP	765	1,164	7/5/13	USD	1,172	1,172	8
JPMorgan Chase Bank	USD	540	540	7/5/13	AUD	563	516	(24)
JPMorgan Chase Bank	USD	12,248	12,248	7/5/13	JPY	1,236,057	12,462	214
JPMorgan Chase Bank	USD	22	22	7/5/13	NOK	131	21	(1)
State Street Bank London	MXN	14,900	1,149	7/5/13	USD	1,159	1,159	10
UBS AG	AUD	1,871	1,710	7/5/13	USD	1,805	1,805	95
UBS AG	CAD	842	801	7/5/13	USD	817	817	16
UBS AG	KRW	1,458,797	1,277	7/5/13	USD	1,264	1,264	(13)
UBS AG	MYR	850	269	7/5/13	USD	266	266	(3)
UBS AG	NOK	3,560	586	7/5/13	USD	610	610	24
UBS AG	NZD	570	442	7/5/13	USD	459	459	17
UBS AG	SEK	604	91	7/5/13	USD	90	90	(1)
UBS AG	THB	10,500	339	7/5/13	USD	337	337	(2)
UBS AG	USD	1,214	1,214	7/5/13	AUD	1,307	1,195	(19)
UBS AG	USD	225	225	7/5/13	CHF	214	227	2
UBS AG	USD	89	89	7/5/13	EUR	67	87	(2)
UBS AG	USD	983	983	7/5/13	GBP	648	985	2
UBS AG	USD	42	42	7/5/13	JPY	4,080	41	(1)
UBS AG	USD	1,288	1,288	7/5/13	KRW	1,458,797	1,277	(11)
UBS AG	USD	278	278	7/5/13	MYR	850	269	(9)
UBS AG	USD	348	348	7/5/13	THB	10,500	338	(10)
UBS AG	ZAR	13,457	1,360	7/5/13	USD	1,329	1,329	(31)
Wells Fargo Bank	EUR	3,618	4,710	7/5/13	USD	4,707	4,707	(3)
Wells Fargo Bank	JPY	1,240,137	12,504	7/5/13	USD	12,683	12,683	179

Counterparty	Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
Wells Fargo Bank	USD	762	$762	7/5/13	CAD	799	$760	$(2)
Wells Fargo Bank	USD	2,182	2,182	7/5/13	PLN	7,278	2,190	8
Bank of America NA	CAD	12,561	11,940	7/18/13	USD	12,292	12,292	352
Bank of New York Mellon	MXN	19,824	1,527	7/18/13	USD	1,530	1,530	3
Deutsche Bank AG London	AUD	36,079	32,957	7/18/13	USD	34,079	34,079	1,122
Deutsche Bank AG London	CAD	246	234	7/18/13	USD	241	241	7
Deutsche Bank AG London	JPY	320,365	3,231	7/18/13	USD	3,352	3,352	121
Deutsche Bank AG London	USD	13,109	13,109	7/18/13	EUR	10,007	13,026	(83)
Deutsche Bank AG London	USD	1,794	1,794	7/18/13	EUR	1,379	1,795	1
Deutsche Bank AG London	USD	213	213	7/18/13	EUR	163	212	(1)
Deutsche Bank AG London	USD	2,444	2,444	7/18/13	EUR	1,880	2,447	3
Deutsche Bank AG London	USD	1,487	1,487	7/18/13	GBP	953	1,449	(38)
Deutsche Bank AG London	USD	494	494	7/18/13	HKD	3,832	494	— @
Goldman Sachs International	CAD	1,475	1,402	7/18/13	USD	1,443	1,443	41
Goldman Sachs International	EUR	54,426	70,848	7/18/13	USD	72,899	72,899	2,051
Goldman Sachs International	USD	2,514	2,514	7/18/13	EUR	1,903	2,477	(37)
Goldman Sachs International	USD	6,766	6,766	7/18/13	EUR	5,154	6,709	(57)
Goldman Sachs International	USD	1,184	1,184	7/18/13	EUR	909	1,184	— @
Goldman Sachs International	USD	1,521	1,521	7/18/13	HKD	11,806	1,522	1
Goldman Sachs International	ZAR	2,816	284	7/18/13	USD	280	280	(4)
JPMorgan Chase Bank	NOK	9,322	1,534	7/18/13	USD	1,621	1,621	87
JPMorgan Chase Bank	USD	201	201	7/18/13	SGD	254	200	(1)
Royal Bank of Scotland	CLP	9,766,105	19,169	7/18/13	USD	19,722	19,722	553
Royal Bank of Scotland	USD	1,209	1,209	7/18/13	ILS	4,349	1,195	(14)
Royal Bank of Scotland	USD	645	645	7/18/13	THB	19,765	636	(9)
State Street Bank and Trust Co.	CLP	403,846	793	7/18/13	USD	816	816	23
State Street Bank and Trust Co.	DKK	660	116	7/18/13	USD	119	119	3

Counterparty	Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
State Street Bank and Trust Co.	USD	457	$457	7/18/13	CHF	421	$445	$(12)
State Street Bank and Trust Co.	USD	174	174	7/18/13	GBP	111	170	(4)
State Street Bank and Trust Co.	USD	519	519	7/18/13	RUB	16,548	502	(17)
State Street Bank and Trust Co.	USD	4,079	4,079	7/18/13	SEK	26,429	3,940	(139)
State Street Bank and Trust Co.	USD	1,178	1,178	7/18/13	TWD	35,142	1,172	(6)
UBS AG	KRW	402,262	352	7/18/13	USD	357	357	5
UBS AG	USD	1,814	1,814	7/18/13	CHF	1,670	1,768	(46)
UBS AG	USD	2,400	2,400	7/18/13	GBP	1,538	2,339	(61)
UBS AG	USD	623	623	7/18/13	INR	36,028	604	(19)
UBS AG	USD	1,413	1,413	7/18/13	SGD	1,784	1,407	(6)
UBS AG	USD	602	602	7/18/13	TRY	1,140	590	(12)
Credit Suisse London Branch	USD	227	227	8/7/13	CHF	214	227	(—@ )
Credit Suisse London Branch	ZAR	6,947	699	8/7/13	USD	684	684	(15)
Goldman Sachs International	USD	655	655	8/7/13	NOK	4,006	658	3
HSBC Bank PLC	MXN	19,304	1,485	8/7/13	USD	1,461	1,461	(24)
HSBC Bank PLC	NZD	570	440	8/7/13	USD	442	442	2
JPMorgan Chase Bank	USD	1,171	1,171	8/7/13	GBP	765	1,163	(8)
UBS AG	AUD	1,307	1,192	8/7/13	USD	1,211	1,211	19
UBS AG	EUR	13	17	8/7/13	USD	17	17	— @
UBS AG	USD	29	29	8/7/13	GBP	19	29	(—@ )
UBS AG	USD	7	7	8/7/13	JPY	665	7	(—@ )
UBS AG	USD	1,262	1,262	8/7/13	KRW	1,458,797	1,275	13
UBS AG	USD	64	64	8/7/13	MXN	838	64	— @
UBS AG	USD	265	265	8/7/13	MYR	850	268	3
UBS AG	USD	89	89	8/7/13	SEK	604	90	1
UBS AG	USD	336	336	8/7/13	THB	10,500	338	2
Wells Fargo Bank	CAD	799	759	8/7/13	USD	761	761	2
Wells Fargo Bank	PLN	7,278	2,186	8/7/13	USD	2,178	2,178	(8)
Wells Fargo Bank	USD	4,707	4,707	8/7/13	EUR	3,618	4,710	3
Wells Fargo Bank	USD	12,685	12,685	8/7/13	JPY	1,240,137	12,506	(179)
JPMorgan Chase Bank	CNY	85,125	13,821	8/12/13	USD	13,205	13,205	(616)
JPMorgan Chase Bank	CNY	8,029	1,304	8/12/13	USD	1,246	1,246	(58)
JPMorgan Chase Bank	USD	14,789	14,789	8/12/13	CNY	93,155	15,125	336

Counterparty	Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
Bank of America NA	RUB	298,314	$8,954	9/19/13	USD	9,377	$9,377	$423
Bank of America NA	RUB	201,741	6,056	9/19/13	USD	6,221	6,221	165
UBS AG	RUB	134,494	4,037	9/19/13	USD	4,118	4,118	81
			$327,924				$332,382	$4,458

Futures Contracts:

The Portfolio had the following futures contracts open at June 30, 2013:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (Depreciation) (000)
Long:
Amsterdam Index
(Netherlands)	3	$269	Jul-13	$—
CAC 40 Index
(France)	7	340	Jul-13	(11)
Euro Stoxx 50 Index
(Germany)	42	1,420	Sep-13	(1)
FTSE 100 Index
(United Kingdom)	9	843	Sep-13	(14)
FTSE MIB Index
(Italy)	1	99	Sep-13	(4)
MSCI Emerging Market E Mini
(United States)	4	187	Sep-13	9
NIKKEI 225 Index
(United States)	45	3,108	Sep-13	(13)
OMXS 30
(Sweden)	19	326	Sep-13	(11)
S&P 500 E MINI Index
(United States)	915	73,168	Sep-13	(1,282)
SGX MSCI Singapore
(Singapore)	36	2,008	Jul-13	17
U.S. Dollar Index
(United States)	75	6,253	Sep-13	111
U.S. Treasury 5 yr. Note
(United States)	56	6,779	Sep-13	(85)
U.S. Treasury Long Bond
(United States)	81	11,003	Sep-13	(531)
U.S. Treasury Ultra Long Bond
(United States)	31	4,567	Sep-13	(183)

Short:
ASX Spi 200 Index
(Australia)	3	(327)	Sep-13	(—@ )
Copper High Grade Index
(United States)	81	(6,191)	Sep-13	54
DAX Index
(Germany)	24	(6,222)	Sep-13	212
German Euro BOBL
(Germany)	8	(1,304)	Sep-13	9
German Euro Bund
(Germany)	74	(13,632)	Sep-13	180

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (Depreciation) (000)
IBEX 35 Index
(Spain)	39	$(3,893)	Jul-13	$(39)
S&P TSX 60 Index
(Canada)	12	(1,581)	Sep-13	29
U.S. Treasury 2 yr. Note
(United States)	28	(6,160)	Sep-13	5
U.S. Treasury 5 yr. Note
(United States)	50	(6,052)	Sep-13	71
U.S. Treasury 10 yr. Note
(United States)	171	(21,642)	Sep-13	264
				$(1,213)

Interest Rate Swap Agreements:

The Portfolio had the following interest rate swap agreements open at June 30, 2013:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Termination Date	Notional Amount (000)	Unrealized Appreciation (000)
Bank of America	3 Month LIBOR	Receive	2.04%	2/13/23	$3,010	$135
Barclays Bank	3 Month LIBOR	Receive	2.90	5/13/43	1,530	158
Deutsche Bank	3 Month LIBOR	Receive	2.80	5/1/43	1,215	148
Goldman Sachs	3 Month LIBOR	Receive	2.09	2/15/23	3,740	151
Royal Bank of Canada	3 Month LIBOR	Receive	2.06	2/6/23	1,810	77
						$669

Total Return Swap Agreements:

The Portfolio had the following total return swap agreements open at June 30, 2013:

Swap Counterparty	Index	Notional Amount (000)		Floating Rate	Pay/Receive Total Return of Referenced Index	Maturity Date	Unrealized Appreciation (Depreciation) (000)
Bank of America	Merrill Lynch Custom European Stock Index	EUR	20,241	3-Month EUR-EURIBOR minus 0.23%	Pay	6/4/14	$—
Barclays Bank	Barclays Custom China Real Estate Basket	HKD	27,424	3-Month HKD-HIBOR minus 0.69%	Pay	2/19/14	428
Barclays Bank	Barclays Custom Emerging Markets Basket	$3,398		3-Month USD-LIBOR minus 0.35%	Pay	2/10/14	213
Barclays Bank	MSCI Daily Total Return Net Emerging Markets Index	(25,074)		3-Month USD-LIBOR minus 0.43%	Receive	3/5/14	(1,623)
Goldman Sachs	Goldman Sachs Custom Machinery Index	496		3-Month USD-LIBOR minus 0.38%	Pay	2/17/14	48
Goldman Sachs	Goldman Sachs Custom Machinery Index	6,549		3-Month USD-LIBOR minus 0.38%	Pay	2/17/14	844
Goldman Sachs	Goldman Sachs Custom Machinery Index	6,874		3-Month USD-LIBOR minus 0.38%	Pay	2/17/14	886

Swap Counterparty	Index		Notional Amount (000)	Floating Rate	Pay/Receive Total Return of Referenced Index	Maturity Date	Unrealized Appreciation (Depreciation) (000)
Goldman Sachs	Goldman Sachs Custom Machinery Index		$446	3-Month USD-LIBOR minus 0.38%	Pay	2/17/14	$58
Goldman Sachs	Goldman Sachs Custom Machinery Index		493	3-Month USD-LIBOR minus 0.38%	Pay	2/18/14	(1)
Goldman Sachs	Goldman Sachs Custom Miners Index		501	3-Month USD-LIBOR minus 0.53%	Pay	2/13/14	61
Goldman Sachs	Goldman Sachs Custom Miners Index		4,566	3-Month USD-LIBOR minus 0.53%	Pay	2/13/14	867
Goldman Sachs	Goldman Sachs Custom Miners Index		628	3-Month USD-LIBOR minus 0.53%	Pay	2/13/14	119
JPMorgan Chase	MSCI China Banks Index	HKD	52,891	3-Month HKD-HIBOR minus 0.25%	Pay	3/7/14	477
JPMorgan Chase	MSCI China Banks Index		27,313	3-Month HKD-HIBOR minus 0.25%	Pay	3/7/14	247
JPMorgan Chase	MSCI China Banks Index		5,263	3-Month HKD-HIBOR minus 0.25%	Pay	3/7/14	(51)
JPMorgan Chase	MSCI Daily Total Return Europe Net Food Beverage & Tobacco Index		$9,294	3-Month USD-LIBOR minus 0.22%	Pay	8/26/13	632
JPMorgan Chase	MSCI Daily Total Return Europe Net Food Beverage & Tobacco Index		3,322	3-Month USD-LIBOR minus 0.22%	Pay	8/26/13	226
JPMorgan Chase	MSCI Daily Total Return Europe Net Household & Personal Products Index		496	3-Month USD-LIBOR minus 0.39%	Pay	8/26/13	26
JPMorgan Chase	MSCI Daily Total Return Europe Net Household & Personal Products Index		1,077	3-Month USD-LIBOR minus 0.39%	Pay	8/27/13	56
							$3,513

@		Value is less than $500.
EURIBOR		Euro Interbank Offered Rate.
HIBOR		Hong Kong Interbank Offered Rate.
LIBOR		London Interbank Offered Rate.
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CLP	—	Chilean Peso
CNY	—	Chinese Yuan Renminbi
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
ILS	—	Israeli Shekel
INR	—	Indian Rupee
JPY	—	Japanese Yen
KRW	—	South Korean Won
MXN	—	Mexican New Peso
MYR	—	Malaysian Ringgit
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
PLN	—	Polish Zloty
RUB	—	Russian Ruble
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
THB	—	Thai Baht
TRY	—	Turkish Lira
TWD	—	Taiwan Dollar
USD	—	United States Dollar
ZAR	—	South African Rand

Morgan Stanley Institutional Fund Trust

Mid Cap Growth Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2013 (unaudited)

	Shares	Value (000)
Common Stocks (99.4%)
Advertising Agencies (1.1%)
Aimia, Inc. (Canada)	4,545,222	$68,025

Alternative Energy (2.8%)
Range Resources Corp.	1,941,375	150,107
Ultra Petroleum Corp. (a)	1,573,435	31,186
		181,293
Automobiles (2.5%)
Tesla Motors, Inc. (a)	1,477,577	158,736

Beverage: Soft Drinks (1.7%)
Monster Beverage Corp. (a)	1,831,988	111,330

Biotechnology (4.0%)
Illumina, Inc. (a)	3,393,332	253,957

Cement (2.4%)
Martin Marietta Materials, Inc.	1,534,293	151,005

Chemicals: Diversified (2.5%)
Rockwood Holdings, Inc.	2,467,627	158,002

Commercial Services (5.0%)
Gartner, Inc. (a)	3,187,726	181,669
Intertek Group PLC (United Kingdom)	1,823,499	81,068
MercadoLibre, Inc. (Brazil)	532,873	57,422
		320,159
Communications Technology (3.3%)
Motorola Solutions, Inc.	3,618,237	208,881

Computer Services, Software & Systems (17.6%)
Akamai Technologies, Inc. (a)	4,295,325	182,766
IHS, Inc., Class A (a)	1,515,526	158,191
LinkedIn Corp., Class A (a)	822,703	146,688
Mail.ru Group Ltd. GDR (Russia)	1,122,914	32,183
Qihoo 360 Technology Co., Ltd. ADR (China) (a)	1,666,886	76,960
Salesforce.com, Inc. (a)	3,665,726	139,957
ServiceNow, Inc. (a)	958,857	38,728
SINA Corp. (China) (a)	546,310	30,446
Solera Holdings, Inc.	3,939,313	219,223
Workday, Inc., Class A (a)	996,394	63,859
Zynga, Inc., Class A (a)	12,859,870	35,750
		1,124,751
Computer Technology (4.0%)
Dropbox, Inc. (a)(b)(c) (acquisition cost — $33,909; acquired 5/1/12)	3,747,173	31,963
Yandex N.V., Class A (Russia) (a)	5,550,627	153,364
Youku Tudou, Inc. ADR (China) (a)	3,799,326	72,909
		258,236
Consumer Lending (1.7%)
IntercontinentalExchange, Inc. (a)	622,532	110,661

	Shares	Value (000)
Consumer Services: Miscellaneous (0.8%)
Qualicorp SA (Brazil) (a)	6,608,376	$50,051

Diversified Manufacturing Operations (1.0%)
Colfax Corp. (a)	1,256,750	65,489

Diversified Media (1.5%)
McGraw Hill Financial, Inc.	1,753,046	93,245

Diversified Retail (6.2%)
Dollar Tree, Inc. (a)	3,363,508	171,001
Groupon, Inc. (a)	17,291,443	146,977
TripAdvisor, Inc. (a)	1,248,537	75,998
		393,976
Electronic Components (0.7%)
3D Systems Corp. (a)	956,212	41,978

Electronic Entertainment (0.7%)
Splunk, Inc. (a)	969,151	44,930

Entertainment (1.0%)
Legend Pictures LLC Ltd. (a)(b)(c) (acquisition cost — $38,812; acquired 3/8/12)	36,302	61,114

Financial Data & Systems (4.0%)
MSCI, Inc. (a)	4,643,831	154,500
Verisk Analytics, Inc., Class A (a)	1,646,845	98,317
		252,817
Foods (2.3%)
McCormick & Co., Inc.	2,041,357	143,630

Health Care Services (4.1%)
athenahealth, Inc. (a)	1,890,082	160,128
Stericycle, Inc. (a)	891,789	98,480
		258,608
Hotel/Motel (1.0%)
Wyndham Worldwide Corp.	1,075,873	61,572

Insurance: Property-Casualty (4.9%)
Arch Capital Group Ltd. (a)	2,967,010	152,534
Progressive Corp. (The)	6,282,546	159,702
		312,236
Medical Equipment (2.0%)
Intuitive Surgical, Inc. (a)	256,009	129,689

Personal Care (0.5%)
Sally Beauty Holdings, Inc. (a)	1,066,680	33,174

Pharmaceuticals (3.1%)
Ironwood Pharmaceuticals, Inc. (a)	3,809,020	37,900

	Shares	Value (000)
Mead Johnson Nutrition Co.	2,007,901	$159,086
		196,986
Publishing (1.6%)
Morningstar, Inc.	1,341,876	104,103

Recreational Vehicles & Boats (3.4%)
Edenred (France)	7,023,905	214,853

Restaurants (4.3%)
Dunkin’ Brands Group, Inc.	2,526,478	108,184
Panera Bread Co., Class A (a)	884,195	164,407
		272,591
Scientific Instruments: Pollution Control (1.5%)
Covanta Holding Corp.	4,765,076	95,397

Semiconductors & Components (1.7%)
First Solar, Inc. (a)	2,432,129	108,789

Specialty Retail (0.5%)
Ulta Salon Cosmetics & Fragrance, Inc. (a)	351,156	35,172

Textiles Apparel & Shoes (2.6%)
Carter’s, Inc.	2,242,960	166,136

Utilities: Electrical (1.4%)
Brookfield Infrastructure Partners LP (Canada)	2,525,441	92,229
Total Common Stocks (Cost $4,956,192)		6,333,801

Convertible Preferred Stocks (0.1%)
Communications Technology (0.0%)
Peixe Urbano, Inc. (Brazil) (a)(b)(c) (acquisition cost — $18,817; acquired 12/2/11)	571,575	1,114

Computer Technology (0.1%)
Dropbox, Inc. Series A (a)(b)(c) (acquisition cost — $3,365; acquired 5/25/12)	371,814	3,172
Total Convertible Preferred Stocks (Cost $22,182)		4,286

Preferred Stock (0.2%)
Computer Services, Software & Systems (0.2%)
Palantir Technologies, Inc. Series G (a)(b)(c) (acquisition cost — $11,738; acquired 7/19/12) (Cost $11,738)	3,835,908	11,009

Short-Term Investment (0.0%)
Investment Company (0.0%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (d) (Cost $2,935)	2,935,465	2,935
Total Investments (99.7%) (Cost $4,993,047) +		6,352,031
Other Assets in Excess of Liabilities (0.3%)		19,651
Net Assets (100.0%)		$6,371,682

(a)	Non-income producing security.
(b)

Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Portfolio has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-end amounts to approximately $108,372,000 and represents 1.7% of net assets.

(c)

At June 30, 2013, the Portfolio held fair valued securities valued at approximately $108,372,000, representing 1.7% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.

(d)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

+

At June 30, 2013, the U.S. Federal income tax cost basis of investments was approximately $4,993,047,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $1,358,984,000 of which approximately $1,586,769,000 related to appreciated securities and approximately $227,785,000 related to depreciated securities.

ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.

Morgan Stanley Institutional Fund Trust

Core Fixed Income Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2013 (unaudited)

	Face Amount (000)	Value (000)
Fixed Income Securities (96.1%)
Agency Fixed Rate Mortgages (22.9%)
Federal Home Loan Mortgage Corporation,
Gold Pools:
4.00%, 12/1/41 — 11/1/42	$977	$1,023
5.00%, 10/1/35	462	494
6.00%, 5/1/37 — 11/1/37	119	130
7.50%, 5/1/35	51	61
8.00%, 8/1/32	27	33
8.50%, 8/1/31	41	51
July TBA:
3.50%, 7/25/43 (a)	210	213
Federal National Mortgage Association,
August TBA:
3.50%, 8/25/43 (a)	609	616
Conventional Pools:
3.50%, 12/1/42	911	910
4.00%, 11/1/41 — 12/1/41	1,060	1,107
4.50%, 8/1/40 — 7/1/41	1,361	1,458
5.50%, 4/1/34 — 2/1/38	1,116	1,218
6.00%, 1/1/38	104	113
6.50%, 7/1/29 — 2/1/33	227	256
7.00%, 10/1/31 — 12/1/31	2	2
7.50%, 8/1/37	85	102
8.00%, 4/1/33	63	76
8.50%, 10/1/32	62	76
Government National Mortgage Association,
July TBA:
3.50%, 7/25/43 (a)	1,212	1,244
Various Pools:
3.50%, 11/20/42	589	606
4.00%, 1/20/42 — 4/20/42	958	1,008
4.50%, 8/15/39	220	235
5.00%, 6/20/43	480	521
		11,553
Asset-Backed Securities (4.3%)
Ally Master Owner Trust
1.54%, 9/15/19	170	167
Brazos Higher Education Authority
1.13%, 7/25/29 (b)	325	326
CVS Pass-Through Trust
6.04%, 12/10/28	111	126
Discover Card Execution Note Trust
0.54%, 8/15/16 (b)	300	300
Enterprise Fleet Financing LLC,
1.43%, 10/20/16 (c)	69	69
1.62%, 5/20/17 (c)	63	64
Ford Credit Floorplan Master Owner Trust
2.12%, 2/15/16	175	177
Great America Leasing Receivables
1.69%, 2/15/14 (c)	37	37
Louisiana Public Facilities Authority
Zero Coupon, 4/26/27 (b)	325	326
MMCA Auto Owner Trust 2011-A
1.22%, 1/15/15 (c)	34	34

	Face Amount (000)	Value (000)
North Carolina State Education Assistance Authority
1.18%, 1/26/26 (b)	$225	$226
Panhandle-Plains Higher Education Authority, Inc.
1.22%, 7/1/24 (b)	125	125
Textainer Marine Containers Ltd.
4.70%, 6/15/26 (c)	200	200
		2,177
Collateralized Mortgage Obligations - Agency Collateral Series (9.6%)
Federal Home Loan Mortgage Corporation,
1.88%, 5/25/19	230	227
2.09%, 3/25/19	159	158
2.32%, 10/25/18	155	157
2.57%, 9/25/22	281	269
2.70%, 5/25/18	335	348
2.79%, 1/25/22	300	295
2.97%, 10/25/21	300	300
3.87%, 4/25/21	325	345
IO
0.83%, 1/25/21 (b)	2,249	82
IO PAC REMIC
6.28%, 6/15/40 (b)	1,614	274
IO REMIC
5.86%, 4/15/39 (b)	742	152
IO STRIPS
8.00%, 1/1/28	18	3
REMIC
3.50%, 12/15/42	238	230
Federal National Mortgage Association,
3.76%, 6/25/21	110	115
IO
6.20%, 9/25/20 (b)	1,743	482
IO REMIC
6.41%, 9/25/38 (b)	545	113
REMIC
9.21%, 10/25/41 (b)(d)	137	139
Government National Mortgage Association,
IO
0.84%, 8/20/58 (b)	2,745	90
1.35%, 4/16/53 (b)	4,427	330
3.50%, 5/20/43	636	142
5.00%, 2/16/41	144	26
5.86%, 11/16/40 (b)	970	199
5.91%, 8/16/42 (b)	690	150
6.41%, 4/16/41 (b)	966	215
		4,841
Commercial Mortgage-Backed Securities (5.6%)
COMM Mortgage Trust
3.28%, 1/10/46	120	113
Extended Stay America Trust
2.96%, 12/5/31 (c)	125	122
GS Mortgage Securities Corp. II,
1.04%, 11/8/29 (b)(c)	160	159
3.28%, 2/10/46	82	76

	Face Amount (000)	Value (000)
GS Mortgage Securities Trust
3.71%, 8/10/44	$240	$245
Irvine Core Office Trust
3.31%, 5/15/48 (b)(c)	134	127
JP Morgan Chase Commercial Mortgage Securities Trust,
4.17%, 8/15/46	240	252
4.39%, 7/15/46 (c)	350	377
JPMBB Commercial Mortgage Securities Trust
3.66%, 7/15/45	162	160
Queens Center Mortgage Trust
3.28%, 1/11/37 (c)	211	196
UBS-Barclays Commercial Mortgage Trust
3.53%, 5/10/63	80	79
Wells Fargo Commercial Mortgage Trust
2.92%, 10/15/45	100	94
WF-RBS Commercial Mortgage Trust,
3.00%, 5/15/45	140	131
3.31%, 3/15/45	120	113
Series 2011-C2
4.87%, 2/15/44 (b)(c)	315	346
Series 2012-C7
3.43%, 6/15/45	238	234
		2,824
Corporate Bonds (32.4%)
Finance (13.6%)
ABB Treasury Center USA, Inc.
2.50%, 6/15/16 (c)	175	181
Abbey National Treasury Services PLC,
MTN
3.88%, 11/10/14 (c)	140	144
ABN Amro Bank N.V.
4.25%, 2/2/17 (c)	200	214
Aegon N.V.
4.63%, 12/1/15	175	189
American International Group, Inc.,
4.88%, 6/1/22 (e)	75	80
8.25%, 8/15/18	100	124
AvalonBay Communities, Inc.
2.95%, 9/15/22 (e)	75	69
Bank of America Corp.
5.70%, 1/24/22	225	250
Barclays Bank PLC
6.05%, 12/4/17 (c)	200	217
BNP Paribas SA
5.00%, 1/15/21 (e)	135	144
Boston Properties LP,
3.80%, 2/1/24	10	10
3.85%, 2/1/23	100	98
5.88%, 10/15/19	30	35
Brookfield Asset Management, Inc.
5.80%, 4/25/17	65	71
Citigroup, Inc., (f)
6.13%, 11/21/17 — 5/15/18	71	81
8.13%, 7/15/39	50	66
8.50%, 5/22/19	72	91

	Face Amount (000)	Value (000)
Commonwealth Bank of Australia
5.00%, 3/19/20 (c)(e)	$75	$84
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
3.88%, 2/8/22 (e)	75	76
Coventry Health Care, Inc.
5.45%, 6/15/21	120	134
Credit Agricole SA
2.13%, 4/17/18 (c)(e)	200	194
Credit Suisse,
5.40%, 1/14/20 (e)	85	92
6.00%, 2/15/18 (e)	60	67
Dexus Diversified Trust/Dexus Office Trust
5.60%, 3/15/21 (c)	100	107
ERP Operating LP
3.00%, 4/15/23	155	143
General Electric Capital Corp.,
5.30%, 2/11/21 (e)	110	121
MTN
5.88%, 1/14/38	25	28
Series G
6.00%, 8/7/19	190	221
Goldman Sachs Group, Inc. (The)
6.75%, 10/1/37	105	108
Hartford Financial Services Group, Inc.
5.50%, 3/30/20	110	122
HSBC Finance Corp.
6.68%, 1/15/21	100	111
HSBC Holdings PLC
4.00%, 3/30/22	70	72
Intesa Sanpaolo SpA
3.88%, 1/16/18	200	192
JPMorgan Chase & Co.,
3.20%, 1/25/23	170	162
3.38%, 5/1/23	50	47
National Retail Properties, Inc.
3.30%, 4/15/23	75	68
Nationwide Building Society
6.25%, 2/25/20 (c)	145	162
Nationwide Financial Services, Inc.
5.38%, 3/25/21 (c)	125	136
Nordea Bank AB
4.88%, 5/13/21 (c)	200	206
Pacific LifeCorp
6.00%, 2/10/20 (c)	125	140
Piedmont Operating Partnership LP
3.40%, 6/1/23 (c)(e)	100	91
Platinum Underwriters Finance, Inc.,
Series B
7.50%, 6/1/17 (e)	120	134
Principal Financial Group, Inc.
8.88%, 5/15/19	100	130
QBE Insurance Group Ltd.
2.40%, 5/1/18 (c)	200	196
Royal Bank of Scotland Group PLC
2.55%, 9/18/15	120	122
Skandinaviska Enskilda Banken AB
1.75%, 3/19/18 (c)	200	195

	Face Amount (000)	Value (000)
Societe Generale SA
5.20%, 4/15/21 (c)(e)	$200	$211
Standard Chartered PLC
3.95%, 1/11/23 (c)(e)	200	186
State Street Corp.
3.10%, 5/15/23	60	56
Svenska Handelsbanken AB
2.88%, 4/4/17 (e)	250	258
Swedbank AB
1.75%, 3/12/18 (c)	200	195
UnitedHealth Group, Inc.,
1.40%, 10/15/17	50	49
4.25%, 3/15/43 (e)	75	69
Wells Fargo & Co.,
Series M
3.45%, 2/13/23	100	96
		6,845
Industrials (16.1%)
Actavis, Inc.
3.25%, 10/1/22	125	117
Agilent Technologies, Inc.
5.50%, 9/14/15	120	131
Agrium, Inc.
3.50%, 6/1/23	20	19
Air Products & Chemicals, Inc.
2.00%, 8/2/16	165	169
Altria Group, Inc.
2.85%, 8/9/22	55	51
Amazon.com, Inc.
1.20%, 11/29/17	150	145
American Honda Finance Corp.
2.13%, 2/28/17 (c)	200	202
Amgen, Inc.
5.15%, 11/15/41	50	50
Apple, Inc.
2.40%, 5/3/23 (e)	100	93
AT&T, Inc.
6.30%, 1/15/38	170	190
Bemis Co., Inc.
4.50%, 10/15/21	110	113
Boeing Capital Corp.
2.13%, 8/15/16	175	180
BP Capital Markets PLC
3.25%, 5/6/22	125	122
British Sky Broadcasting Group PLC
3.13%, 11/26/22 (c)	75	70
Burlington Northern Santa Fe LLC
5.65%, 5/1/17	115	131
Canadian Oil Sands Ltd.
7.75%, 5/15/19 (c)	125	151
CF Industries, Inc.
6.88%, 5/1/18	150	177
CNOOC Finance 2013 Ltd.
3.00%, 5/9/23	200	181

	Face Amount (000)	Value (000)
ConAgra Foods, Inc.,
3.20%, 1/25/23	$40	$38
4.65%, 1/25/43	50	46
ConocoPhillips
6.50%, 2/1/39	25	32
CRH America, Inc.
6.00%, 9/30/16	135	152
Daimler Finance North America LLC
8.50%, 1/18/31	55	78
Deere & Co.
3.90%, 6/9/42 (e)	50	46
Deutsche Telekom International Finance BV
8.75%, 6/15/30	65	90
DirecTV Holdings LLC/DirecTV Financing Co., Inc.
3.80%, 3/15/22	50	48
Discovery Communications LLC
3.25%, 4/1/23 (e)	50	47
Eaton Corp.
2.75%, 11/2/22 (c)	105	98
Experian Finance PLC
2.38%, 6/15/17 (c)	210	208
Fiserv, Inc.
3.13%, 6/15/16	80	83
FMC Technologies, Inc.
3.45%, 10/1/22	55	53
Ford Motor Credit Co., LLC
4.21%, 4/15/16	200	209
Freeport-McMoRan Copper & Gold, Inc.,
2.38%, 3/15/18 (c)	60	57
3.88%, 3/15/23 (c)	50	45
Gap, Inc. (The)
5.95%, 4/12/21 (e)	75	83
Georgia-Pacific LLC
5.40%, 11/1/20 (c)	90	101
GlaxoSmithKline Capital PLC
2.85%, 5/8/22	53	51
GlaxoSmithKline Capital, Inc.,
2.80%, 3/18/23 (e)	55	52
4.20%, 3/18/43 (e)	25	24
Glencore Funding LLC
2.50%, 1/15/19 (c)	80	72
Goldcorp, Inc.
3.70%, 3/15/23 (e)	100	89
Harley-Davidson Funding Corp.
6.80%, 6/15/18 (c)(e)	105	125
Heathrow Funding Ltd.
4.88%, 7/15/21 (c)(e)	170	182
Hewlett-Packard Co.
4.65%, 12/9/21 (e)	40	40
Holcim US Finance Sarl & Cie SCS
6.00%, 12/30/19 (c)(e)	85	95
Intel Corp.
2.70%, 12/15/22	100	94
Kraft Foods Group, Inc.
5.38%, 2/10/20	102	115
L-3 Communications Corp.
4.75%, 7/15/20	135	142

	Face Amount (000)	Value (000)
Life Technologies Corp.
6.00%, 3/1/20	$100	$113
LVMH Moet Hennessy Louis Vuitton SA
1.63%, 6/29/17 (c)	150	148
Merck & Co., Inc.
2.80%, 5/18/23 (e)	100	95
Murphy Oil Corp.
3.70%, 12/1/22	75	70
NBC Universal Media LLC,
2.88%, 1/15/23 (e)	175	167
5.95%, 4/1/41	50	57
NetApp, Inc.
2.00%, 12/15/17	50	49
News America, Inc.
6.15%, 2/15/41	75	84
Omnicom Group, Inc.
3.63%, 5/1/22	100	97
Philip Morris International, Inc.
2.50%, 8/22/22	130	120
Phillips 66
4.30%, 4/1/22	50	52
Qtel International Finance Ltd.
3.25%, 2/21/23 (c)	200	182
Rogers Communications, Inc.
3.00%, 3/15/23 (e)	125	117
Sanofi
4.00%, 3/29/21	135	144
Schneider Electric SA
2.95%, 9/27/22 (c)	125	119
SK Telecom Co., Ltd.
2.13%, 5/1/18 (c)	200	191
Statoil ASA
5.25%, 4/15/19	100	116
Syngenta Finance N.V.
3.13%, 3/28/22	130	128
Telefonaktiebolaget LM Ericsson
4.13%, 5/15/22	75	73
Teva Pharmaceutical Finance IV BV
3.65%, 11/10/21	215	215
Time Warner Cable, Inc.,
4.50%, 9/15/42 (e)	50	39
6.75%, 6/15/39	40	41
United Technologies Corp.
4.50%, 6/1/42	40	40
Vale Overseas Ltd.
5.63%, 9/15/19 (e)	85	92
VF Corp.
3.50%, 9/1/21	105	106
Volkswagen International Finance N.V.
2.38%, 3/22/17 (c)	115	117
Weatherford International Ltd.
4.50%, 4/15/22 (e)	100	99
Wesfarmers Ltd.,
1.87%, 3/20/18 (c)	55	54
2.98%, 5/18/16 (c)	85	88
Westvaco Corp.
8.20%, 1/15/30	45	53

	Face Amount (000)	Value (000)
WPP Finance 2010
3.63%, 9/7/22	$150	$142
		8,095
Utilities (2.7%)
Buckeye Partners LP
4.15%, 7/1/23	75	73
CEZ AS
4.25%, 4/3/22 (c)	200	199
Enterprise Products Operating LLC,
5.25%, 1/31/20 (e)	50	56
Series N
6.50%, 1/31/19	160	191
Exelon Generation Co., LLC
6.25%, 10/1/39	140	153
Kinder Morgan Energy Partners LP
5.95%, 2/15/18	160	186
Plains All American Pipeline LP/PAA Finance Corp.,
6.70%, 5/15/36	60	70
8.75%, 5/1/19	65	85
PPL WEM Holdings PLC
3.90%, 5/1/16 (c)	150	157
State Grid Overseas Investment 2013 Ltd.
3.13%, 5/22/23 (c)(e)	200	186
		1,356
		16,296
Municipal Bonds (1.3%)
City of Chicago, IL,
O’Hare International Airport Revenue
6.40%, 1/1/40	40	48
City of New York, NY,
Series G-1
5.97%, 3/1/36	85	98
Illinois State Toll Highway Authority,
Highway Revenue, Build America Bonds
6.18%, 1/1/34	130	154
Municipal Electric Authority of Georgia
6.66%, 4/1/57	155	168
State of California,
General Obligation Bonds
5.95%, 4/1/16	175	195
		663
Sovereign (3.8%)
Banco Nacional de Desenvolvimento, Economico e Social
5.50%, 7/12/20 (c)(e)	150	156
Brazilian Government International Bond
4.88%, 1/22/21	120	129
Caixa Economica Federal
3.50%, 11/7/22 (c)	150	127
Credit Mutuel - CIC Home Loan SFH
1.50%, 11/16/17 (c)(e)	200	194

	Face Amount (000)	Value (000)
KazMunayGas National Co., JSC
6.38%, 4/9/21 (c)(e)	$200	$218
Mexico Government International Bond
3.63%, 3/15/22 (e)	130	128
Peruvian Government International Bond
8.75%, 11/21/33	110	160
Petroleos Mexicanos
4.88%, 1/24/22	250	256
Poland Government International Bond
5.00%, 3/23/22	290	312
Russian Foreign Bond - Eurobond
4.50%, 4/4/22 (c)(e)	200	205
		1,885
U.S. Agency Securities (2.5%)
Federal National Mortgage Association,
0.88%, 10/26/17	300	293
5.38%, 6/12/17	700	811
6.63%, 11/15/30	100	136
		1,240
U.S. Treasury Securities (13.7%)
U.S. Treasury Bonds,
3.00%, 5/15/42	1,280	1,167
3.13%, 11/15/41	1,488	1,395
U.S. Treasury Notes,
0.38%, 1/15/16	2,200	2,192
2.25%, 3/31/16 (e)	2,025	2,117
		6,871
Total Fixed Income Securities (Cost $48,352)		48,350

Shares
Short-Term Investments (18.6%)
Securities held as Collateral on Loaned Securities (11.0%)
Investment Company (8.9%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (g)	4,468,914	4,469

Face Amount (000)
Repurchase Agreements (2.1%)
Barclays Capital, Inc., (0.10%, dated 6/28/13, due 7/1/13; proceeds $777; fully collateralized by a U.S. Government Obligation; U.S. Treasury Note 0.63% due 5/31/17; valued at $793)	$777	777

	Face Amount (000)	Value (000)
Merrill Lynch & Co., Inc., (0.18%, dated 6/28/13, due 7/1/13; proceeds $299; fully collateralized by Common Stocks and Exchange Traded Funds; valued at $327)	$299	$299
		1,076
Total Securities held as Collateral on Loaned Securities (Cost $5,545)		5,545

Shares
Investment Company (4.7%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (g) (Cost $2,389)	2,389,020	2,389

	Face Amount (000)
U.S. Treasury Securities (2.9%)
U.S. Treasury Bills,
0.02%, 8/8/13 (e)(h)(i)	$20	20
0.03%, 8/8/13 (e)(h)(i)	30	30
0.08%, 11/14/13 (h)(i)	1,400	1,400
0.12%, 8/8/13 (e)(h)(i)	25	25
Total U.S. Treasury Securities (Costs $1,475)		1,475
Total Short-Term Investments (Cost $9,409)		9,409
Total Investments (114.7%) (Cost $57,761) Including $6,115 of Securities Loaned (j)+		57,759
Liabilities in Excess of Other Assets (-14.7%)		(7,401)
Net Assets (100.0%)		$50,358

(a)	Security is subject to delayed delivery.
(b)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on June 30, 2013.
(c)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(d)	Inverse Floating Rate Security - Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at June 30, 2013.
(e)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at June 30, 2013 were approximately $6,115,000 and $6,235,000, respectively. The Portfolio received cash collateral of approximately $5,545,000 which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments. As of June 30, 2013, there was uninvested cash of approximately $690,000 which is not reflected in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(f)

For the nine months ended June 30, 2013, the cost of purchases and the proceeds from sales of Citigroup, Inc., Corporate Bonds, and its affiliated broker-dealers, which may be deemed affiliates of the Adviser, Administrator and Distributor under the Investment Company Act of 1940, was approximately $172,000 and $102,000, respectively, including net realized losses of approximately ($1,000).

(g)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

(h)	Rate shown is the yield to maturity at June 30, 2013.
(i)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
(j)	Securities are available for collateral in connection with securities purchased on a forward commitment basis, open futures contracts and swap agreements.
+

At June 30, 2013, the U.S. Federal income tax cost basis of investments was approximately $57,761,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was approximately $2,000 of which approximately $1,343,000 related to appreciated securities and approximately $1,345,000 related to depreciated securities.

IO	Interest Only.
MTN	Medium Term Note.
PAC	Planned Amortization Class.
REMIC	Real Estate Mortgage Investment Conduit.
STRIPS	Separate Trading of Registered Interest and Principal of Securities.
TBA	To Be Announced.

Futures Contracts:

The Portfolio had the following futures contracts open at June 30, 2013:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury 2 yr. Note	20	$4,400	Sep-13	$(3)
U.S. Treasury Long Bond	4	543	Sep-13	(12)
U.S. Treasury Ultra Long Bond	8	1,179	Sep-13	(45)
Short:
U.S. Treasury 10 yr. Note	36	(4,556)	Sep-13	53
				$(7)

Credit Default Swap Agreements:

The Portfolio had the following credit default swap agreements open at June 30, 2013:

Swap Counterparty and Reference Obligation	Buy/Sell Protection	Notional Amount (000)	Pay/Receive Fixed Rate	Termination Date	Upfront Payment Paid (000)	Unrealized Appreciation (Depreciation) (000)	Value (000)	Credit Rating of Reference Obligation† (unaudited)
Barclays Bank
Alcoa, Inc.	Buy	$250	1.00%	9/20/18	$26	$(1)	$25	BBB-
JPMorgan Chase
CDX.NA.IG. 20	Sell	110	1.00	6/20/18	1	(1)	—	NR
JPMorgan Chase
CDX.NA.IG. 20	Sell	500	1.00	6/20/18	3	1	4	NR
JPMorgan Chase
Kohl’s Corporate	Buy	275	1.00	6/20/18	16	(11)	5	BBB+
		$1,135			$46	$(12)	$34

Interest Rate Swap Agreements:

The Portfolio had the following interest rate swap agreements open at June 30, 2013:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Termination Date	Notional Amount (000)	Unrealized Appreciation (000)
Bank of America	3 Month LIBOR	Receive	2.10%	2/5/23	$750	$29
Barclays Bank	3 Month LIBOR	Receive	2.90	5/13/43	630	65
Deutsche Bank	3 Month LIBOR	Receive	2.80	5/1/43	640	78
Goldman Sachs	3 Month LIBOR	Receive	2.09	2/15/23	1,190	48
Royal Bank of Canada	3 Month LIBOR	Receive	2.06	2/6/23	1,200	51
						$271

LIBOR	London Interbank Offered Rate.
NR	Not Rated.
†	Credit Rating as issued by Standard and Poor’s.

Morgan Stanley Institutional Fund Trust

Core Plus Fixed Income Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2013 (unaudited)

	Face Amount (000)		Value (000)
Fixed Income Securities (97.5%)
Agency Adjustable Rate Mortgage (0.8%)
Federal National Mortgage Association,
Conventional Pool
2.34%, 5/1/35	$1,494		$1,589

Agency Fixed Rate Mortgages (24.6%)
Federal Home Loan Mortgage Corporation,
Conventional Pools:
12.00%, 2/1/15	—	@	—	@
13.00%, 6/1/19	—	@	—	@
Gold Pools:
5.00%, 10/1/35	174		186
6.00%, 10/1/36 — 8/1/38	914		991
6.50%, 3/1/16 — 8/1/33	358		406
7.00%, 6/1/28 — 11/1/31	102		118
July TBA:
3.50%, 7/1/43 (a)	810		821
Federal National Mortgage Association,
August TBA:
3.50%, 8/1/43 (a)	2,087		2,113
Conventional Pools:
3.50%, 12/1/42	3,550		3,548
4.00%, 11/1/41 — 1/1/42	8,954		9,344
5.00%, 1/1/37 — 3/1/41	1,924		2,082
5.50%, 6/1/35 — 5/1/41	6,113		6,730
6.50%, 11/1/23 — 1/1/34	3,475		3,924
7.00%, 11/1/13 — 1/1/34	593		672
8.50%, 1/1/15	2		2
9.50%, 4/1/30	527		628
12.00%, 11/1/15	14		15
12.50%, 9/1/15	2		2
July TBA:
2.50%, 7/1/28 (a)	1,750		1,761
Government National Mortgage Association,
July TBA:
3.50%, 7/20/43 (a)	12,743		13,081
Various Pools:
4.00%, 8/20/41 — 3/20/43	2,396		2,523
4.50%, 8/15/39	522		557
			49,504
Asset-Backed Securities (1.8%)
Contimortgage Home Equity Trust
8.10%, 8/15/25	39		39
CVS Pass-Through Trust
6.04%, 12/10/28	463		524
Mid-State Trust IV
8.33%, 4/1/30	26		27
Santander Drive Auto Receivables Trust,
Series 2010-3
3.06%, 11/15/17	1,075		1,101
Textainer Marine Containers Ltd.
4.70%, 6/15/26 (b)	600		601

	Face Amount (000)	Value (000)
U-Haul S Fleet LLC
4.90%, 10/25/23 (b)	$1,256	$1,320
		3,612
Collateralized Mortgage Obligations - Agency Collateral Series (5.0%)
Federal Home Loan Mortgage Corporation,
IO
0.83%, 1/25/21 (c)	9,973	365
IO PAC REMIC
6.28%, 6/15/40 (c)	9,222	1,564
IO REMIC
5.86%, 4/15/39 (c)	3,146	645
IO STRIPS
7.50%, 12/1/29	73	11
8.00%, 1/1/28	127	18
PAC REMIC
9.50%, 4/15/20	1	1
REMIC
3.50%, 12/15/42	978	942
Federal National Mortgage Association,
IO
6.20%, 9/25/20 (c)	5,132	1,419
IO PAC REMIC
8.00%, 9/18/27	318	67
IO REMIC
5.00%, 8/25/37	607	17
6.00%, 7/25/33	337	59
6.41%, 9/25/38 (c)	2,593	539
IO STRIPS
6.50%, 9/1/29 — 12/1/29	1,389	247
8.00%, 4/1/24	377	62
8.50%, 10/1/25	109	22
9.00%, 11/1/26	100	25
REMIC
7.00%, 9/25/32	624	722
9.21%, 10/25/41 (c)(d)	608	618
63.21%, 9/25/20 (c)(d)	7	13
Government National Mortgage Association,
IO
3.50%, 5/20/43	2,639	588
5.00%, 2/16/41	756	139
5.86%, 11/16/40 (c)	4,253	872
6.41%, 4/16/41 (c)	5,310	1,182
		10,137
Commercial Mortgage-Backed Securities (1.5%)
DBUBS Mortgage Trust
5.63%, 7/10/44 (b)(c)	325	343
Extended Stay America Trust
3.90%, 12/5/31 (b)	740	711
GS Mortgage Securities Corp. II
2.79%, 11/8/29 (b)(c)	500	501
JP Morgan Chase Commercial Mortgage Series Trust,
IO
0.73%, 4/15/46 (c)	6,956	325
WF-RBS Commercial Mortgage Trust,

	Face Amount (000)	Value (000)
3.71%, 3/15/45 (c)	$140	$131
Series 2012-C7
3.43%, 6/15/45	966	951
		2,962
Corporate Bonds (37.0%)
Finance (15.3%)
ABB Treasury Center USA, Inc.
2.50%, 6/15/16 (b)	800	829
Abbey National Treasury Services PLC,
MTN
3.88%, 11/10/14 (b)	439	452
ABN Amro Bank N.V.
4.25%, 2/2/17 (b)	600	641
Aegon N.V.
4.63%, 12/1/15	480	518
Affiliated Managers Group, Inc.
3.95%, 8/15/38 (e)	269	347
Alexandria Real Estate Equities, Inc.
4.60%, 4/1/22	400	408
American Campus Communities Operating Partnership LP
3.75%, 4/15/23	250	240
American International Group, Inc.,
4.88%, 6/1/22 (e)	275	294
6.40%, 12/15/20	375	436
Banco de Credito del Peru
6.13%, 4/24/27 (b)(c)	400	407
Barclays Bank PLC
6.05%, 12/4/17 (b)	650	706
BNP Paribas SA
5.00%, 1/15/21 (e)	300	319
Boston Properties LP
3.80%, 2/1/24	175	172
Brookfield Asset Management, Inc.
5.80%, 4/25/17	300	330
Capital One Bank, USA NA
3.38%, 2/15/23	366	347
Citigroup, Inc., (f)
4.05%, 7/30/22 (e)	165	159
8.13%, 7/15/39	175	232
8.50%, 5/22/19	469	592
CNA Financial Corp.
5.75%, 8/15/21 (e)	315	355
Commonwealth Bank of Australia
5.00%, 3/19/20 (b)(e)	300	334
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
3.95%, 11/9/22	475	455
Coventry Health Care, Inc.
5.45%, 6/15/21	540	602
Credit Agricole SA
2.13%, 4/17/18 (b)(e)	675	656
Credit Suisse
6.00%, 2/15/18 (e)	369	415
Deutsche Bank AG
4.30%, 5/24/28 (c)(e)	395	365

	Face Amount (000)	Value (000)
Discover Bank
7.00%, 4/15/20	$575	$672
General Electric Capital Corp.,
MTN
5.88%, 1/14/38	235	260
Series G
6.00%, 8/7/19	694	807
Genworth Holdings, Inc.
7.20%, 2/15/21	375	422
Goldman Sachs Group, Inc. (The),
2.38%, 1/22/18	305	300
6.75%, 10/1/37	490	503
Goodman Funding Pty Ltd.
6.38%, 4/15/21 (b)	850	958
Hartford Financial Services Group, Inc.
5.50%, 3/30/20	645	714
HBOS PLC,
Series G
6.75%, 5/21/18 (b)	813	865
Healthcare Trust of America Holdings LP
3.70%, 4/15/23 (b)(e)	350	329
HSBC Finance Corp.
6.68%, 1/15/21	420	465
HSBC Holdings PLC
4.00%, 3/30/22	275	282
ING Bank N.V.
3.75%, 3/7/17 (b)	600	629
ING US, Inc.
5.50%, 7/15/22 (b)	400	426
Intesa Sanpaolo SpA
3.88%, 1/16/18	580	557
Jefferies Finance LLC/JFIN Co-Issuer Corp.
7.38%, 4/1/20 (b)	380	371
JPMorgan Chase & Co.,
3.38%, 5/1/23	525	490
4.63%, 5/10/21 (e)	380	402
Kilroy Realty LP
3.80%, 1/15/23	325	305
Macquarie Bank Ltd.
6.63%, 4/7/21 (b)	490	519
Mallinckrodt International Finance SA
4.75%, 4/15/23 (b)	425	406
Markel Corp.
3.63%, 3/30/23	450	429
Merrill Lynch & Co., Inc.,
MTN
6.88%, 4/25/18	908	1,046
Mizuho Corporate Bank Ltd.
1.85%, 3/21/18 (b)	485	471
National Retail Properties, Inc.
3.30%, 4/15/23	350	317
Nationwide Building Society
6.25%, 2/25/20 (b)	645	720
Nationwide Financial Services, Inc.
5.38%, 3/25/21 (b)	450	491
PHH Corp.
4.00%, 9/1/14	287	305

	Face Amount (000)	Value (000)
Piedmont Operating Partnership LP
3.40%, 6/1/23 (b)(e)	$425	$388
Platinum Underwriters Finance, Inc.,
Series B
7.50%, 6/1/17 (e)	791	885
Principal Financial Group, Inc.
1.85%, 11/15/17	575	565
QBE Capital Funding III Ltd.
7.25%, 5/24/41 (b)(c)	550	582
Realty Income Corp.
3.25%, 10/15/22	400	367
Royal Bank of Scotland Group PLC
6.13%, 12/15/22	425	406
Santander Holdings USA, Inc.,
3.00%, 9/24/15	105	108
4.63%, 4/19/16	250	264
Societe Generale SA
5.20%, 4/15/21 (b)(e)	455	481
Standard Chartered PLC
3.95%, 1/11/23 (b)(e)	310	289
Swedbank AB
2.13%, 9/29/17 (b)	460	458
UnitedHealth Group, Inc.
4.25%, 3/15/43 (e)	275	252
WellPoint, Inc.
2.75%, 10/15/42 (b)	330	412
Wells Fargo & Co.,
Series M
3.45%, 2/13/23	320	306
		30,835
Industrials (19.8%)
Actavis, Inc.
3.25%, 10/1/22	550	514
Agrium, Inc.
3.50%, 6/1/23	85	82
Albea Beauty Holdings SA
8.38%, 11/1/19 (b)(e)	600	591
Allegheny Technologies, Inc.
4.25%, 6/1/14 (e)	297	307
American Honda Finance Corp.
2.13%, 2/28/17 (b)	770	779
American Tower Corp.
3.50%, 1/31/23	450	413
Amgen, Inc.
5.15%, 11/15/41	198	198
Anheuser-Busch InBev Worldwide, Inc.
5.38%, 1/15/20	425	491
Anixter, Inc.
5.63%, 5/1/19 (e)	220	229
Apple, Inc.
2.40%, 5/3/23 (e)	400	372
ARAMARK Corp.
5.75%, 3/15/20 (b)	410	421
ArcelorMittal
10.35%, 6/1/19	416	494

	Face Amount (000)	Value (000)
AT&T, Inc.,
5.35%, 9/1/40	$150	$152
6.30%, 1/15/38	500	558
Best Buy Co., Inc.
3.75%, 3/15/16 (e)	350	351
Bombardier, Inc.
6.13%, 1/15/23 (b)	250	249
Boston Scientific Corp.
6.00%, 1/15/20	480	544
BP Capital Markets PLC
3.25%, 5/6/22	600	583
British Sky Broadcasting Group PLC
3.13%, 11/26/22 (b)	350	328
Burlington Northern Santa Fe LLC
3.05%, 3/15/22	400	390
Canadian Oil Sands Ltd.
7.75%, 5/15/19 (b)	425	514
CC Holdings GS V LLC/Crown Castle GS III Corp.
3.85%, 4/15/23	325	307
CF Industries, Inc.
6.88%, 5/1/18	475	559
Chrysler Group LLC/CG Co-Issuer, Inc.
8.00%, 6/15/19	560	614
CNOOC Finance 2013 Ltd.
3.00%, 5/9/23	540	489
ConAgra Foods, Inc.,
3.20%, 1/25/23 (e)	180	172
4.65%, 1/25/43	225	209
Continental Resources, Inc.
7.13%, 4/1/21	305	337
CRH America, Inc.
6.00%, 9/30/16	580	654
Daimler Finance North America LLC
8.50%, 1/18/31	224	318
Deere & Co.
3.90%, 6/9/42 (e)	220	201
DirecTV Holdings LLC/DirecTV Financing Co., Inc.
3.80%, 3/15/22 (e)	200	192
Eldorado Gold Corp.
6.13%, 12/15/20 (b)(e)	380	369
Exide Technologies
8.63%, 2/1/18 (e)(g)	219	136
Experian Finance PLC
2.38%, 6/15/17 (b)	635	630
Fiserv, Inc.
3.13%, 6/15/16	360	376
FMC Technologies, Inc.
3.45%, 10/1/22	235	226
Ford Motor Credit Co., LLC
4.21%, 4/15/16	860	899
Freeport-McMoRan Copper & Gold, Inc.,
2.38%, 3/15/18 (b)	255	243
3.88%, 3/15/23 (b)	200	181
Gap, Inc. (The)
5.95%, 4/12/21 (e)	645	714
Georgia-Pacific LLC
8.88%, 5/15/31	280	392

	Face Amount (000)	Value (000)
GlaxoSmithKline Capital PLC
2.85%, 5/8/22	$211	$203
GlaxoSmithKline Capital, Inc.,
2.80%, 3/18/23 (e)	230	219
4.20%, 3/18/43 (e)	50	47
Glencore Funding LLC
2.50%, 1/15/19 (b)	335	303
Goldcorp, Inc.
3.70%, 3/15/23	650	577
Harley-Davidson Funding Corp.
6.80%, 6/15/18 (b)(e)	630	750
Heathrow Funding Ltd.
4.88%, 7/15/21 (b)(e)	525	561
Hewlett-Packard Co.
4.65%, 12/9/21 (e)	155	155
Holcim US Finance Sarl & Cie SCS
6.00%, 12/30/19 (b)(e)	483	540
Home Depot, Inc.
5.88%, 12/16/36	293	346
Host Hotels & Resorts LP,
Series D
3.75%, 10/15/23	150	138
Ingersoll-Rand Global Holding Co., Ltd.
4.25%, 6/15/23 (b)	280	279
Intel Corp.,
2.70%, 12/15/22 (e)	400	374
2.95%, 12/15/35 (e)	356	388
International Business Machines Corp.
1.88%, 5/15/19	650	641
International Game Technology
3.25%, 5/1/14 (e)	305	326
Kerry Group Financial Services
3.20%, 4/9/23 (b)	325	300
Kinross Gold Corp.
5.13%, 9/1/21 (e)	520	503
Lam Research Corp.
1.25%, 5/15/18 (e)	304	339
Life Technologies Corp.
6.00%, 3/1/20	295	333
MasTec, Inc.
4.88%, 3/15/23	395	376
MDC Partners, Inc.
6.75%, 4/1/20 (b)	420	421
MeadWestvaco Corp.
7.38%, 9/1/19	155	184
Merck & Co., Inc.
2.80%, 5/18/23 (e)	375	356
MetroPCS Wireless, Inc.
6.25%, 4/1/21 (b)	545	557
Murphy Oil Corp.
3.70%, 12/1/22	345	321
NBC Universal Media LLC,
2.88%, 1/15/23 (e)	250	238
5.95%, 4/1/41	400	458
NetApp, Inc.
2.00%, 12/15/17	200	195

	Face Amount (000)	Value (000)
Nuance Communications, Inc.
2.75%, 11/1/31	$286	$296
Omnicom Group, Inc.
3.63%, 5/1/22	455	440
ON Semiconductor Corp.,
Series B
2.63%, 12/15/26	290	335
Philip Morris International, Inc.
2.50%, 8/22/22	495	458
Phillips 66
4.30%, 4/1/22	225	233
Pioneer Natural Resources Co.
7.50%, 1/15/20 (e)	375	461
Priceline.com, Inc.
1.00%, 3/15/18 (e)	389	454
Qtel International Finance Ltd.
3.25%, 2/21/23 (b)(e)	450	411
QVC, Inc.
4.38%, 3/15/23 (b)	400	374
Rogers Communications, Inc.
3.00%, 3/15/23	325	304
RR Donnelley & Sons Co.
7.88%, 3/15/21 (e)	545	559
SanDisk Corp.
1.50%, 8/15/17	261	349
Schlumberger Norge AS
1.25%, 8/1/17 (b)	300	291
Schneider Electric SA
2.95%, 9/27/22 (b)	525	500
Sinopec Group Overseas Development 2012 Ltd.
3.90%, 5/17/22 (b)	500	487
SK Telecom Co., Ltd.
2.13%, 5/1/18 (b)	200	191
Syngenta Finance N.V.
3.13%, 3/28/22	585	575
Telefonaktiebolaget LM Ericsson
4.13%, 5/15/22	300	294
Teva Pharmaceutical Finance IV BV
3.65%, 11/10/21	525	526
Time Warner Cable, Inc.
4.50%, 9/15/42 (e)	205	159
Trinity Industries, Inc.
3.88%, 6/1/36	273	321
United States Steel Corp.
4.00%, 5/15/14	307	315
United Technologies Corp.
4.50%, 6/1/42	165	163
Verisk Analytics, Inc.
5.80%, 5/1/21 (e)	550	608
Volkswagen International Finance N.V.
2.38%, 3/22/17 (b)	550	560
Wal-Mart Stores, Inc.
5.25%, 9/1/35	290	316
Weatherford International Ltd.
4.50%, 4/15/22	400	396
Wesfarmers Ltd.
2.98%, 5/18/16 (b)	390	406

	Face Amount (000)	Value (000)
Westvaco Corp.
8.20%, 1/15/30	$185	$219
WMG Acquisition Corp.
6.00%, 1/15/21 (b)(e)	436	446
WPP Finance 2010
3.63%, 9/7/22	550	520
Wyndham Worldwide Corp.
4.25%, 3/1/22	680	663
		39,836
Utilities (1.9%)
Access Midstream Partners LP/ACMP Finance Corp.
4.88%, 5/15/23	311	290
CEZ AS
4.25%, 4/3/22 (b)	210	209
DCP Midstream Operating LP
3.88%, 3/15/23	375	352
Delmarva Power & Light Co.
4.00%, 6/1/42	475	448
Enterprise Products Operating LLC
5.20%, 9/1/20 (e)	635	712
Exelon Generation Co., LLC
6.25%, 10/1/39	445	486
Plains All American Pipeline LP/PAA Finance Corp.
6.70%, 5/15/36	264	308
PPL WEM Holdings PLC
3.90%, 5/1/16 (b)	375	392
State Grid Overseas Investment 2013 Ltd.
3.13%, 5/22/23 (b)(e)	540	502
		3,699
		74,370
Mortgages - Other (8.0%)
Alternative Loan Trust
6.00%, 2/25/37	115	93
Banc of America Alternative Loan Trust,
5.86%, 10/25/36 (c)	1,048	807
5.91%, 10/25/36 (c)	1,827	1,405
6.00%, 4/25/36	581	602
Banc of America Funding Trust,
0.48%, 7/20/36 (c)	720	599
0.56%, 8/25/36 (c)	218	198
Chaseflex Trust
6.00%, 2/25/37	1,600	1,347
First Horizon Alternative Mortgage Securities Trust
6.25%, 8/25/36	1,017	858
GSMSC Pass-Through Trust,
7.50%, 9/25/36 (b)(c)	1,213	1,116
JP Morgan Mortgage Trust,
5.50%, 6/25/37 (c)	410	345
6.00%, 6/25/37	529	525
Lehman Mortgage Trust,
5.50%, 11/25/35	486	475

	Face Amount (000)	Value (000)
5.50%, 2/25/36	$1,727	$1,705
6.50%, 9/25/37	2,495	2,163
RALI Trust,
0.37%, 12/25/36 (c)	602	414
0.38%, 12/25/36 (c)	582	400
6.00%, 11/25/36	333	260
Springleaf Mortgage Loan Trust
3.56%, 12/25/59 (b)(c)	860	878
WaMu Mortgage Pass-Through Certificates
1.15%, 7/25/46 (c)	1,784	1,363
Washington Mutual Alternative Mortgage Pass-Through Certificates
0.94%, 4/25/47 (c)	789	590
		16,143
Municipal Bonds (1.5%)
City of Chicago, IL,
O’Hare International Airport Revenue
6.40%, 1/1/40	255	303
City of New York, NY,
Series G-1
5.97%, 3/1/36	270	311
Illinois State Toll Highway Authority,
Highway Revenue, Build America Bonds
6.18%, 1/1/34	477	566
Municipal Electric Authority of Georgia,
6.64%, 4/1/57	283	313
6.66%, 4/1/57	320	347
New York City, NY,
Transitional Finance Authority Future Tax Secured Revenue
5.27%, 5/1/27	320	352
State of California,
General Obligation Bonds
5.95%, 4/1/16	830	924
		3,116
Sovereign (4.0%)
Banco Nacional de Desenvolvimento, Economico e Social
5.50%, 7/12/20 (b)(e)	580	602
Brazilian Government International Bond
8.50%, 1/5/24	1,900	788
Caixa Economica Federal
3.50%, 11/7/22 (b)	410	346
KazMunayGas National Co., JSC
6.38%, 4/9/21 (b)(e)	900	981
Mexican Bonos
6.50%, 6/9/22	13,000	1,060
Petroleos Mexicanos
4.88%, 1/24/22	1,000	1,023
Poland Government International Bond
5.00%, 3/23/22	1,000	1,077
Russian Foreign Bond - Eurobond
4.50%, 4/4/22 (b)(e)	1,000	1,024
South Africa Government Bond
7.25%, 1/15/20	6,200	624

	Face Amount (000)	Value (000)
Spain Government International Bond
4.00%, 3/6/18 (b)	$650	$641
		8,166
U.S. Agency Securities (1.7%)
Federal Home Loan Mortgage Corporation,
3.75%, 3/27/19 (e)	2,520	2,773
6.75%, 3/15/31	470	646
		3,419
U.S. Treasury Securities (11.6%)
U.S. Treasury Bonds,
3.13%, 11/15/41 — 2/15/43	12,530	11,749
U.S. Treasury Notes,
0.25%, 4/15/16 (e)	5,200	5,151
0.38%, 1/15/16	4,400	4,384
0.63%, 4/30/18 (e)	500	483
0.88%, 4/30/17	1,590	1,582
		23,349
Total Fixed Income Securities (Cost $196,188)		196,367

Shares
Short-Term Investments (16.7%)
Securities held as Collateral on Loaned Securities (5.1%)
Investment Company (4.1%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (h)	8,215,336	8,215

	Face Amount (000)
Repurchase Agreements (1.0%)
Barclays Capital, Inc., (0.10%, dated 6/28/13, due 7/1/13; proceeds $1,429; fully collateralized by a U.S. Government Obligation; U.S. Treasury Note 0.63% due 5/31/17; valued at $1,457)	$1,429	1,429
Merrill Lynch & Co., Inc., (0.18%, dated 6/28/13, due 7/1/13; proceeds $549; fully collateralized by Common Stocks and Exchange Traded Funds; valued at $602)	549	549
		1,978
Total Securities held as Collateral on Loaned Securities (Cost $10,193)		10,193

Shares
Investment Company (9.1%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (h) (Cost $18,250)	18,249,514	18,250

	Face Amount (000)	Value (000)
U.S. Treasury Security (2.5%)
U.S. Treasury Bill
0.11%, 11/14/13 (i) (Cost $4,998)	$5,000	$4,999
Total Short-Term Investments (Cost $33,441)		33,442
Total Investments (114.2%) (Cost $229,629) Including $13,803 of Securities Loaned (j)+		229,809
Liabilities in Excess of Other Assets (-14.2%)		(28,612)
Net Assets (100.0%)		$201,197

(a)                                           Security is subject to delayed delivery.

(b)                                           144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(c)                                            Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on June 30, 2013.

(d)                                           Inverse Floating Rate Security - Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at June 30, 2013.

(e)                                            All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at June 30, 2013 were approximately $13,803,000 and $14,091,000, respectively. The Portfolio received cash collateral of approximately $11,462,000, of which $10,193,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments.  As of June 30, 2013, there was uninvested cash of approximately $1,269,000 which is not reflected in the Portfolio of Investments.  The remaining collateral of approximately $2,629,000 was received in the form of a U.S. Government Obligation, which the Portfolio cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments.  The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(f)                                             For the nine months ended June 30, 2013, the cost of purchases and the proceeds from sales of Citigroup, inc., Corporate Bonds, and its affiliated broker-dealers, which may be deemed affiliates of the Adviser, Administrator and Distributor under the Investment Company Act of 1940, was approximately $406,000 and $480,000, respectively, including total realized gains of approximately $98,000.

(g)                                            Issuer is in default.

(h)                                           The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

(i)                                               Rate shown is the yield to maturity at June 30, 2013.

(j)                                              Securities are available for collateral in connection with securities purchased on a forward commitment basis, open foreign currency forward exchange contracts, futures contracts and swap agreements.

+                                                   At June 30, 2013, the U.S. Federal income tax cost basis of investments was approximately $229,629,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $180,000 of which approximately $7,448,000 related to appreciated securities and approximately $7,268,000 related to depreciated securities.

@                                              Face Amount/Value less than $500.

IO                                            Interest Only.

MTN                             Medium Term Note.

PAC                                 Planned Amortization Class.

REMIC               Real Estate Mortgage Investment Conduit.

STRIPS               Separate Trading of Registered Interest and Principal of Securities.

TBA                                To Be Announced.

Foreign Currency Forward Exchange Contracts:

The Portfolio had the following foreign currency forward exchange contracts open at June 30, 2013:

Counterparty	Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
Credit Suisse London Branch (GFX)	USD	3,305	$3,305	7/5/13	CHF	3,120	$3,303	$(2)
Credit Suisse London Branch (GFX)	USD	604	604	7/5/13	ZAR	6,099	617	13
Goldman Sachs International	NOK	6,348	1,044	7/5/13	USD	1,039	1,039	(5)
HSBC Bank PLC	MXN	14,930	1,152	7/5/13	USD	1,159	1,159	7
HSBC Bank PLC	USD	39	39	7/5/13	EUR	30	39	— @
HSBC Bank PLC	USD	1,133	1,133	7/5/13	MXN	14,930	1,152	19
UBS AG	AUD	1,581	1,445	7/5/13	USD	1,525	1,525	80
UBS AG	CHF	3,120	3,304	7/5/13	USD	3,274	3,274	(30)
UBS AG	USD	1,468	1,468	7/5/13	AUD	1,581	1,445	(23)
UBS AG	ZAR	6,099	616	7/5/13	USD	602	602	(14)
Wells Fargo Bank	EUR	30	39	7/5/13	USD	39	39	(—@ )
Wells Fargo Bank	USD	1,077	1,077	7/5/13	NOK	6,348	1,045	(32)
Credit Suisse London Branch (GFX)	CHF	3,120	3,304	8/7/13	USD	3,306	3,306	2
Credit Suisse London Branch (GFX)	ZAR	6,099	614	8/7/13	USD	601	601	(13)
Goldman Sachs International	USD	1,038	1,038	8/7/13	NOK	6,348	1,044	6
HSBC Bank PLC	MXN	14,930	1,149	8/7/13	USD	1,130	1,130	(19)
UBS AG	AUD	1,581	1,442	8/7/13	USD	1,464	1,464	22
Wells Fargo Bank	USD	39	39	8/7/13	EUR	30	39	— @
			$22,812				$22,823	$11

Futures Contracts:

The Portfolio had the following futures contracts open at June 30, 2013:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury 2 yr. Note	122	$26,840	Sep-13	$(20)
U.S. Treasury 5 yr. Note	19	2,300	Sep-13	1
U.S. Treasury Long Bond	23	3,124	Sep-13	(68)
U.S. Treasury Ultra Long Bond	18	2,652	Sep-13	(102)
Short:
U.S. Treasury 10 yr. Note	92	(11,644)	Sep-13	(—@ )
				$(189)

Credit Default Swap Agreements:

The Portfolio had the following credit default swap agreements open at June 30, 2013:

Swap Counterparty and Reference Obligation	Buy/Sell Protection	Notional Amount (000)	Pay/Receive Fixed Rate	Termination Date	Upfront Payment Paid (000)	Unrealized Appreciation (Depreciation) (000)	Value (000)	Credit Rating of Reference Obligation†
Barclays Bank
Alcoa, Inc.	Buy	$1,000	1.00%	9/20/18	$105	$(4)	$101	BBB-
JPMorgan Chase
CDX.NA.IG. 20	Sell	450	1.00	6/20/18	5	(2)	3	NR
JPMorgan Chase
CDX.NA.IG. 20	Sell	2,050	1.00	6/20/18	11	2	13	NR
JPMorgan Chase
Kohl’s Corporation	Buy	1,100	1.00	6/20/18	63	(45)	18	BBB+
		$4,600			$184	$(49)	$135

Interest Rate Swap Agreements:

The Portfolio had the following interest rate swap agreements open at June 30, 2013:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Termination Date	Notional Amount (000)	Unrealized Appreciation (000)
Bank of America	3 Month LIBOR	Receive	2.10%	2/5/23	$2,990	$114
Deutsche Bank	3 Month LIBOR	Receive	2.80	5/1/43	2,620	321
Goldman Sachs	3 Month LIBOR	Receive	2.09	2/15/23	4,760	192
Goldman Sachs	3 Month LIBOR	Receive	2.90	5/13/43	2,620	271
Royal Bank of Canada	3 Month LIBOR	Receive	2.06	2/6/23	4,550	193
						$1,091

@		Value is less than $500.
LIBOR		London Interbank Offered Rate.
NR		Not Rated.
†		Credit Rating as issued by Standard and Poor’s.
AUD	—	Australian Dollar
CHF	—	Swiss Franc
EUR	—	Euro
MXN	—	Mexican New Peso
NOK	—	Norwegian Krone
USD	—	United States Dollar
ZAR	—	South African Rand

Morgan Stanley Institutional Fund Trust

Corporate Bond Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2013 (unaudited)

	Face Amount (000)	Value (000)
Fixed Income Securities (98.2%)
Asset-Backed Securities (0.8%)
CVS Pass-Through Trust,
6.04%, 12/10/28	$124	$140
8.35%, 7/10/31 (a)	139	178
		318

Collateralized Mortgage Obligation - Agency Collateral Series (0.0%)
Federal Home Loan Mortgage Corporation,
IO STRIPS
8.00%, 1/1/28	24	4

Corporate Bonds (97.4%)
Finance (40.4%)
Abbey National Treasury Services PLC,
MTN
3.88%, 11/10/14 (a)	146	150
ABN Amro Bank N.V.
4.25%, 2/2/17 (a)	210	224
Aetna, Inc.
2.75%, 11/15/22	200	185
Alexandria Real Estate Equities, Inc.,
3.90%, 6/15/23	50	48
4.60%, 4/1/22	150	153
American Campus Communities Operating Partnership LP
3.75%, 4/15/23	100	96
American Financial Group, Inc.
9.88%, 6/15/19	225	291
American International Group, Inc.,
4.88%, 6/1/22 (b)	100	107
6.40%, 12/15/20	345	401
Bank of America Corp.,
5.63%, 7/1/20	665	733
5.70%, 1/24/22	125	139
Barclays Bank PLC
6.05%, 12/4/17 (a)	515	559
BBVA Bancomer SA
6.50%, 3/10/21 (a)	150	158
Bear Stearns Cos. LLC (The)
5.55%, 1/22/17 (b)	200	219
BNP Paribas SA
5.00%, 1/15/21 (b)	170	181
Boston Properties LP
3.80%, 2/1/24	25	25
Brookfield Asset Management, Inc.
5.80%, 4/25/17	70	77
Capital One Bank, USA NA
3.38%, 2/15/23	342	324
Citigroup, Inc., (c)
4.05%, 7/30/22 (b)	140	135
4.45%, 1/10/17	125	134
6.13%, 11/21/17	390	444
8.13%, 7/15/39	100	132
8.50%, 5/22/19	65	82
CNA Financial Corp.
5.75%, 8/15/21 (b)	250	282

	Face Amount (000)	Value (000)
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
3.95%, 11/9/22	$260	$249
Credit Agricole SA
2.13%, 4/17/18 (a)(b)	275	267
Credit Suisse,
5.40%, 1/14/20 (b)	170	184
6.00%, 2/15/18 (b)	61	69
Deutsche Bank AG
4.30%, 5/24/28 (b)(d)	200	185
Dexus Diversified Trust/Dexus Office Trust
5.60%, 3/15/21 (a)	225	242
Discover Bank
2.00%, 2/21/18	250	242
Farmers Exchange Capital
7.05%, 7/15/28 (a)	215	251
General Electric Capital Corp.,
3.15%, 9/7/22	175	166
5.30%, 2/11/21 (b)	120	132
MTN
5.88%, 1/14/38	130	144
Series G
6.00%, 8/7/19	666	774
Goldman Sachs Group, Inc. (The),
2.38%, 1/22/18	905	890
6.75%, 10/1/37	205	211
Goodman Funding Pty Ltd.
6.38%, 4/15/21 (a)	250	282
Hartford Financial Services Group, Inc.
5.50%, 3/30/20	275	305
HBOS PLC,
Series G
6.75%, 5/21/18 (a)	357	380
Healthcare Trust of America Holdings LP
3.70%, 4/15/23 (a)	100	94
HSBC Finance Corp.
6.68%, 1/15/21	135	149
HSBC Holdings PLC,
4.00%, 3/30/22	200	205
4.88%, 1/14/22 (b)	100	108
6.50%, 5/2/36	100	111
ING US, Inc.
5.65%, 5/15/53 (a)(d)	100	94
Intesa Sanpaolo SpA
3.88%, 1/16/18	225	216
JPMorgan Chase & Co.,
3.38%, 5/1/23	375	350
4.50%, 1/24/22	305	320
Kilroy Realty LP
3.80%, 1/15/23	125	117
Lincoln National Corp.
7.00%, 6/15/40	75	94
Macquarie Group Ltd.
6.00%, 1/14/20 (a)	215	224
Mallinckrodt International Finance SA
4.75%, 4/15/23 (a)	175	167
Markel Corp.
3.63%, 3/30/23	150	143

	Face Amount (000)	Value (000)
Merrill Lynch & Co., Inc.,
MTN
6.88%, 4/25/18	$217	$250
Mizuho Corporate Bank Ltd.
1.85%, 3/21/18 (a)	205	199
National Retail Properties, Inc.
3.30%, 4/15/23	150	136
Nationwide Building Society
6.25%, 2/25/20 (a)	260	290
Nationwide Financial Services, Inc.
5.38%, 3/25/21 (a)	275	300
Pacific LifeCorp
6.00%, 2/10/20 (a)	150	168
Piedmont Operating Partnership LP
3.40%, 6/1/23 (a)(b)	125	114
Platinum Underwriters Finance, Inc.,
Series B
7.50%, 6/1/17	234	262
Post Apartment Homes LP
3.38%, 12/1/22	270	253
Principal Financial Group, Inc.
1.85%, 11/15/17	250	246
Protective Life Corp.
7.38%, 10/15/19	175	212
Prudential Financial, Inc.,
5.63%, 6/15/43 (d)	95	93
7.38%, 6/15/19	150	184
Realty Income Corp.
3.25%, 10/15/22	150	137
Royal Bank of Scotland Group PLC
6.13%, 12/15/22	160	153
Santander Holdings USA, Inc.,
3.00%, 9/24/15	55	56
4.63%, 4/19/16	55	58
Santander US Debt SAU
3.72%, 1/20/15 (a)	200	202
SLM Corp.,
MTN
8.00%, 3/25/20	90	98
Societe Generale SA
5.20%, 4/15/21 (a)(b)	200	211
Standard Chartered PLC
3.95%, 1/11/23 (a)(b)	200	186
Swedbank AB
2.13%, 9/29/17 (a)	200	199
UnitedHealth Group, Inc.,
1.40%, 10/15/17	85	84
2.75%, 2/15/23	55	51
4.25%, 3/15/43 (b)	125	115
Weingarten Realty Investors
3.38%, 10/15/22	150	138
Wells Fargo & Co.,
Series M
3.45%, 2/13/23	125	120
		17,159

	Face
	Amount	Value
	(000)	(000)
Industrials (46.9%)
ABB Treasury Center USA, Inc.
4.00%, 6/15/21 (a)	$50	$52
AbbVie, Inc.
2.90%, 11/6/22 (a)	125	117
Actavis, Inc.
3.25%, 10/1/22	200	187
Agilent Technologies, Inc.,
3.88%, 7/15/23	100	97
5.50%, 9/14/15	126	138
Agrium, Inc.
3.50%, 6/1/23	45	43
Altria Group, Inc.
2.85%, 8/9/22	115	107
American Airlines 2013-1 Class A Pass-Through Trust
4.00%, 7/15/25 (a)	200	189
American Tower Corp.
3.50%, 1/31/23	200	183
Amgen, Inc.
5.15%, 11/15/41	198	198
Anixter, Inc.
5.63%, 5/1/19	135	140
Apple, Inc.
2.40%, 5/3/23 (b)	175	163
ARAMARK Corp.
5.75%, 3/15/20 (a)	95	98
ArcelorMittal
10.35%, 6/1/19	134	159
AstraZeneca PLC
6.45%, 9/15/37	125	154
AT&T, Inc.,
5.55%, 8/15/41	175	183
6.30%, 1/15/38	275	307
Ball Corp.
4.00%, 11/15/23	170	158
Baxter International, Inc.
3.20%, 6/15/23	210	206
Bemis Co., Inc.
4.50%, 10/15/21	230	236
Best Buy Co., Inc.
3.75%, 3/15/16 (b)	220	221
Bombardier, Inc.
6.13%, 1/15/23 (a)	100	100
Boston Scientific Corp.
6.00%, 1/15/20 (b)	205	232
BP Capital Markets PLC
3.25%, 5/6/22	275	267
British Airways PLC
4.63%, 6/20/24 (a)(e)	175	175
British Sky Broadcasting Group PLC
3.13%, 11/26/22 (a)	150	141
Burlington Northern Santa Fe LLC,
3.05%, 3/15/22	150	146
4.40%, 3/15/42	75	69
5.65%, 5/1/17	130	148

	Face
	Amount	Value
	(000)	(000)
Canadian Oil Sands Ltd.,
6.00%, 4/1/42 (a)	$50	$52
7.75%, 5/15/19 (a)	100	121
CC Holdings GS V LLC/Crown Castle GS III Corp.
3.85%, 4/15/23	150	142
CF Industries, Inc.
6.88%, 5/1/18	200	235
Cimarex Energy Co.
5.88%, 5/1/22	125	130
Comcast Corp.
6.40%, 5/15/38	100	120
ConAgra Foods, Inc.,
3.20%, 1/25/23	70	67
4.65%, 1/25/43	75	70
Continental Resources, Inc.
5.00%, 9/15/22	175	179
Crown Castle International Corp.
5.25%, 1/15/23	75	72
Daimler Finance North America LLC
8.50%, 1/18/31	161	228
Deere & Co.
3.90%, 6/9/42 (b)	60	55
Deutsche Telekom International Finance BV
8.75%, 6/15/30	100	139
DirecTV Holdings LLC/DirecTV Financing Co., Inc.
3.80%, 3/15/22 (b)	205	197
Discovery Communications LLC
3.25%, 4/1/23 (b)	75	70
Eaton Corp.
2.75%, 11/2/22 (a)	180	169
Eldorado Gold Corp.
6.13%, 12/15/20 (a)(b)	105	102
EMC Corp.
2.65%, 6/1/20	250	247
ESAL GmbH
6.25%, 2/5/23 (a)(b)	200	184
Express Scripts Holding Co.
2.65%, 2/15/17	100	102
Fiserv, Inc.
3.13%, 6/15/16	190	198
FMC Technologies, Inc.
3.45%, 10/1/22	105	101
Ford Motor Credit Co., LLC,
4.21%, 4/15/16	200	209
5.88%, 8/2/21	400	437
Freeport-McMoRan Copper & Gold, Inc.,
2.38%, 3/15/18 (a)	105	100
3.88%, 3/15/23 (a)	100	91
Gap, Inc. (The)
5.95%, 4/12/21 (b)	185	205
Georgia-Pacific LLC,
5.40%, 11/1/20 (a)	95	106
8.88%, 5/15/31	75	105
GlaxoSmithKline Capital PLC
2.85%, 5/8/22	105	101
GlaxoSmithKline Capital, Inc.,
2.80%, 3/18/23	95	91
4.20%, 3/18/43 (b)	25	24

	Face
	Amount	Value
	(000)	(000)
Glencore Funding LLC
2.50%, 1/15/19 (a)	$120	$109
Goldcorp, Inc.
3.70%, 3/15/23 (b)	225	200
Harley-Davidson Funding Corp.
6.80%, 6/15/18 (a)(b)	245	292
HCA, Inc.
5.88%, 3/15/22	125	129
Heathrow Funding Ltd.
4.88%, 7/15/21 (a)(b)	190	203
Hess Corp.
6.00%, 1/15/40	50	53
Hewlett-Packard Co.,
2.60%, 9/15/17 (b)	80	80
4.65%, 12/9/21 (b)	110	110
Holcim US Finance Sarl & Cie SCS
6.00%, 12/30/19 (a)(b)	182	203
Home Depot, Inc.
5.88%, 12/16/36	159	188
Host Hotels & Resorts LP,
Series D
3.75%, 10/15/23	75	69
Incitec Pivot Ltd.
4.00%, 12/7/15 (a)	160	167
Ingersoll-Rand Global Holding Co., Ltd.
4.25%, 6/15/23 (a)	120	119
Intel Corp.
2.70%, 12/15/22	200	187
Kerry Group Financial Services
3.20%, 4/9/23 (a)	225	208
Kinross Gold Corp.
5.13%, 9/1/21 (b)	180	174
Koninklijke Philips N.V.
3.75%, 3/15/22 (b)	300	301
Kraft Foods Group, Inc.
6.88%, 1/26/39	125	152
Kroger Co. (The)
6.90%, 4/15/38	80	95
Life Technologies Corp.
6.00%, 3/1/20	200	226
Lubrizol Corp.
8.88%, 2/1/19	165	217
Macy’s Retail Holdings, Inc.
3.88%, 1/15/22	25	25
MasTec, Inc.
4.88%, 3/15/23	140	133
MDC Partners, Inc.
6.75%, 4/1/20 (a)(b)	100	100
MeadWestvaco Corp.
7.38%, 9/1/19	120	142
Merck & Co., Inc.
2.80%, 5/18/23 (b)	250	237
MetroPCS Wireless, Inc.
6.25%, 4/1/21 (a)	140	143
Murphy Oil Corp.
3.70%, 12/1/22	135	125

	Face
	Amount	Value
	(000)	(000)
NBC Universal Media LLC,
2.88%, 1/15/23 (b)	$300	$286
5.95%, 4/1/41	125	143
NetApp, Inc.
2.00%, 12/15/17	100	98
NewMarket Corp.
4.10%, 12/15/22	125	121
News America, Inc.
6.15%, 2/15/41	100	111
Nexen, Inc.
6.40%, 5/15/37	100	109
Omnicom Group, Inc.
3.63%, 5/1/22	170	164
Petro-Canada
6.80%, 5/15/38	130	151
Philip Morris International, Inc.
4.50%, 3/20/42	150	141
Phillips 66
4.30%, 4/1/22	175	181
Pioneer Natural Resources Co.
3.95%, 7/15/22	175	173
Praxair, Inc.
1.25%, 11/7/18 (b)	250	240
Qtel International Finance Ltd.
3.25%, 2/21/23 (a)	225	205
QVC, Inc.
4.38%, 3/15/23 (a)	150	140
RR Donnelley & Sons Co.
7.88%, 3/15/21 (b)	120	123
Schneider Electric SA
2.95%, 9/27/22 (a)	225	214
Sinopec Group Overseas Development 2012 Ltd.
2.75%, 5/17/17 (a)	200	202
SK Telecom Co., Ltd.
2.13%, 5/1/18 (a)	200	191
Syngenta Finance N.V.
4.38%, 3/28/42	75	73
Telefonaktiebolaget LM Ericsson
4.13%, 5/15/22	100	98
Telefonica Europe BV
8.25%, 9/15/30	184	221
Tesoro Corp.
5.38%, 10/1/22	45	46
Teva Pharmaceutical Finance IV BV
3.65%, 11/10/21	250	250
Time Warner Cable, Inc.,
4.50%, 9/15/42 (b)	130	101
6.75%, 6/15/39	80	82
Time Warner, Inc.
7.70%, 5/1/32	291	371
United Technologies Corp.
4.50%, 6/1/42	135	134
US Airways 2013-1 Class A Pass-Through Trust
3.95%, 11/15/25	75	72
Valero Energy Corp.
6.13%, 2/1/20 (b)	150	175
Verisk Analytics, Inc.
5.80%, 5/1/21	185	205

	Face
	Amount	Value
	(000)	(000)
Verizon Communications, Inc.,
3.85%, 11/1/42	$190	$158
6.35%, 4/1/19	125	148
VF Corp.
3.50%, 9/1/21	120	121
Volkswagen International Finance N.V.
2.38%, 3/22/17 (a)	160	163
Waste Management, Inc.
6.13%, 11/30/39	100	115
Weatherford International Ltd.
4.50%, 4/15/22 (b)	225	223
Wesfarmers Ltd.
1.87%, 3/20/18 (a)	80	79
WMG Acquisition Corp.
6.00%, 1/15/21 (a)(b)	113	116
WPP Finance 2010
3.63%, 9/7/22	125	118
Wyndham Worldwide Corp.
4.25%, 3/1/22	255	249
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.38%, 3/15/22	115	117
		19,878
Utilities (10.1%)
Access Midstream Partners LP/ACMP Finance Corp.
4.88%, 5/15/23	145	135
Appalachian Power Co.
7.00%, 4/1/38	150	185
Boston Gas Co.
4.49%, 2/15/42 (a)(b)	125	121
Buckeye Partners LP
4.15%, 7/1/23 (b)	175	171
CEZ AS
4.25%, 4/3/22 (a)	200	199
Consolidated Edison Co. of New York, Inc.
6.65%, 4/1/19	190	232
DCP Midstream Operating LP
3.88%, 3/15/23	150	141
Enel Finance International N.V.
5.13%, 10/7/19 (a)(b)	200	208
Energy Transfer Partners LP
3.60%, 2/1/23	100	94
Enterprise Products Operating LLC,
5.25%, 1/31/20	25	28
Series N
6.50%, 1/31/19	279	333
Exelon Generation Co., LLC
6.25%, 10/1/39	145	158
Iberdrola Finance Ireland Ltd.
5.00%, 9/11/19 (a)	175	184
Kinder Morgan Energy Partners LP,
3.50%, 9/1/23 (b)	50	47
5.95%, 2/15/18	300	348
Nevada Power Co.,
Series N
6.65%, 4/1/36	150	189

	Face
	Amount	Value
	(000)	(000)
Plains All American Pipeline LP/PAA Finance Corp.
6.70%, 5/15/36	$136	$159
PPL WEM Holdings PLC
3.90%, 5/1/16 (a)	315	329
PSEG Power LLC
8.63%, 4/15/31	200	276
Sempra Energy
6.00%, 10/15/39	125	141
Spectra Energy Capital LLC
8.00%, 10/1/19	50	63
TransAlta Corp.
4.50%, 11/15/22 (b)	235	225
Virginia Electric and Power Co.
2.95%, 1/15/22 (b)	325	321
		4,287
		41,324
Total Fixed Income Securities (Cost $41,531)		41,646

Shares
Short-Term Investments (16.7%)
Securities held as Collateral on Loaned Securities (15.8%)
Investment Company (12.7%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (f)	5,420,808	5,421

	Face
	Amount
	(000)
Repurchase Agreements (3.1%)
Barclays Capital, Inc., (0.10%, dated 6/28/13, due 7/1/13; proceeds $943; fully collateralized by a U.S. Government Obligation; U.S. Treasury Note 0.63% due 5/31/17; valued at $961)	$943	943
Merrill Lynch & Co., Inc., (0.18%, dated 6/28/13, due 7/1/13; proceeds $362; fully collateralized by Common Stocks and Exchange Traded Funds; valued at $397)	362	362
		1,305
Total Securities held as Collateral on Loaned Securities (Cost $6,726)		6,726

Shares
Investment Company (0.6%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (f) (Cost $267)	266,933	267

	Face Amount (000)	Value (000)
U.S. Treasury Securities (0.3%)
U.S. Treasury Bills,
0.02%, 8/8/13 (g)(h)	$10	$10
0.03%, 8/8/13 (g)(h)	20	20
0.04%, 8/8/13 (g)(h)	45	45
0.12%, 8/8/13 (g)(h)	60	60
Total U.S. Treasury Securities (Cost $135)		135
Total Short-Term Investments (Cost $7,128)		7,128
Total Investments (114.9%) (Cost $48,659) Including $7,405 of Securities Loaned (i)+		48,774
Liabilities in Excess of Other Assets (-14.9%)		(6,334)
Net Assets (100.0%)		$42,440

(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at June 30, 2013 were approximately $7,405,000 and $7,563,000, respectively. The Portfolio received cash collateral of approximately $7,563,000, of which $6,726,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments. As of June 30, 2013, there was uninvested cash of approximately $837,000 which is not reflected in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(c)

For the nine months ended June 30, 2013, the cost of purchases and the proceeds from sales of Citigroup, Inc., Corporate Bonds, and its affiliated broker-dealers, which may be deemed affiliates of the Adviser, Administrator and Distributor under the Investment Company Act of 1940, was approximately $278,000 and $199,000, respectively, including total realized gains of approximately $22,000.

(d)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on June 30, 2013.
(e)	When-issued security.
(f)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

(g)	Rate shown is the yield to maturity at June 30, 2013.
(h)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
(i)	Securities are available for collateral in connection with purchase of a when-issued security, futures contracts and swap agreements.
+

At June 30, 2013, the U.S. Federal income tax cost basis of investments was approximately $48,659,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $115,000 of which approximately $1,297,000 related to appreciated securities and approximately $1,182,000 related to depreciated securities.

IO	Interest Only.
MTN	Medium Term Note.
STRIPS	Separate Trading of Registered Interest and Principal of Securities.

Futures Contracts:

The Portfolio had the following futures contracts open at June 30, 2013:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury 2 yr. Note	38	$8,360	Sep-13	$(6)
U.S. Treasury 5 yr. Note	1	121	Sep-13	— @
U.S. Treasury Ultra Long Bond	39	5,745	Sep-13	(220)
Short:
U.S. Treasury 10 yr. Note	65	(8,227)	Sep-13	139
U.S. Treasury Long Bond	10	(1,358)	Sep-13	1
				$(86)

Credit Default Swap Agreements:

The Portfolio had the following credit default swap agreements open at June 30, 2013:

Swap Counterparty and Reference Obligation	Buy/Sell Protection	Notional Amount (000)	Pay/Receive Fixed Rate	Termination Date	Upfront Payment Paid (000)	Unrealized Appreciation (Depreciation) (000)		Value (000)	Credit Rating of Reference Obligation†
Barclays Bank
Alcoa, Inc.	Buy	$200	1.00%	9/20/18	$21	$(1)		$20	BBB-
CME Group Inc.
CDX.NA.HY.20.V1*	Sell	1,000	5.00	6/20/18	42	(13)		29	NR
JPMorgan Chase
CDX.NA.IG. 20	Sell	90	1.00	6/20/18	1	(—@	)	1	NR
JPMorgan Chase
CDX.NA.IG. 20	Sell	450	1.00	6/20/18	3	—	@	3	NR
JPMorgan Chase
Kohl’s Corporate	Buy	250	1.00	6/20/18	14	(10)		4	BBB+
		$1,990			$81	$(24)		$57

Interest Rate Swap Agreements:

The Portfolio had the following interest rate swap agreements open at June 30, 2013:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Termination Date	Notional Amount (000)	Unrealized Appreciation (Depreciation) (000)
Deutsche Bank	3 Month LIBOR	Receive	2.80%	5/1/43	$565	$69
Deutsche Bank	3 Month LIBOR	Receive	3.03	5/14/43	1,690	133
Goldman Sachs	3 Month LIBOR	Receive	2.42	3/22/22	642	(1)
JPMorgan Chase	3 Month LIBOR	Receive	2.43	3/22/22	311	(1)
JPMorgan Chase	3 Month LIBOR	Receive	2.09	2/15/23	1,270	51
Royal Bank of Canada	3 Month LIBOR	Receive	2.06	2/6/23	510	22
						$273

@	Value is less than $500.
LIBOR	London Interbank Offered Rate.
NR	Not Rated.
†	Credit Rating as issued by Standard and Poor’s.
*	Centrally Cleared Swap Agreement.

Morgan Stanley Institutional Fund Trust

High Yield Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2013 (unaudited)

	Face Amount (000)	Value (000)
Fixed Income Securities (97.7%)
Corporate Bonds (97.7%)
Basic Materials (8.6%)
American Gilsonite Co.
11.50%, 9/1/17 (a)	$100	$106
APERAM
7.75%, 4/1/18 (a)	150	143
Hecla Mining Co.
6.88%, 5/1/21 (a)	150	140
INEOS Group Holdings SA
6.13%, 8/15/18 (a)	200	191
Neenah Paper, Inc.
5.25%, 5/15/21 (a)	50	49
Permian Holdings, Inc.
10.50%, 1/15/18 (a)	100	98
Prince Mineral Holding Corp.
11.50%, 12/15/19 (a)	150	161
Rentech Nitrogen Partners LP/Rentech Nitrogen Finance Corp.
6.50%, 4/15/21 (a)	100	99
US Coatings Acquisition, Inc./Axalta Coating Systems Dutch Holding B BV
7.38%, 5/1/21 (a)	150	154
		1,141
Communications (8.8%)
Avaya, Inc.
7.00%, 4/1/19 (a)	100	91
Cablevision Systems Corp.
7.75%, 4/15/18	50	54
CCO Holdings LLC/CCO Holdings Capital Corp.
5.75%, 1/15/24	100	97
Cogeco Cable, Inc.
4.88%, 5/1/20 (a)	100	97
Crown Castle International Corp.
5.25%, 1/15/23	50	48
GXS Worldwide, Inc.
9.75%, 6/15/15	50	51
Harron Communications LP/Harron Finance Corp.
9.13%, 4/1/20 (a)	150	163
Intelsat Luxembourg SA
6.75%, 6/1/18 (a)	150	152
inVentiv Health, Inc.
9.00%, 1/15/18 (a)	100	105
Level 3 Financing, Inc.
8.13%, 7/1/19	50	53
MDC Partners, Inc.
6.75%, 4/1/20 (a)	100	100
MetroPCS Wireless, Inc.
6.25%, 4/1/21 (a)	110	112
SBA Telecommunications, Inc.
5.75%, 7/15/20 (a)	50	50
		1,173
Consumer, Cyclical (20.4%)
American Builders & Contractors Supply Co., Inc.
5.63%, 4/15/21 (a)	100	99

	Face Amount (000)	Value (000)
American Standard Americas
10.75%, 1/15/16 (a)	$100	$106
Ameristar Casinos, Inc.
7.50%, 4/15/21	50	52
Burlington Coat Factory Warehouse Corp.
10.00%, 2/15/19	50	56
Burlington Holdings LLC/Burlington Holding Finance, Inc.
9.00%, 2/15/18 (a)(b)	150	154
Caesars Entertainment Operating Co., Inc.,
8.50%, 2/15/20	50	47
10.00%, 12/15/18	150	91
CCM Merger, Inc.
9.13%, 5/1/19 (a)	100	105
Chester Downs & Marina LLC
9.25%, 2/1/20 (a)	100	97
Continental Airlines 2012-3 Class C Pass-Thru Certificates
6.13%, 4/29/18	100	101
Diamond Resorts Corp.
12.00%, 8/15/18	150	165
Empire Today LLC/Empire Today Finance Corp.
11.38%, 2/1/17 (a)	50	40
Exide Technologies
8.63%, 2/1/18 (c)	100	62
Graton Economic Development Authority
9.63%, 9/1/19 (a)	100	110
HD Supply, Inc.
10.50%, 1/15/21	150	156
Hot Topic, Inc.
9.25%, 6/15/21 (a)	100	102
IDQ Holdings, Inc.
11.50%, 4/1/17 (a)	150	165
INTCOMEX, Inc.
13.25%, 12/15/14	145	146
Logan’s Roadhouse, Inc.
10.75%, 10/15/17	100	93
Rite Aid Corp.
6.75%, 6/15/21 (a)(d)	50	49
RSI Home Products, Inc.
6.88%, 3/1/18 (a)	50	51
Scientific Games International, Inc.
6.25%, 9/1/20	50	51
Snoqualmie Entertainment Authority
9.13%, 2/1/15 (a)	127	125
Sonic Automotive, Inc.
5.00%, 5/15/23 (a)	50	49
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp.
6.38%, 6/1/21 (a)	100	97
United Continental Holdings, Inc.
6.38%, 6/1/18	200	197
VWR Funding, Inc.
7.25%, 9/15/17	50	52
Wolverine World Wide, Inc.
6.13%, 10/15/20 (a)	100	104
		2,722

	Face Amount (000)	Value (000)
Consumer, Non-Cyclical (17.9%)
Acadia Healthcare Co., Inc.
6.13%, 3/15/21 (a)	$100	$101
ACCO Brands Corp.
6.75%, 4/30/20	50	51
Ahern Rentals, Inc.
9.50%, 6/15/18 (a)	100	100
Albea Beauty Holdings SA
8.38%, 11/1/19 (a)	100	99
American Achievement Corp.
10.88%, 4/15/16 (a)	50	50
ARAMARK Corp.
5.75%, 3/15/20 (a)	100	103
Armored Autogroup, Inc.
9.25%, 11/1/18	150	138
Bumble Bee Holdco SCA
9.63%, 3/15/18 (a)(b)	100	105
Cenveo Corp.
8.88%, 2/1/18	50	49
DynCorp International, Inc.
10.38%, 7/1/17	50	51
Envision Healthcare Holdings, Inc.
9.25%, 10/1/17 (a)(b)	50	51
Global A&T Electronics Ltd.
10.00%, 2/1/19 (a)	200	204
Hologic, Inc.
6.25%, 8/1/20	50	52
Jaguar Holding Co., I
9.38%, 10/15/17 (a)(b)	100	105
Kindred Healthcare, Inc.
8.25%, 6/1/19	150	154
Knowledge Universe Education LLC
7.75%, 2/1/15 (a)	150	145
Monitronics International, Inc.
9.13%, 4/1/20	100	104
RR Donnelley & Sons Co.
7.88%, 3/15/21	50	51
Safway Group Holding LLC/Safway Finance Corp.
7.00%, 5/15/18 (a)	100	98
Service Corp. International
5.38%, 1/15/22 (a)(d)	100	100
ServiceMaster Co.
8.00%, 2/15/20	100	100
Spectrum Brands Escrow Corp.
6.63%, 11/15/22 (a)	50	53
SUPERVALU, Inc.
8.00%, 5/1/16	50	54
US Foods, Inc.
8.50%, 6/30/19	100	105
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc.
8.00%, 2/1/18	50	53
Wells Enterprises, Inc.
6.75%, 2/1/20 (a)	100	105
		2,381

	Face Amount (000)	Value (000)
Energy (6.0%)
Approach Resources, Inc.
7.00%, 6/15/21	$50	$51
Bonanza Creek Energy, Inc.
6.75%, 4/15/21	50	50
Continental Resources, Inc.
4.50%, 4/15/23 (a)	50	49
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
7.75%, 4/1/19	50	52
Eagle Rock Energy Partners LP/Eagle Rock Energy Finance Corp.
8.38%, 6/1/19	50	51
Kodiak Oil & Gas Corp.
5.50%, 1/15/21 (a)	50	49
Northern Oil and Gas, Inc.
8.00%, 6/1/20	50	51
Northern Tier Energy LLC/Northern Tier Finance Corp.
7.13%, 11/15/20 (a)	100	101
PetroBakken Energy Ltd.
8.63%, 2/1/20 (a)	100	95
Petroquest Energy LLC
10.00%, 9/1/17	100	100
Seven Generations Energy Ltd.
8.25%, 5/15/20 (a)	100	100
SM Energy Co.
5.00%, 1/15/24 (a)	50	48
		797
Finance (8.6%)
CNO Financial Group, Inc.
6.38%, 10/1/20 (a)	50	53
Compiler Finance Sub, Inc.
7.00%, 5/1/21 (a)	100	98
GETCO Financing Escrow LLC
8.25%, 6/15/18 (a)	100	95
Jefferies Finance LLC/JFIN Co-Issuer Corp.
7.38%, 4/1/20 (a)	200	195
Jefferies LoanCore LLC/JLC Finance Corp.
6.88%, 6/1/20 (a)	200	195
Kennedy-Wilson, Inc.
8.75%, 4/1/19	50	54
Nationstar Mortgage LLC/Nationstar Capital Corp.
7.88%, 10/1/20	50	53
Nuveen Investments, Inc.
9.13%, 10/15/17 (a)	100	101
Oxford Finance LLC/Oxford Finance Co-Issuer, Inc.
7.25%, 1/15/18 (a)	100	104
Provident Funding Associates LP/PFG Finance Corp.
6.75%, 6/15/21 (a)	100	100
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.
9.50%, 6/15/19 (a)	92	100
		1,148
Industrials (22.0%)
Alion Science & Technology Corp.
12.00%, 11/1/14 (b)	52	53

	Face Amount (000)	Value (000)
Associated Asphalt Partners LLC/Road Holdings III LLC/Associated Asphalt Finance
8.50%, 2/15/18 (a)	$100	$102
Atkore International, Inc.
9.88%, 1/1/18	50	53
BC Mountain LLC/BC Mountain Finance, Inc.
7.00%, 2/1/21 (a)	100	102
BOE Intermediate Holding Corp.
9.00%, 11/1/17 (a)(b)	100	97
Bristow Group, Inc.
6.25%, 10/15/22	50	51
Cequel Communications Holdings I LLC/Cequel Capital Corp.
6.38%, 9/15/20 (a)	50	51
Cleaver Brooks, Inc.
8.75%, 12/15/19 (a)	100	105
Consolidated Container Co., LLC/Consolidated Container Capital, Inc.
10.13%, 7/15/20 (a)	150	158
DH Services Luxembourg Sarl
7.75%, 12/15/20 (a)	50	53
DryShips, Inc.
5.00%, 12/1/14	100	89
Gibraltar Industries, Inc.
6.25%, 2/1/21 (a)	50	52
Griffon Corp.
7.13%, 4/1/18	50	53
Harland Clarke Holdings Corp.
9.50%, 5/15/15	82	81
Interline Brands, Inc.
10.00%, 11/15/18 (b)	150	162
Iracore International Holdings, Inc.
9.50%, 6/1/18 (a)	150	153
JB Poindexter & Co., Inc.
9.00%, 4/1/22 (a)	150	158
Kenan Advantage Group, Inc. (The)
8.38%, 12/15/18 (a)	100	105
Kratos Defense & Security Solutions, Inc.
10.00%, 6/1/17	50	54
Marquette Transportation Co./Marquette Transportation Finance Corp.
10.88%, 1/15/17	150	161
Martin Midstream Partners LP/Martin Midstream Finance Corp.
7.25%, 2/15/21 (a)	50	50
Navios Maritime Holdings, Inc./Navios Maritime Finance II US, Inc.
8.13%, 2/15/19	100	95
Nuverra Environmental Solutions, Inc.
9.88%, 4/15/18	100	106
Pretium Packaging LLC/Pretium Finance, Inc.
11.50%, 4/1/16	100	107
Quality Distribution LLC/QD Capital Corp.
9.88%, 11/1/18	135	147
Sequa Corp.
7.00%, 12/15/17 (a)	50	50
Silver II Borrower/Silver II US Holdings LLC
7.75%, 12/15/20 (a)	100	101
Tekni-Plex, Inc.
9.75%, 6/1/19 (a)	72	77
Tervita Corp.
8.00%, 11/15/18 (a)	50	50

	Face Amount (000)	Value (000)
Viasystems, Inc.
7.88%, 5/1/19 (a)	$50	$53
Weekley Homes LLC/Weekley Finance Corp.
6.00%, 2/1/23 (a)	100	99
Zachry Holdings, Inc.
7.50%, 2/1/20 (a)	100	104
		2,932
Technology (3.0%)
First Data Corp.,
11.25%, 1/15/21 (a)	50	50
11.75%, 8/15/21 (a)	100	91
Freescale Semiconductor, Inc.
9.25%, 4/15/18 (a)	50	54
IMS Health, Inc.
6.00%, 11/1/20 (a)	50	51
Infor US, Inc.,
9.38%, 4/1/19	100	109
11.50%, 7/15/18	45	51
		406
Utilities (2.4%)
AES Corp.
7.38%, 7/1/21	50	55
GenOn Americas Generation LLC
8.50%, 10/1/21	100	108
LBC Tank Terminals Holding Netherlands BV
6.88%, 5/15/23 (a)	100	101
Sabine Pass LNG LP
6.50%, 11/1/20 (a)	50	51
		315
Total Fixed Income Securities (Cost $12,838)		13,015

	Shares
Short-Term Investment (1.5%)
Investment Company (1.5%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (e) (Cost $200)	200,342	200
Total Investments (99.2%) (Cost $13,038) +		13,215
Other Assets in Excess of Liabilities (0.8%)		107
Net Assets (100.0%)		$13,322

(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	Payment-in-kind security.
(c)	Issuer is in default.
(d)	When-issued security.

(e)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

+

At June 30, 2013, the U.S. Federal income tax cost basis of investments was approximately $13,038,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $177,000 of which approximately $367,000 related to appreciated securities and approximately $190,000 related to depreciated securities.

Morgan Stanley Institutional Fund Trust

Limited Duration Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2013 (unaudited)

	Face Amount (000)	Value (000)
Fixed Income Securities (98.3%)
Agency Adjustable Rate Mortgages (2.7%)
Federal Home Loan Mortgage Corporation,
Conventional Pools:
2.70%, 7/1/38	$530	$563
2.73%, 7/1/36	174	185
2.93%, 9/1/35 — 1/1/38	951	1,005
Federal National Mortgage Association,
Conventional Pools:
2.34%, 5/1/35	651	692
2.80%, 5/1/39	678	726
Government National Mortgage Association,
Various Pool
3.00%, 2/20/40	236	251
		3,422
Agency Fixed Rate Mortgages (0.7%)
Federal Home Loan Mortgage Corporation,
Gold Pools:
6.50%, 9/1/19 — 11/1/29	12	13
7.50%, 11/1/19	2	2
Federal National Mortgage Association,
Conventional Pools:
6.50%, 2/1/28 — 10/1/32	671	756
7.00%, 7/1/29 — 12/1/33	62	69
Government National Mortgage Association,
Various Pools:
9.00%, 11/15/16 — 12/15/16	32	34
		874
Asset-Backed Securities (13.1%)
Ally Auto Receivables Trust,
Series 2012-3
0.62%, 3/15/17	750	748
Series 2012-SN1
0.57%, 8/20/15	560	558
Ally Master Owner Trust
2.15%, 1/15/16	700	704
American Express Credit Account Master Trust
1.44%, 3/15/17 (a)	2,325	2,354
AWAS Aviation Capital Ltd.
7.00%, 10/17/16 (b)	380	397
CarMax Auto Owner Trust
0.52%, 7/17/17	500	497
Chase Issuance Trust,
0.54%, 10/16/17	1,125	1,117
0.59%, 8/15/17	1,608	1,601
CNH Equipment Trust
1.17%, 5/15/15	218	218
Ford Credit Auto Lease Trust,
0.57%, 9/15/15	330	328
0.60%, 3/15/16	590	584
Ford Credit Floorplan Master Owner Trust
4.20%, 2/15/17 (b)	1,150	1,211
GE Dealer Floorplan Master Note Trust
0.68%, 6/20/17 (a)	750	750

	Face Amount (000)	Value (000)
GE Equipment Transportation LLC
0.62%, 7/25/16	$570	$568
Hyundai Auto Receivables Trust
0.53%, 4/17/17	1,500	1,497
John Deere Owner Trust
0.60%, 3/15/17	1,325	1,319
Nationstar Agency Advance Funding Trust
1.89%, 2/18/48 (b)	100	97
North Carolina State Education Assistance Authority,
Zero Coupon, 1/25/21 (a)	196	196
1.08%, 7/25/25 (a)	625	629
Panhandle-Plains Higher Education Authority, Inc.
1.22%, 7/1/24 (a)	275	275
Volvo Financial Equipment LLC
0.74%, 3/15/17 (b)	650	647
World Omni Automobile Lease Securitization Trust
0.93%, 11/16/15	180	180
		16,475
Collateralized Mortgage Obligations - Agency Collateral Series (3.4%)
Federal Home Loan Mortgage Corporation,
1.43%, 8/25/17	688	692
1.56%, 10/25/18	258	260
REMIC
7.50%, 9/15/29	1,360	1,580
Federal National Mortgage Association,
0.59%, 8/25/15	650	650
0.95%, 11/25/15	360	362
1.08%, 2/25/16	670	675
		4,219
Commercial Mortgage-Backed Security (0.1%)
Citigroup Commercial Mortgage Trust (c)
2.11%, 1/12/18	181	182

Corporate Bonds (63.1%)
Finance (30.1%)
ABB Treasury Center USA, Inc.
2.50%, 6/15/16 (b)	745	772
Abbey National Treasury Services PLC
2.88%, 4/25/14	615	623
ABN Amro Bank N.V.
4.25%, 2/2/17 (b)	400	427
Aflac, Inc.
3.45%, 8/15/15	325	342
American International Group, Inc.
3.65%, 1/15/14	745	756
Australia & New Zealand Banking Group Ltd.
1.45%, 5/15/18	575	557
Banco Bradesco SA
4.50%, 1/12/17	975	1,016
Bank of America Corp.,
Series 1
3.75%, 7/12/16	1,295	1,358

	Face Amount (000)	Value (000)
Bank of Montreal
1.40%, 9/11/17	$585	$572
Barclays Bank PLC
5.20%, 7/10/14	980	1,023
BNP Paribas SA
2.38%, 9/14/17	1,000	991
BP Capital Markets PLC
3.88%, 3/10/15	595	625
Canadian Imperial Bank of Commerce
1.55%, 1/23/18	310	302
Capital One Financial Corp.
7.38%, 5/23/14	875	925
CIT Group, Inc.
5.00%, 5/15/17	500	513
Citigroup, Inc. (c)
4.45%, 1/10/17	1,125	1,206
Commonwealth Bank of Australia
1.95%, 3/16/15	735	749
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
3.38%, 1/19/17	330	347
Credit Agricole SA
2.13%, 4/17/18 (b)	775	754
Discover Bank
2.00%, 2/21/18	665	644
DNB Bank ASA
3.20%, 4/3/17 (b)	610	632
General Electric Capital Corp.
1.63%, 4/2/18	1,770	1,726
Goldman Sachs Group, Inc. (The)
2.38%, 1/22/18	880	865
HSBC USA, Inc.
1.63%, 1/16/18	685	669
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
7.75%, 1/15/16	375	388
ING Bank N.V.
3.75%, 3/7/17 (b)	600	628
ING US, Inc.
2.90%, 2/15/18 (b)	300	302
Intesa Sanpaolo SpA
3.88%, 1/16/18	355	341
JPMorgan Chase & Co.,
1.88%, 3/20/15	475	481
3.15%, 7/5/16	1,025	1,065
Korea Development Bank (The)
1.50%, 1/22/18	690	645
Macquarie Group Ltd.
7.30%, 8/1/14 (b)	720	759
Metropolitan Life Global Funding I
1.50%, 1/10/18 (b)	775	752
Mizuho Corporate Bank Ltd.
1.85%, 3/21/18 (b)	645	627
Monumental Global Funding III
5.25%, 1/15/14 (b)	1,115	1,143
National Australia Bank Ltd.
3.00%, 7/27/16 (b)	900	938
Nationwide Building Society
4.65%, 2/25/15 (b)	840	876

	Face Amount (000)	Value (000)
Nordea Bank AB
0.88%, 5/13/16 (b)	$695	$688
PNC Bank NA
0.80%, 1/28/16	600	596
Principal Financial Group, Inc.
1.85%, 11/15/17	725	713
Prudential Financial, Inc.,
MTN
4.75%, 9/17/15	930	1,001
QBE Insurance Group Ltd.
2.40%, 5/1/18 (b)	200	196
Royal Bank of Scotland Group PLC
2.55%, 9/18/15	495	504
Santander Holdings USA, Inc.
3.00%, 9/24/15	110	113
Skandinaviska Enskilda Banken AB
1.75%, 3/19/18 (b)	380	370
Standard Chartered PLC
3.85%, 4/27/15 (b)	940	981
Swedbank AB
1.75%, 3/12/18 (b)	305	297
UBS AG
3.88%, 1/15/15	663	691
UnitedHealth Group, Inc.
1.40%, 10/15/17	250	246
US Bancorp
2.20%, 11/15/16	940	965
WellPoint, Inc.
1.88%, 1/15/18	705	691
Wells Fargo & Co.
3.68%, 6/15/16	1,350	1,443
Westpac Banking Corp.
1.38%, 5/30/18 (b)	970	939
		37,773
Industrials (29.4%)
AbbVie, Inc.,
1.20%, 11/6/15 (b)	745	746
1.75%, 11/6/17 (b)	715	701
Altria Group, Inc.
4.13%, 9/11/15	750	800
Amazon.com, Inc.
1.20%, 11/29/17	700	678
American Honda Finance Corp.
1.60%, 2/16/18 (b)	545	536
Amgen, Inc.
2.50%, 11/15/16	425	440
Anheuser-Busch InBev Worldwide, Inc.
4.13%, 1/15/15	350	368
Applied Materials, Inc.
2.65%, 6/15/16	455	472
ArcelorMittal
9.50%, 2/15/15	610	669
AT&T, Inc.
1.70%, 6/1/17	1,075	1,065

	Face Amount (000)	Value (000)
Bacardi Ltd.
7.45%, 4/1/14 (b)	$835	$875
BAT International Finance PLC
1.40%, 6/5/15 (b)	600	605
Baxter International, Inc.
1.85%, 6/15/18	795	790
Best Buy Co., Inc.
3.75%, 3/15/16	875	877
Bill Barrett Corp.
9.88%, 7/15/16	425	447
Bombardier, Inc.
4.25%, 1/15/16 (b)	250	257
Bunge Ltd. Finance Corp.
5.35%, 4/15/14	830	856
CNH Capital LLC
6.25%, 11/1/16	355	380
Comcast Corp.
6.50%, 1/15/15	870	946
Covidien International Finance SA
1.35%, 5/29/15	265	267
Daimler Finance North America LLC
1.88%, 9/15/14 (b)	785	792
Diageo Capital PLC
1.50%, 5/11/17	775	769
DirecTV Holdings LLC/DirecTV Financing Co., Inc.
4.75%, 10/1/14	695	728
DISH DBS Corp.
7.13%, 2/1/16	475	517
Eaton Corp.
1.50%, 11/2/17 (b)	630	612
Ecolab, Inc.,
1.00%, 8/9/15	245	245
3.00%, 12/8/16	320	334
EMC Corp.
1.88%, 6/1/18	750	742
Experian Finance PLC
2.38%, 6/15/17 (b)	600	595
Express Scripts Holding Co.
2.75%, 11/21/14	580	593
Ford Motor Credit Co., LLC
5.63%, 9/15/15	375	404
Freeport-McMoRan Copper & Gold, Inc.
2.38%, 3/15/18 (b)	155	148
General Mills, Inc.
0.88%, 1/29/16	340	338
Gilead Sciences, Inc.
3.05%, 12/1/16	1,000	1,058
Glencore Funding LLC
1.70%, 5/27/16 (b)	650	631
Goldcorp, Inc.
2.13%, 3/15/18	520	499
Heathrow Funding Ltd.
2.50%, 6/25/15 (b)	400	407
Hewlett-Packard Co.
3.30%, 12/9/16	315	327
Home Depot, Inc.
5.40%, 3/1/16	630	702

	Face Amount (000)	Value (000)
Hyundai Capital America
1.63%, 10/2/15 (b)	$395	$394
Ingersoll-Rand Global Holding Co., Ltd.
2.88%, 1/15/19 (b)	335	331
Intel Corp.
1.35%, 12/15/17	575	563
Kellogg Co.
1.13%, 5/15/15	175	176
Kinross Gold Corp.
3.63%, 9/1/16	740	739
Kraft Foods Group, Inc.
2.25%, 6/5/17	425	428
LVMH Moet Hennessy Louis Vuitton SA
1.63%, 6/29/17 (b)	525	518
Marathon Petroleum Corp.
3.50%, 3/1/16	1,070	1,124
McKesson Corp.
3.25%, 3/1/16	1,070	1,129
News America, Inc.
5.30%, 12/15/14	455	484
Phillips 66
1.95%, 3/5/15	775	787
Precision Castparts Corp.
0.70%, 12/20/15	125	124
Rio Tinto Finance USA PLC
1.38%, 6/17/16	325	323
Takeda Pharmaceutical Co., Ltd.
1.03%, 3/17/15 (b)	440	443
Time Warner Cable, Inc.
6.75%, 7/1/18	400	458
TSMC Global Ltd.
1.63%, 4/3/18 (b)	800	771
Verizon Communications, Inc.
1.10%, 11/1/17	655	634
Viacom, Inc.
4.38%, 9/15/14	1,100	1,147
Vodafone Group PLC
1.25%, 9/26/17	775	742
Volkswagen International Finance N.V.
1.63%, 3/22/15 (b)	1,195	1,209
Waste Management, Inc.
2.60%, 9/1/16	725	749
Wesfarmers Ltd.
2.98%, 5/18/16 (b)	395	411
		36,900
Utilities (3.6%)
AES Corp. (The)
7.75%, 10/15/15	350	388
Enel Finance International N.V.
3.88%, 10/7/14 (b)	1,115	1,142
Enterprise Products Operating LLC
1.25%, 8/13/15	315	316
GDF Suez
1.63%, 10/10/17 (b)	650	641

	Face Amount (000)	Value (000)
Georgia Power Co.
0.75%, 8/10/15	$340	$340
Northeast Utilities
1.45%, 5/1/18	525	510
Spectra Energy Capital LLC
5.90%, 9/15/13	965	975
TransCanada PipeLines Ltd.
0.88%, 3/2/15	300	300
		4,612
		79,285
Mortgages - Other (3.4%)
Alternative Loan Trust,
0.59%, 2/25/35 (a)	161	145
5.50%, 10/25/35 — 11/25/35	1,264	1,158
6.00%, 2/25/37	72	58
FDIC Guaranteed Notes Trust
0.74%, 2/25/48 (a)(b)	325	325
JP Morgan Alternative Loan Trust
6.00%, 12/25/35	171	150
Lehman Mortgage Trust,
Series 2007-8
6.50%, 9/25/37	77	67
Merrill Lynch Mortgage Investors Trust Series
2.26%, 11/25/35 (a)	684	636
Opteum Mortgage Acceptance Corp. Trust
0.49%, 4/25/36 (a)	470	374
RALI Trust,
0.37%, 12/25/36 (a)	379	260
0.38%, 12/25/36 (a)	365	251
6.00%, 11/25/36	209	164
WaMu Mortgage Pass-Through Certificates
2.45%, 4/25/35 (a)	705	645
		4,233
Sovereign (0.8%)
Qatar Government International Bond
4.00%, 1/20/15 (b)	500	520
Spain Government International Bond
4.00%, 3/6/18 (b)	500	493
		1,013
U.S. Treasury Securities (11.0%)
U.S. Treasury Notes,
0.38%, 6/15/15 — 1/15/16	4,060	4,058
1.25%, 10/31/15	8,453	8,610
1.63%, 11/15/22	1,183	1,105
		13,773
Total Fixed Income Securities (Cost $122,653)		123,476

	Shares	Value (000)
Short-Term Investments (2.0%)
Investment Company (1.8%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (d) (Cost $2,223)	2,222,571	$2,223

	Face Amount (000)
U.S. Treasury Securities (0.2%)
U.S. Treasury Bills,
0.05%, 8/8/13 (e)(f)	$150	150
0.12%, 8/8/13 (e)(f)	65	65
		215
Total Short-Term Investments (Cost $2,438)		2,438
Total Investments (100.3%) (Cost $125,091) (g)+		125,914
Liabilities in Excess of Other Assets (-0.3%)		(323)
Net Assets (100.0%)		$125,591

(a)                                      Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on June 30, 2013.

(b)                                      144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(c)                                       For the nine months ended June 30, 2013, the cost of purchases and the proceeds from sales of Citigroup, Inc., Commercial Mortgage-Backed Security and Corporate Bonds, and its affiliated broker-dealers, which may be deemed affiliates of the Adviser, Administrator and Distributor under the Investment Company Act of 1940, was approximately $187,000 and $1,951,000, respectively, including net realized gains of approximately $2,000.

(d)                                      The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

(e)                                       Rate shown is the yield to maturity at June 30, 2013.

(f)                                        All or a portion of the security was pledged to cover margin requirements for futures contracts.

(g)                                       Securities are available for collateral in connection with open futures contracts and swap agreements.

+                                              At June 30, 2013, the U.S. Federal income tax cost basis of investments was approximately $125,091,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $823,000 of which approximately $1,678,000 related to appreciated securities and approximately $855,000 related to depreciated securities.

FDIC                       Federal Deposit Insurance Corporation.

MTN                        Medium Term Note.

REMIC          Real Estate Mortgage Investment Conduit.

Futures Contracts:

The Portfolio had the following futures contracts open at June 30, 2013:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury 2 yr. Note	192	$42,240	Sep-13	$(36)
U.S. Treasury 10 yr. Note	39	4,936	Sep-13	(114)
U.S. Treasury Long Bond	16	2,174	Sep-13	(76)
Short:
U.S. Treasury 5 yr. Note	268	(32,441)	Sep-13	405
				$179

Credit Default Swap Agreements:

The Portfolio had the following credit default swap agreements open at June 30, 2013:

Swap Counterparty and Reference Obligation	Buy/Sell Protection	Notional Amount (000)	Pay/Receive Fixed Rate	Termination Date	Upfront Payment Paid (000)	Unrealized Appreciation (Depreciation) (000)	Value (000)	Credit Rating of Reference Obligation† (unaudited)
Barclays Bank
Alcoa, Inc.	Buy	$650	1.00%	9/20/18	$68	$(2)	$66	BBB-
JPMorgan Chase
CDX.NA.IG. 20	Sell	2,500	1.00	6/20/18	14	2	16	NR
JPMorgan Chase
CDX.NA.IG. 20	Sell	290	1.00	6/20/18	3	(1)	2	NR
JPMorgan Chase
Kohl’s Corporate	Buy	700	1.00	6/20/18	40	(29)	11	BBB+
		$4,140			$125	$(30)	$95

Interest Rate Swap Agreements:

The Portfolio had the following interest rate swap agreements open at June 30, 2013:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Termination Date	Notional Amount (000)	Unrealized Appreciation (000)
Bank of America	3 Month LIBOR	Receive	2.10%	2/5/23	$1,880	$72
Goldman Sachs	3 Month LIBOR	Receive	2.09	2/15/23	2,670	107
Royal Bank of Canada	3 Month LIBOR	Receive	2.06	2/6/23	3,320	141
						$320

LIBOR	London Interbank Offered Rate.
NR	Not Rated.
†	Credit Rating as issued by Standard and Poor’s.

Morgan Stanley Institutional Fund Trust

Notes to the Portfolio of Investments • June 30, 2013 (unaudited)

Security Valuation: (1) Bonds and other fixed income securities may be valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service. The prices provided by a pricing service take into account broker-dealer market price quotations for institutional size trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities; (2) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), if there were no sales on a given day, the security is valued at the mean between the last reported bid and asked prices; (3) all other equity portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked prices.  In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) futures are valued at the latest price published by the commodities exchange on which they trade; (5) swaps are marked-to-market daily based upon quotations from market makers; (6) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”) determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Trustees (the “Trustees”). Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange (“NYSE”).  If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (7) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (8) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (9) short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such valuation does not reflect the securities’ market value, in which case these securities will be valued at their fair market value determined by the Adviser.

Under procedures approved by the Trustees, the Fund’s Adviser has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Fair Value Measurement: Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurements and Disclosures” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value each Portfolio’s investments as of June 30, 2013.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Strategist
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgage	$—	$50	$—	$50
Agency Fixed Rate Mortgages	—	12,850	—	12,850
Asset-Backed Securities	—	1,364	—	1,364
Collateralized Mortgage Obligations - Agency Collateral Series	—	2,672	—	2,672
Commercial Mortgage-Backed Securities	—	4,396	—	4,396
Corporate Bonds	—	33,248	—	33,248
Mortgages - Other	—	1,404	—	1,404
Sovereign	—	55,795	—	55,795
U.S. Treasury Securities	—	10,231	—	10,231
Total Fixed Income Securities	—	122,010	—	122,010
Common Stocks
Aerospace & Defense	2,737	—	—	2,737
Air Freight & Logistics	1,063	—	—	1,063
Airlines	1,104	—	—	1,104
Auto Components	1,785	—	—	1,785
Automobiles	14,878	—	—	14,878
Beverages	4,698	—	—	4,698
Biotechnology	2,395	—	—	2,395
Building Products	1,802	—	—	1,802
Capital Markets	5,126	—	—	5,126
Chemicals	6,869	—	—	6,869
Commercial Banks	21,266	—	—	21,266
Commercial Services & Supplies	1,409	—	—	1,409
Communications Equipment	2,578	—	—	2,578
Computers & Peripherals	4,617	—	—	4,617
Construction & Engineering	1,557	—	—	1,557
Construction Materials	298	—	—	298
Consumer Finance	788	—	—	788
Containers & Packaging	187	—	—	187
Distributors	9	—	—	9
Diversified Consumer Services	107	—	—	107
Diversified Financial Services	6,249	—	—	6,249
Diversified Telecommunication Services	9,581	—	—	9,581
Electric Utilities	7,331	—	—	7,331
Electrical Equipment	2,286	—	—	2,286
Electronic Equipment, Instruments & Components	1,847	—	—	1,847
Energy Equipment & Services	3,573	—	—	3,573
Food & Staples Retailing	8,108	—	—	8,108
Food Products	5,885	—	—	5,885
Gas Utilities	943	—	—	943
Health Care Equipment & Supplies	2,905	—	—	2,905
Health Care Providers & Services	2,544	—	—	2,544
Health Care Technology	106	—	—	106
Hotels, Restaurants & Leisure	2,734	—	—	2,734
Household Durables	859	—	—	859
Household Products	3,902	—	—	3,902
Independent Power Producers & Energy Traders	172	—	—	172
Industrial Conglomerates	2,967	—	—	2,967
Information Technology Services	3,780	—	—	3,780
Insurance	16,279	—	—	16,279
Internet & Catalog Retail	928	—	—	928
Internet Software & Services	2,321	—	—	2,321
Leisure Equipment & Products	198	—	—	198
Life Sciences Tools & Services	602	—	—	602
Machinery	4,598	—	—	4,598
Marine	359	—	—	359

Media	6,320	—	—		6,320
Metals & Mining	5,347	—	—		5,347
Multi-Utilities	6,817	—	—		6,817
Multi-line Retail	633	—	—		633
Office Electronics	709	—	—		709
Oil, Gas & Consumable Fuels	20,274	—	—		20,274
Paper & Forest Products	772	—	—		772
Personal Products	1,205	—	—		1,205
Pharmaceuticals	14,749	—	—		14,749
Professional Services	1,131	—	—		1,131
Real Estate Investment Trusts (REITs)	4,232	—	—		4,232
Real Estate Management & Development	2,974	—	—		2,974
Road & Rail	3,690	—	—		3,690
Semiconductors & Semiconductor Equipment	2,796	—	—		2,796
Software	4,437	—	—		4,437
Specialty Retail	2,800	—	—		2,800
Textiles, Apparel & Luxury Goods	2,363	—	—		2,363
Thrifts & Mortgage Finance	73	—	—		73
Tobacco	3,410	—	—		3,410
Trading Companies & Distributors	1,726	—	—		1,726
Transportation Infrastructure	542	—	—		542
Water Utilities	2	—	—		2
Wireless Telecommunication Services	3,905	—	—		3,905
Total Common Stocks	257,237	—	—		257,237
Commodity Linked Security	—	2,221	—		2,221
Investment Companies	5,250	—	—		5,250
Rights	4	—	—	†	4
Short-Term Investments
Investment Company	45,526	—	—		45,526
U.S. Treasury Securities	—	2,605	—		2,605
Total Short-Term Investments	45,526	2,605	—		48,131
Foreign Currency Forward Exchange Contracts	—	6,107	—		6,107
Futures Contracts	961	—	—		961
Interest Rate Swap Agreements	—	669	—		669
Total Return Swap Agreements	—	5,188	—		5,188
Total Assets	308,978	138,800	—	†	447,778
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(1,649)	—		(1,649)
Futures Contracts	(2,174)	—	—		(2,174)
Total Return Swap Agreements	—	(1,675)	—		(1,675)
Total Liabilities	(2,174)	(3,324)	—		(5,498)
Total	$306,804	$135,476	$—	†	$442,280

†      Includes one security which is valued at zero.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2013, the Portfolio did not have any investments transfer between investment levels.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Global Strategist

	Convertible Preferred Stock (000)	Rights (000)
Beginning Balance	$100	$—
Purchases	—	—
Sales	—	—
Amortization of discount	—	—
Transfers in	—	—
Transfers out	—	—
Corporate Action	—	—	†
Change in unrealized appreciation/depreciation	(16)	—
Realized gains (losses)	(84)	—
Ending Balance	$—	$—	†

Net change in unrealized appreciation/depreciation from investments still held as of June 30, 2013	$—	$—

†     Includes a security that is valued at zero.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Mid Cap Growth
Assets:
Common Stocks
Advertising Agencies	$68,025	$—	$—	$68,025
Alternative Energy	181,293	—	—	181,293
Automobiles	158,736	—	—	158,736
Beverage: Soft Drinks	111,330	—	—	111,330
Biotechnology	253,957	—	—	253,957
Cement	151,005	—	—	151,005
Chemicals: Diversified	158,002	—	—	158,002
Commercial Services	320,159	—	—	320,159
Communications Technology	208,881	—	—	208,881
Computer Services, Software & Systems	1,124,751	—	—	1,124,751
Computer Technology	226,273	—	31,963	258,236
Consumer Lending	110,661	—	—	110,661
Consumer Services: Miscellaneous	50,051	—	—	50,051
Diversified Manufacturing Operations	65,489	—	—	65,489
Diversified Media	93,245	—	—	93,245
Diversified Retail	393,976	—	—	393,976
Electronic Components	41,978	—	—	41,978
Electronic Entertainment	44,930	—	—	44,930
Entertainment	—	—	61,114	61,114
Financial Data & Systems	252,817	—	—	252,817
Foods	143,630	—	—	143,630
Health Care Services	258,608	—	—	258,608
Hotel/Motel	61,572	—	—	61,572
Insurance: Property-Casualty	312,236	—	—	312,236
Medical Equipment	129,689	—	—	129,689
Personal Care	33,174	—	—	33,174
Pharmaceuticals	196,986	—	—	196,986
Publishing	104,103	—	—	104,103
Recreational Vehicles & Boats	214,853	—	—	214,853
Restaurants	272,591	—	—	272,591
Scientific Instruments: Pollution Control	95,397	—	—	95,397
Semiconductors & Components	108,789	—	—	108,789
Specialty Retail	35,172	—	—	35,172
Textiles Apparel & Shoes	166,136	—	—	166,136
Utilities: Electrical	92,229	—	—	92,229
Total Common Stocks	6,240,724	—	93,077	6,333,801
Convertible Preferred Stocks	—	—	4,286	4,286
Preferred Stocks	—	—	11,009	11,009
Short-Term Investment - Investment Company	2,935	—	—	2,935
Total Assets	$6,243,659	$—	$108,372	$6,352,031

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2013, the Portfolio did not have any investments transfer between investment levels.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Mid Cap Growth

	Common Stocks (000)	Convertible Preferred Stocks (000)	Preferred Stock (000)
Beginning Balance	$69,179	$57,738	$11,200
Purchases	—	—	—
Sales	—	(11,237)	—
Amortization of discount	—	—	—
Transfers in	—	—	—
Transfers out	—	—	—
Fund Merger	3,541	3,199	538
Change in unrealized appreciation/depreciation	20,357	(8,645)	(729)
Realized gains (losses)	—	(36,769)	—
Ending Balance	$93,077	$4,286	$11,009

Net change in unrealized appreciation/depreciation from investments still held as of June 30, 2013	$20,357	$(3,822)	$(729)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2013.

MSIFT Mid Cap Growth

	Fair Value at June 30, 2013 (000)	Valuation Technique	Unobservable Input	Range				Weighted Average		Impact to Valuation from an Increase in Input
Communications Technology
Convertible Preferred Stock	$1,114	Asset Approach	Net Tangible Assets	$0.13		$0.13		$0.13		Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	27.5%		28.5%		28.0%		Decrease
			Perpetual Growth Rate	5.0%		6.0%		5.5%		Increase
		Market Comparable Companies	Enterprise Value/Revenue	0.6	x	1.9	x	1.2	x	Increase
			Discount for Lack of Marketability	10.0%		10.0%		10.0%		Decrease
		Merger & Acquisition Tranactions	Sale/Merger Scenario	$9.65		$9.65		$9.65		Increase
Computer Services, Software & Systems
Preferred Stock	$11,009	Discounted Cash Flow	Weighted Average Cost of Capital	16.5%		17.5%		17.0%		Decrease
			Perpetual Growth Rate	2.0%		3.0%		2.5%		Increase
		Market Comparable Companies	Enterprise Value/Revenue	11.0	x	16.1	x	12.1	x	Increase
			Discount for Lack of Marketability	15.0%		15.0%		15.0%		Decrease

Computer Technology
Common Stock	$31,963	Discounted Cash Flow	Weighted Average Cost of Capital	17.0%		19.0%		18.0%		Decrease
Convertible Preferred Stock	$3,172		Perpetual Growth Rate	2.5%		3.5%		3.0%		Increase
		Market Comparable Companies	Enterprise Value/Revenue	7.7	x	14.3	x	12.5	x	Increase
			Discount for Lack of Marketability	15.0%		15.0%		15.0%		Decrease

Entertainment
Common Stock	$61,114	Discounted Cash Flow	Weighted Average Cost of Capital	15.0%		16.0%		15.6%		Decrease
			Perpetual Growth Rate	3.5%		4.5%		4.0%		Increase
		Market Comparable Companies	Enterprise Value/EBITDA	11.1	x	24.5	x	19.7	x	Increase
			Discount for Lack of Marketability	10.0%		10.0%		10.0%		Decrease

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Core Fixed Income
Assets:
Fixed Income Securities
Agency Fixed Rate Mortgages	$—	$11,553	$—	$11,553
Asset-Backed Securities	—	2,177	—	2,177
Collateralized Mortgage Obligations - Agency Collateral Series	—	4,841	—	4,841
Commercial Mortgage-Backed Securities	—	2,824	—	2,824
Corporate Bonds	—	16,296	—	16,296
Municipal Bonds	—	663	—	663
Sovereign	—	1,885	—	1,885
U.S. Agency Securities	—	1,240	—	1,240
U.S. Treasury Securities	—	6,871	—	6,871
Total Fixed Income Securities	—	48,350	—	48,350
Short-Term Investments
Investment Company	6,858	—	—	6,858
Repurchase Agreements	—	1,076	—	1,076
U.S. Treasury Securities	—	1,475	—	1,475
Total Short-Term Investments	6,858	2,551	—	9,409
Futures Contracts	53	—	—	53
Credit Default Swap Agreements	—	1	—	1
Interest Rate Swap Agreements	—	271	—	271
Total Assets	6,911	51,173	—	58,084
Liabilities:
Futures Contracts	(60)	—	—	(60)
Credit Default Swap Agreements	—	(13)	—	(13)
Total Liabilities	(60)	(13)	—	(73)
Total	$6,851	$51,160	$—	$58,011

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2013, the Portfolio did not have any investments transfer between investment levels.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Core Plus Fixed Income
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgage	$—	$1,589	$—	$1,589
Agency Fixed Rate Mortgages	—	49,504	—	49,504
Asset-Backed Securities	—	3,612	—	3,612
Collateralized Mortgage Obligations - Agency Collateral Series	—	10,137	—	10,137
Commercial Mortgage-Backed Securities	—	2,962	—	2,962
Corporate Bonds	—	74,370	—	74,370
Mortgages - Other	—	16,143	—	16,143
Municipal Bonds	—	3,116	—	3,116
Sovereign	—	8,166	—	8,166
U.S. Agency Securities	—	3,419	—	3,419
U.S. Treasury Securities	—	23,349	—	23,349
Total Fixed Income Securities	—	196,367	—	196,367
Short-Term Investments
Investment Company	26,465	—	—	26,465
Repurchase Agreements	—	1,978	—	1,978
U.S. Treasury Security	—	4,999	—	4,999
Total Short-Term Investments	26,465	6,977	—	33,442
Foreign Currency Forward Exchange Contracts	—	149	—	149
Futures Contracts	1	—	—	1
Credit Default Swap Agreements	—	2	—	2
Interest Rate Swap Agreements	—	1,091	—	1,091
Total Assets	26,466	204,586	—	231,052
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(138)	—	(138)
Futures Contracts	(190)	—	—	(190)
Credit Default Swap Agreements	—	(51)	—	(51)
Total Liabilities	(190)	(189)	—	(379)
Total	$26,276	$204,397	$—	$230,673

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2013, the Portfolio did not have any investments transfer between investment levels.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Corporate Bond
Assets:
Fixed Income Securities
Asset-Backed Securities	$—	$318	$—	$318
Collateralized Mortgage Obligation - Agency Collateral Series	—	4	—	4
Corporate Bonds	—	41,324	—	41,324
Total Fixed Income Securities	—	41,646	—	41,646
Short-Term Investments
Investment Company	5,688	—	—	5,688
Repurchase Agreements	—	1,305	—	1,305
U.S. Treasury Securities	—	135	—	135
Total Short-Term Investments	5,688	1,440	—	7,128
Futures Contracts	140	—	—	140
Credit Default Swap Agreements	—	— @	—	— @
Interest Rate Swap Agreements	—	275	—	275
Total Assets	5,828	43,361	—	49,189
Liabilities:
Futures Contracts	(226)	—	—	(226)
Credit Default Swap Agreements	—	(24)	—	(24)
Interest Rate Swap Agreements	—	(2)	—	(2)
Total Liabilities	(226)	(26)	—	(252)
Total	$5,602	$43,335	$—	$48,937

@            Value is less than $500.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2013, the Portfolio did not have any investments transfer between investment levels.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
High Yield
Assets:
Fixed Income Securities - Corporate Bonds	$—	$13,015	$—	$13,015
Short-Term Investment - Investment Company	200	—	—	200
Total Assets	$200	$13,015	$—	$13,215

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2013, the Portfolio did not have any investments transfer between investment levels.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Limited Duration
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgages	$—	$3,422	$—	$3,422
Agency Fixed Rate Mortgages	—	874	—	874
Asset-Backed Securities	—	16,475	—	16,475
Collateralized Mortgage Obligations - Agency Collateral Series	—	4,219	—	4,219
Commercial Mortgage-Backed Security	—	182	—	182
Corporate Bonds	—	79,285	—	79,285
Mortgages - Other	—	4,233	—	4,233
Sovereign	—	1,013	—	1,013
U.S. Treasury Securities	—	13,773	—	13,773
Total Fixed Income Securities	—	123,476	—	123,476
Short-Term Investments
Investment Company	2,223	—	—	2,223
U.S. Treasury Securities	—	215	—	215
Total Short-Term Investments	2,223	215	—	2,438
Futures Contracts	405	—	—	405
Credit Default Swap Agreements	—	2	—	2
Interest Rate Swap Agreements	—	320	—	320
Total Assets	2,628	124,013	—	126,641
Liabilities:
Futures Contracts	(226)	—	—	(226)
Credit Default Swap Agreements	—	(32)	—	(32)
Total Liabilities	(226)	(32)	—	(258)
Total	$2,402	$123,981	$—	$126,383

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2013, the Portfolio did not have any investments transfer between investment levels.

Item 2.  Controls and Procedures.

(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Trust’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Institutional Fund Trust

/s/ Arthur Lev
Arthur Lev
Principal Executive Officer
August 19, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Arthur Lev
Arthur Lev
Principal Executive Officer
August 19, 2013

/s/ Francis Smith
Francis Smith
Principal Financial Officer
August 19, 2013